As filed with the Securities and Exchange Commission on September 8, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  June 30, 2014

Item 1. Reports to Stockholders.

Underlying Funds Trust

SEMI-ANNUAL REPORT

June 30, 2014

(Unaudited)

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets - June 30, 2014 (Unaudited)

Event Driven

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets - June 30, 2014 (Unaudited)

Long/Short Equity

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust
Market Neutral
Allocation of Portfolio Assets - June 30, 2014 (Unaudited)

Market Neutral

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust
Relative Value - Long/Short Debt
Allocation of Portfolio Assets - June 30, 2014 (Unaudited)

Relative Value - Long/Short Debt

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust
Managed Futures Strategies
Allocation of Portfolio Assets - June 30, 2014 (Unaudited)

Managed Futures Strategies

Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – June 30, 2014 (Unaudited)

The following Expense Example is presented for Event Driven, Long/Short Equity, Market Neutral, Relative Value – Long/Short Debt, and Managed Futures Strategies (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 – 6/30/14).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The Example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the Example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust
Expense Example – June 30, 2014 (continued) (Unaudited)

Event Driven

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/14	6/30/14	1/1/14-6/30/14+

Actual…….	$ 1,000.00	$1,047.90	$15.84
Hypothetical
(5% return before
expenses)…….	1,000.00	1,009.32	15.54

+  Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 3.12%, multiplied by the average account value over the period, multiplied by 181/365.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Long/Short Equity

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/14	6/30/14	1/1/14-6/30/14+

Actual…….	$ 1,000.00	$1,026.70	$14.32
Hypothetical
(5% return before
expenses)…….	1,000.00	1,010.66	14.21

+ Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.85%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Expense Example – June 30, 2014 (continued) (Unaudited)

Market Neutral

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/14	6/30/14	1/1/14-6/30/14+

Actual…….	$ 1,000.00	$993.30	$12.90
Hypothetical
(5% return before
expenses)…….	1,000.00	1,011.85	13.02

+ Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.61%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Relative Value – Long/Short Debt
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/14	6/30/14	1/1/14-6/30/14+

Actual…….	$ 1,000.00	$1,034.80	$12.01
Hypothetical
(5% return before
expenses)…….	1,000.00	1,012.99	11.88

+ Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.38%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Expense Example – June 30, 2014 (continued) (Unaudited)

Managed Futures Strategies

			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	1/1/14	6/30/14	1/1/14-6/30/14+

Actual…….	$ 1,000.00	$925.50	$10.89
Hypothetical
(5% return before
expenses)…….	1,000.00	1,013.49	11.38

+ Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.28%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Event Driven
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.5%
Aerospace & Defense - 1.0%
Astronics Corp. (b)	44,114	$2,490,235
Airlines - 1.4%
Delta Air Lines, Inc.	44,018	1,704,377
United Continental Holdings, Inc. (b)	44,520	1,828,436
Total Airlines		3,532,813

Auto Components - 4.6%
American Axle & Manufacturing Holdings, Inc. (b)	194,917	3,681,982
Cobra Automotive Technologies SpA (b)	35,000	71,121
Cooper Tire & Rubber Co.	41,018	1,230,540
Jason Industries, Inc. - Units (b)	52,985	594,757
Jason Industries, Inc. - Common (b)	145,997	1,531,509
Martinrea International, Inc. (b)	359,894	4,276,703
Total Auto Components		11,386,612

Automobiles - 0.8%
General Motors Co.	57,941	2,103,258
Banks - 0.4%
Citigroup, Inc.	16,793	790,950
Sterling Bancorp	18,937	227,244
Total Banks		1,018,194

Biotechnology - 0.1%
Idenix Pharmaceuticals, Inc. (b)	9,000	216,900
QLT, Inc.	1,000	6,180
Total Biotechnology		223,080

Building Products - 0.8%
Masco Corp.	25,670	569,874
Owens Corning	34,718	1,342,892
Total Building Products		1,912,766

Capital Markets - 0.0%
SWS Group, Inc. (b)	5,000	36,400
Chemicals - 8.8%
Chemtura Corp. (b)	50,137	1,310,080
Ferro Corp. (b)	450,880	5,663,053
Innophos Holdings, Inc.	88,963	5,121,600
Kraton Performance Polymers, Inc. (b)	110,067	2,464,400
OCI Partners LP	110,223	2,342,239
PetroLogistics LP	10,000	143,600
Sensient Technologies Corp.	48,430	2,698,519
Trinseo SA (b)	107,080	2,227,264
Total Chemicals		21,970,755

Commercial Services & Supplies - 2.0%
Performant Financial Corp. (b)	175,175	1,769,268
Schawk, Inc.	500	10,180
Waste Management, Inc.	72,688	3,251,334
Total Commercial Services & Supplies		5,030,782

Communications Equipment - 0.0%
Riverbed Technology, Inc. (b)	3,500	72,205
Construction & Engineering - 1.2%
Badger Daylighting Ltd. (b)	73,350	2,416,244
Foster Wheeler AG	4,000	136,280
Kentz Corp.	23,000	364,492
Total Construction & Engineering		2,917,016

Construction Materials - 1.2%
Cemex SAB de CV - ADR (b)	228,893	3,028,254
Vulcan Materials Co.	600	38,250
Total Construction Materials		3,066,504

Containers & Packaging - 5.1%
DS Smith PLC	391,630	1,854,587
Graphic Packaging HoldingCo. (b)	601,485	7,037,375
Intertape Polymer Group, Inc. (b)	355,623	3,945,997
Total Containers & Packaging		12,837,959

Diversifed Financial Services - 0.5%
Nomad Holdings Ltd. (b)	117,806	1,228,128
Diversified Consumer Services - 0.2%
Sotheby’s	10,162	426,702
Diversified Financial Services - 0.6%
Element Financial Corp. (b)	102,259	1,285,126
Pohjola Bank PLC	5,500	119,745
Total Diversified Financial Services		1,404,871

Diversified Telecommunication Services - 2.2%
Cbeyond, Inc. (b)	51,000	507,450
tw telecom, inc. (b)	1,000	40,310
Vivendi SA	198,789	4,864,678
Ziggo NV	4,500	208,110
Total Diversified Telecommunication Services		5,620,548

Electric Utilities - 0.6%
Iberdrola SA	9	69
Pepco Holdings, Inc.	20,000	549,600
UNS Energy Corp.	17,000	1,026,970
Total Electric Utilities		1,576,639

Electronic Equipment, Instruments & Components - 0.2%
Aeroflex Holding Corp. (b)	10,500	110,250
Laird PLC	30,000	145,352
Measurement Specialties, Inc. (b)	2,000	172,140
Total Electronic Equipment, Instruments & Components		427,742

Energy Equipment & Services - 2.3%
Hercules Offshore, Inc. (b)	235,292	945,874
North American Energy Partners, Inc.	604,082	4,862,860
Total Energy Equipment & Services		5,808,734

Food & Staples Retailing - 0.9%
Rite Aid Corp. (b)	45,721	327,820
Safeway, Inc.	30,000	1,030,200
Susser Holdings Corp. (b)	11,000	887,920
Total Food & Staples Retailing		2,245,940

Food Products - 0.6%
GrainCorp Ltd.	15,000	118,754
Hillshire Brands Co.	20,000	1,246,000
Pinnacle Foods, Inc.	4,600	151,340
Warrnambool Cheese & Butter Factory Co. Holding Ltd.	2,000	14,804
Total Food Products		1,530,898

Health Care Equipment & Supplies - 0.2%
Covidien PLC	2,000	180,360
Human Touch (Acquired 8/12/2009 through 10/1/2013, Cost $97,925) (a)(b)(c)	394	9,208
ICU Medical, Inc. (b)	1,800	109,458
Medical Action Industries, Inc. (b)	5,000	68,650
Smith & Nephew PLC - ADR	1,500	133,920
Total Health Care Equipment & Supplies		501,596

Health Care Providers & Services - 0.0%
Gentiva Health Services, Inc. (b)	1,000	15,060
Hotels, Restaurants & Leisure - 12.6%
Belmond Ltd. (b)	6,000	87,240
Bob Evans Farms, Inc.	76,945	3,851,097
Carrols Restaurant Group, Inc. (b)	224,524	1,598,611
Cedar Fair LP	76,460	4,044,734
Churchill Downs, Inc.	24,590	2,215,805
ClubCorp Holdings, Inc.	335,333	6,217,074
Diamond Resorts International, Inc. (b)	257,459	5,991,071
International Game Technology	131,940	2,099,165
Marriott International, Inc.	1	64
MTR Gaming Group, Inc. (b)	40,000	214,000
SeaWorld Entertainment, Inc.	127,653	3,616,410
Town Sports International Holdings, Inc.	235,581	1,566,614
Total Hotels, Restaurants & Leisure		31,501,885

Household Durables - 1.1%
Blyth, Inc.	4,000	31,120
Nobility Homes, Inc. (b)	4,000	46,240
WCI Communities, Inc. (b)	133,836	2,584,373
Total Household Durables		2,661,733

Household Products - 0.7%
Central Garden and Pet Co. (b)	181,803	1,672,588
Insurance - 1.7%
Aspen Insurance Holdings Ltd.	500	22,710
Assured Guaranty Ltd.	63,235	1,549,257
MBIA, Inc. (b)	89,196	984,724
National Interstate Corp.	11,000	308,220
Protective Life Corp.	20,000	1,386,600
Tower Group International Ltd.	500	900
Total Insurance		4,252,411

Internet Software & Services - 0.0%
OpenTable, Inc. (b)	1,000	103,600

IT Services - 0.0%
Bull (b)	500	3,373
Life Sciences Tools & Services - 0.3%
Furiex Pharmaceuticals, Inc. (b)	5,000	530,900
Nordion, Inc. (b)	20,000	251,200
Total Life Sciences Tools & Services		782,100

Machinery - 1.5%
CNH Industrial NV	45,936	469,466
Wabash National Corp. (b)	229,553	3,271,130
Total Machinery		3,740,596

Marine - 0.6%
Stolt-Nielsen Ltd.	58,595	1,432,280
Media - 3.5%
Comcast Corp.	50,186	2,693,985
Digital Cinema Destinations Corp. (b)	5,000	30,050
DIRECTV (b)	10,000	850,100
LIN Media, LLC (b)	20,000	545,000
Loral Space & Communications, Inc. (b)	10,670	775,602
Publigroupe SA	500	119,549
Time Warner Cable, Inc.	3,000	441,900
Tribune Co. (b)	39,619	3,369,596
Total Media		8,825,782

Metals & Mining - 0.8%
Augusta Resource Corp. (b)	15,000	47,373
AuRico Gold, Inc.	9,000	38,340
Camino Minerals Corp. (b)	400	40
Lumina Copper Corp. (b)	5,000	46,249
Pan American Silver Corp. (b)	3,000	45,996
Papillon Resources Ltd. (b)	500	903
Primero Mining Corp. (b)	15,368	123,140
TimkenSteel Corp. (b)	40,845	1,574,576
Total Metals & Mining		1,876,617

Multi-Utilities - 0.0%
Integrys Energy Group,Inc.	1,000	71,130
Oil, Gas & Consumable Fuels - 9.4%
Alvopetro Energy Ltd. (b)	100,000	113,397
Atlas Energy LP	81,000	3,635,280
Avance Gas Holding Ltd.	76,498	1,958,018
BW LPG Ltd.	416,244	6,100,328
Caracal Energy, Inc. (b)	70,000	656,490
Eclipse Resources Corp. (b)	35,595	894,502
Energy XXI Bermuda Ltd.	279	6,593
Equal Energy Ltd.	5,000	27,100
Gulf Coast Ultra Deep Royalty Trust (b)	76,000	222,680

Penn West Petroleum Ltd. (b)	11,342	110,757
Penn West Petroleum Ltd.	686,849	6,703,646
Talisman Energy, Inc.	194,892	2,065,855
TransCanada Corp. (b)	18,953	906,195
Total Oil, Gas & Consumable Fuels		23,400,841

Paper & Forest Products - 2.3%
Ainsworth Lumber Co. Ltd. (b)	50,000	129,797
Boise Cascade Co. (b)	46,027	1,318,213
Wausau Paper Corp.	191,560	2,072,679
Western Forest Products, Inc. (b)	1,109,214	2,318,118
Total Paper & Forest Products		5,838,807

Pharmaceuticals - 0.4%
Allergan, Inc.	800	135,376
AstraZeneca PLC - ADR	2,400	178,344
Forest Laboratories, Inc.	6,500	643,500
Questcor Pharmaceuticals, Inc.	1,000	92,490
Total Pharmaceuticals		1,049,710

Professional Services - 0.1%
Cision AB (b)	24,000	218,159
Real Estate Investment Trusts (REITs) - 0.2%
American Realty Capital Healthcare Trust, Inc.	2,400	26,136
NorthStar Realty Finance Corp.	20,340	353,509
Temple Hotels, Inc. (b)	18,387	98,909
Total Real Estate Investment Trusts (REITs)		478,554
Real Estate Management & Development - 3.0%
Huntingdon Capital Corp. (b)	372,070	4,166,849
RE/MAX Holdings, Inc.	114,232	3,380,125
Total Real Estate Management & Development		7,546,974

Road & Rail - 3.5%
AMERCO	8,859	2,575,843
Con-way, Inc.	64,274	3,240,052
Swift Transportation Co. (b)	112,717	2,843,850
Total Road & Rail		8,659,745

Semiconductors & Semiconductor Equipment - 3.3%
Hittite Microwave Corp.	8,300	646,985
Micron Technology, Inc. (b)	188,873	6,223,365
PLX Technology, Inc. (b)	27,000	174,690
RDA Microelectronics, Inc. - ADR	1,500	25,665
SunEdison Semiconductor Ltd. (b)	50,397	853,221
Wolfson Microelectronics PLC (b)	50,000	198,094
Xcerra Corp. (b)	2,500	22,750
Total Semiconductors & Semiconductor Equipment		8,144,770

Software - 0.3%
Giant Interactive Group, Inc. - ADR	1,000	11,840
MICROS Systems, Inc. (b)	10,000	679,000
ReadSoft AB	10,000	66,302
Total Software		757,142

Specialty Retail - 2.1%
Chico’s FAS, Inc.	10,268	174,145
Murphy USA, Inc. (b)	69,841	3,414,526
PetSmart, Inc.	25,747	1,539,671
Total Specialty Retail		5,128,342

Technology Hardware, Storage & Peripherals - 0.1%
Fusion-io, Inc. (b)	20,000	226,000
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	21,000	206,430
PennyMac Financial Services, Inc. (b)	39,106	594,020
TF Financial Corp.	500	21,240
Total Thrifts & Mortgage Finance		821,690

Trading Companies & Distributors - 0.9%
NOW, Inc. (b)	61,267	2,218,478
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (b)	8,000	268,960
TOTAL COMMON STOCKS (Cost $183,531,390)		$211,067,704

PREFERRED STOCKS - 0.0%
Health Care Equipment & Supplies - 0.0%
Human Touch Series B, 0.000% (Acquired 08/12/2009 through 10/01/2013, Cost $195,800) (a)(b)(c)	787	18,417
TOTAL PREFERRED STOCKS (Cost $195,800)		$18,417

	Principal
	Amount
CONVERTIBLE BONDS - 0.3%
Consumer Finance - 0.3%
Atlanticus Holdings Corp.
5.875%, 11/30/2035	$2,000,000	821,250
TOTAL CONVERTIBLE BONDS (Cost $817,232)		$821,250

CORPORATE BONDS - 7.7%
Containers & Packaging - 1.8%
Ardagh Finance Holdings SA
11.125%, 06/01/2018 (Acquired 10/17/2013 through 06/01/2014, Cost $286,075) (d)	278,585	294,882
11.125%, 06/01/2018 (Acquired01/25/2013 through 12/02/2013, Cost $1,907,357) (d)	EUR 1,439,417	2,089,254
8.625%, 06/15/2019 (Acquired 06/06/2014, Cost $2,046,640) (d)	$2,000,000	2,060,000
Total Containers & Packaging		4,444,136

Hotels, Restaurants & Leisure - 1.4%
Caesar’s Entertainment Resort Properties LLC
11.000%, 10/01/2021 (Acquired 09/27/2013 through 03/26/2014, Cost $3,266,835) (d)	3,215,000	3,456,125
Household Products - 0.4%
Reynolds Group Issuer, Inc./Reynold’s Group Issuer, LLC
9.875%, 08/15/2019	900,000	996,750
Media - 0.4%
Clear Channel Communications, Inc.
10.750%, 08/01/2016	900,000	904,500
Metals & Mining - 0.0%
Aleris International, Inc.
10.000%, 12/15/2016 (Acquired 05/27/2010, Cost $6,850) (a)(c)(f)	1,000,000	21,250
Oil, Gas & Consumable Fuels - 1.5%
Endeavour International Corp.
12.000%, 03/01/2018	609,613	557,796

NGPL PipeCo LLC
7.768%, 12/15/2037 (Acquired 02/05/2014 through 06/04/2014, Cost $2,717,950) (d)	2,920,000	2,788,600
Xinergy Corp.
9.250%, 05/15/2019 (Acquired 07/11/2012, Cost, Cost $353,056) (d)	483,700	309,568
Total Oil, Gas & Consumable Fuels		3,655,964

Paper & Forest Products - 1.5%
Millar Western Forest Products Ltd.
8.500%, 04/01/2021	1,650,000	1,761,375
Verso Paper Holdings LLC / Verso Paper, Inc.
11.375%, 08/01/2016	925,000	425,500
11.750%, 01/15/2019	1,850,000	1,683,500
Total Paper & Forest Products		3,870,375

Specialty Retail - 0.7%
Toys R Us, Inc.
7.375%, 09/01/2016 (Acquired 06/12/2014, Cost, Cost $1,822,828) (d)	2,000,000	1,840,000
TOTAL CORPORATE BONDS (Cost $18,481,342)		$19,189,100

BANK LOANS - 1.0%
NGPL PipeCo, LLC
6.750%, 09/15/2017 (e)	1,235,655	1,234,111
Transtar Industries 2nd Lien
10.000%, 10/09/2019 (e)	1,350,000	1,336,500
TOTAL BANK LOANS (Cost $2,483,281)		$2,570,611

ESCROW NOTES - 0.0%
AMR Corp. Escrow (a)(b)	23,290	0
General Motors Co. (a)(b)	1,200,000	0
General Motors Co. (a)(b)	500,000	0
General Motors Co. (a)(b)	6,000	0
Lear Corp. (a)(b)	1,000,000	100
Six Flags Entertainment Corp. (a)(b)	600,000	0
Smurfit-Stone Container Corp. (a)(b)	7,125	0
TOTAL ESCROW NOTES (Cost $0)		$100

CLOSED END FUNDS - 0.8%
Invesco Senior Income Trust	375,565	1,881,580
TOTAL CLOSED END FUNDS (Cost $1,884,554)		$1,881,580

RIGHTS - 0.1%	Shares
American Medical Alert Corp. (a)(b)	20,000	200
Chelsea Therapeutics International CVR (a)(b)	1,000	110
Clinical Data, Inc. (a)(b)	18,000	17,100
Contra Teva Pharmaceuticals CVR (a)(b)	71,885	38,099
Cubist Pharmaceuticals, Inc. (b)	5,000	579
Gerber Scientific, Inc. (a)(b)	30,000	0
Leap Wireless International, Inc. (a)(b)	60,000	151,200
Omthera Pharmaceuticals (a)(b)	100	60
Trius Therapeutics, Inc. (a)(b)	70,000	9,100
TOTAL RIGHTS (Cost $10,583)		$216,448

WARRANTS - 0.4%
Alpha Bank AE
Expiration December 2017, Exercise Price: $0.45	311,885	790,069

Huntingdon Capital Corp.
Expiration December 2016, Exercise Price: $9.00 (a)(b)	11,900	45,836
Lear Corp.
Expiration November 2014, Exercise Price: $0.05 (b)	75	13,291
Nomad Holdings Ltd.
Expiration April 2017, Exercise Price: $11.50 (b)	117,806	53,454
TOTAL WARRANTS (Cost $597,087)		$902,650

PURCHASED OPTIONS - 0.1%
	Contracts
Call Options - 0.0%
Vodafone Group
Expiration January 2015, Exercise Price: $40.00 (b)	64	1,664
Put Options - 0.1%
iShares Russell 2000 ETF
Expiration July 2014, Exercise Price: $116.00 (b)	1,017	83,394
SPDR S&P 500 ETF Trust
Expiration July 2014, Exercise Price: $193.00 (b)	610	45,140
SPDR S&P 500 ETF Trust
Expiration July 2014, Exercise Price: $194.00 (b)	610	55,510
SPDR S&P 500 ETF Trust
Expiration August 2014, Exercise Price: $191.00 (b)	610	84,790
SPDR S&P 500 ETF Trust
Expiration August 2014, Exercise Price: $193.00 (b)	305	55,510
Total Put Options		324,344

TOTAL PURCHASED OPTIONS (Cost $661,420) (b)		$326,008

MONEY MARKET FUNDS - 11.3%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.06% (e)	28,253,119	28,253,119
TOTAL MONEY MARKET FUNDS (COST $28,253,119)

Total Investments (Cost $236,915,808) - 106.2%		265,246,987

Liabilities in Excess of Other Assets - (6.2)%		(15,412,633)
TOTAL NET ASSETS - 100.0%		$249,834,354
Percentages are stated as a percent of net assets.

EUR	Euro
ADR	American Depository Receipt

(a)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). At June 30, 2014, the market value of these securities total $310,680 which represents 0.1% of total net assets.
(b)	Non-income producing.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2014, the market value of these securities total $48,875 which represents 0.0% of total net assets.
(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2014, the market value of these securities total $12,856,846 which represents 5.1% of total net assets.
(e)	Variable Rate Security. The rate shown represents the rate at June 30, 2014.
(f)	Default or other conditions exist and security is not presently accruing income.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
June 30, 2014 (Unaudited)

COMMON STOCKS - 11.8%	Shares	Value
Auto Components - 0.4%
Autoliv, Inc.	8,983	$957,408
Automobiles - 0.1%
Ford Motor Co.	18,900	325,836
Capital Markets - 0.5%
Ashmore Group PLC	154,148	973,269
KCG Holdings, Inc.	18,953	225,161
Total Capital Markets		1,198,430

Communications Equipment - 0.5%
Pace PLC	222,758	1,352,947
Construction & Engineering - 0.2%
FLSmidth & Co. A/S	8,717	486,743
Diversified Financial Services - 0.5%
Element Financial Corp.	101,690	1,284,646
Food & Staples Retailing - 0.5%
SUPERVALU, Inc.	143,526	1,179,784
Health Care Equipment & Supplies - 0.0%
Medtronic, Inc.	1,912	121,909
Health Care Providers & Services - 0.3%
Skilled Healthcare Group, Inc.	115,734	727,967
Household Durables - 1.3%
Garmin Ltd.	34,500	2,101,050
Newell Rubbermaid, Inc.	36,806	1,140,618
Total Household Durables		3,241,668

Insurance - 0.7%
Everest Re Group Ltd.	10,777	1,729,601
IT Services - 1.4%
Cardtronics, Inc.	12,930	440,655
CGI Group, Inc.	31,600	1,120,015
Heartland Payment Systems, Inc.	26,349	1,085,842
Higher One Holdings, Inc.	85,511	325,797
VeriFone Systems, Inc.	12,324	452,907
Total IT Services		3,425,216

Machinery - 1.2%
Caterpillar, Inc.	13,210	1,435,531
CNH Industrial NV	27,646	283,673
Colfax Corp.	16,273	1,212,989
Total Machinery		2,932,193

Metals & Mining - 0.0%
Primero Mining Corp.	15,368	123,140

Multiline Retail - 0.5%
J.C. Penney Co., Inc.	136,996	1,239,814
Multi-Utilities - 0.4%
Consolidated Edison, Inc.	17,227	994,687
Oil, Gas & Consumable Fuels - 1.0%
DeeThree Exploration Ltd.	50,527	539,813
Ultra Petroleum Corp.	52,884	1,570,126
Whitecap Resources, Inc.	30,507	470,878
Total Oil, Gas & Consumable Fuels		2,580,817

Paper & Forest Products - 0.2%
Norbord, Inc.	15,255	374,280
Pharmaceuticals - 0.2%
Actavis PLC	1,780	397,029
Software - 0.2%
Rosetta Stone, Inc.	63,380	616,054
Specialty Retail - 1.2%
GameStop Corp.	35,483	1,435,997
Select Comfort Corp.	74,262	1,534,253
Total Specialty Retail		2,970,250

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	34,224	1,170,118
TOTAL COMMON STOCKS (Proceeds $28,107,092)		$29,430,537

EXCHANGE TRADED FUNDS - 17.5%
iShares 20+ Year Treasury Bond ETF	5,085	577,249
iShares MSCI Emerging Markets ETF	25,747	1,113,043
iShares MSCI United Kingdom ETF	71,397	1,490,769
iShares Russell 2000 ETF	196,329	23,325,849
SPDR S&P 500 ETF Trust	88,479	17,317,110
TOTAL EXCHANGE TRADED FUNDS (Proceeds $42,433,386)		$43,824,020

	Principal
	Amount	Value
CORPORATE BONDS - 3.5%
Food Products - 0.8%
Hormel Foods Corp.
4.125%, 04/15/2021	$1,800,000	1,947,974
Metals & Mining - 0.2%
United States Steel Corp.
7.375%, 04/01/2020	500,000	551,250
Multiline Retail - 1.2%
Sears Holdings Corp.
6.625%, 10/15/2018	3,225,000	2,971,031
Oil, Gas & Consumable Fuels - 1.3%
Hess Corp.
5.600%, 02/15/2041	2,800,000	3,255,807
TOTAL CORPORATE BONDS (Proceeds $8,520,119)		$8,726,062

FOREIGN GOVERNMENT NOTES/BONDS - 0.6%
France Government Bond OAT
3.500%, 04/25/2026	EUR 899,000	1,439,532
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $1,283,228)		$1,439,532

Total Securities Sold Short (Proceeds $80,343,825) - 33.4%		$83,420,151

EUR Euro

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Options Written
June 30, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS
PetSmart, Inc.
Expiration: July 2014, Exercise Price: $62.50	95	$5,700
Vodafone Group
Expiration: January 2015, Exercise Price: $50.00	218	763
Total Call Options		6,463

PUT OPTIONS
Caterpillar, Inc.
Expiration: July 2014, Exercise Price: $107.00	19	209
iShares Russell 2000 ETF
Expiration: July 2014, Exercise Price: $113.00	1,424	46,992
iShares Russell 2000 ETF
Expiration: July 2014, Exercise Price: $113.50	102	408
iShares Russell 2000 ETF
Expiration: July 2014, Exercise Price: $115.50	57	570
J.C. Penney Company, Inc.
Expiration: August 2014, Exercise Price: $2.00	916	458
SPDR S&P 500 ETF Trust
Expiration: July 2014, Exercise Price: $181.00	305	3,965
SPDR S&P 500 ETF Trust
Expiration: July 2014, Exercise Price: $185.00	813	17,073
SPDR S&P 500 ETF Trust
Expiration: July 2014, Exercise Price: $188.00	610	19,520
SPDR S&P 500 ETF Trust
Expiration: August 2014, Exercise Price: $183.00	305	17,080
SPDR S&P 500 ETF Trust
Expiration: August 2014, Exercise Price: $184.00	610	37,210
Vodafone Group Public Limited Company
Expiration: January 2015, Exercise Price: $30.00	3	315
Total Put Options		143,800

Total Options Written (Premiums received $357,478)		$150,263

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Swap Contracts
June 30, 2014 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Value	Moody’s Rating of Reference Entity	Maximum Potential Future Payment (Receipt)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas	Markit CDX.NA.HY.19 (a)	Buy	(5.00%)	12/20/2017	$2,000,000	B1	$(2,000,000)	$(12,985)	$(170,833)
BNP Paribas	Markit CDX.NA.HY.21 (a)	Buy	(5.00%)	12/20/2018	2,000,000	B1	(2,000,000)	(76,012)	(107,135)

Total Credit Default Swap Buy Contracts									(277,968)

CREDIT DEFAULT SWAP SELL CONTRACTS

BNP Paribas	Markit CDX.NA.HY.19 (a)	Sell	5.00%	12/20/2017	2,000,000	B1	2,000,000	108,945	74,872

Total Credit Default Swap Sell Contracts									74,872

Total Credit Default Swap Contracts									$(203,096)

(a) Markit CDX North American High Yield Index
The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Forward Contracts
June 30, 2014 (Unaudited)
Settlement Date	Counterparty	Currency to be Delivered	U.S. $ Value June 30, 2014	Currency to be Received	U.S. $ Value June 30, 2014	Unrealized Appreciation (Depreciation)
7/31/2014	U.S. Bank	57,725,000 Norwegian Krone	$9,399,166	9,360,304 U.S. Dollars	$9,360,304	$(38,862)
7/31/2014	U.S. Bank	2,500,000 Canadian Dollars	2,340,934	2,334,049 U.S. Dollars	2,334,049	(6,885)
3/31/2015	BNP Paribas S.A.	1,400,000 Canadian Dollars	1,303,059	1,263,196 U.S. Dollars	1,263,196	(39,863)
12/3/2014	BNP Paribas S.A.	400,000 Canadian Dollars	373,388	372,481 U.S. Dollars	372,481	(907)
12/15/2014	U.S. Bank	500,000 Euros	684,732	679,625 U.S. Dollars	679,625	(5,107)
12/3/2014	BNP Paribas S.A.	1,600,000 Euros	2,192,359	2,180,376 U.S. Dollars	2,180,376	(11,983)
			$16,293,638		$16,190,031	$(103,607)

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$326,008
			Written option
Written Options			contracts, at value	$150,263
Total Equity Contracts		$326,008		$150,263
Foreign Exchange Contracts:
	Cumulative		Cumulative
	appreciation on		depreciation on
Forward Contracts	forward contracts *	$-	forward contracts *	$103,607
Credit Contracts:

			Swap payments
	Swap payments paid		received & unrealized
	& unrealized gain on		loss on swap
Swap Contracts	swap contracts **	183,817	contracts **	366,965
Total Derivatives		$509,825		$620,835

*  Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with
Realized Gain (Loss) on Investments in
Unaffiliated Issuers)	$(691,080)
Written Options	1,909,395
Total Equity Contracts	$1,218,315
Foreign Exchange Contracts:
Forward contracts	$(57,520)
Credit Contracts:
Swap contracts	(50,556)
Total Realized Gain on Derivatives	$1,110,239

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with
Unrealized Appreciation (Depreciation)
on Investments in Unaffiliated Issuers)	$(283,747)
Written Options	160,173
Total Equity Contracts	$(123,574)
Foreign Exchange Contracts:
Forward contracts	$15,428
Credit Contracts:
Swap contracts	(7,885)
Total Change in Unrealized
Appreciation (Depreciation) on
Derivatives	$(116,031)

The average quarterly market values of purchased and written options during the period ended June 30, 2014 (Unaudited) were as follows:

Purchased options	$951,062
Written options	$524,861

The average quarterly notional amounts of swaps and forward contracts during the period ended June 30, 2014 (Unaudited) were as follows:

Swaps	$6,000,000
Forward Contracts	$20,582,271

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (Unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$195,351,317	$15,707,179	(1)	$9,208	(2)	$211,067,704
Preferred Stocks	-	-		18,417		18,417
Convertible Bonds	-	821,250		-		821,250
Corporate Bonds	-	19,167,850		21,250		19,189,100
Bank Loans	-	2,570,611		-		2,570,611
Escrow Notes	-	-		100		100
Closed End Funds	1,881,580	-		-		1,881,580
Rights	579	-		215,869		216,448
Warrants	843,523	13,291		45,836		902,650
Purchased Options	326,008	-		-		326,008
Money Market Funds	28,253,119	-		-		28,253,119
Total Long Investments in Securities	$226,656,126	$38,280,181		$310,680		$265,246,987

Securities Sold Short:
Common Stocks	$26,333,905	$3,096,632	(1)	$-		$29,430,537
Exchange Traded Funds	43,824,020	-		-		43,824,020
Corporate Bonds	-	8,726,062		-		8,726,062
Foreign Government Notes/Bonds	-	1,439,532		-		1,439,532
Total Securities Sold Short	$70,157,925	$13,262,226		$-		$83,420,151

Written Options	$149,042	$1,221		$-		$150,263

Other Financial Instruments(3)
Credit Default Swap Buy Contracts	$-	$(277,968)		$-		$(277,968)
Credit Default Swap Sell Contracts	-	74,872		-		74,872
Forward Contracts	(103,607)	-		-		(103,607)
Total Other Financial Instruments	$(103,607)	$(203,096)		$-		$(306,703)

Below are the transfers into or out of Levels 1 and 2 during the quarter ended June 30, 2014:

	Long Securities	Securities Sold Short
Transfers into Level 1	$-	$-
Transfers out of Level 1	10,500,477	3,096,632
Net Transfers in and/(out) of Level 1	$(10,500,477)	$(3,096,632)

Transfers into Level 2	$10,500,477	$3,096,632
Transfers out of Level 2	-	-
Net Transfers in and/(out) of Level 2	$10,500,477	$3,096,632

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2014. See Note 1 in the Notes to Schedule of Investments.

(1) The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Auto Components	$594,757	$-
Capital Markets	-	973,269
Communications Equipment	-	1,352,947
Construction & Engineering	-	486,743
Containers & Packaging	1,854,587	-
Diversified Telecommunication Services	5,072,788	-
Electric Utilities	69	-
Electronic Equipment, Instruments & Components	145,352	-
Food Products	118,754	-
Household Durables	46,240	-
IT Services	3,373	-
Machinery	-	283,673
Marine	1,432,280	-
Media	119,549	-
Metals & Mining	943	-
Oil, Gas & Consumable Fuels	6,100,328	-
Professional Services	218,159	-
	$15,707,179	$3,096,632

(2) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

Health Care Equipment & Supplies	$9,208
$9,208

(3) Includes cumulative appreciation/depreciation on Other Financial Instruments as reported in their respective Schedules. Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities, at fair value
Balance as of December 31, 2013	$427,853
Accrued discounts/premiums	3,502
Realized gain (loss)	6,750
Change in unrealized appreciation	175,079
Purchases	293,725
Sales	(642,065)
Transfer into Level 3	45,836
Balance as of June 30, 2014	$310,680

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at June 30, 2014	$(107,888)

	Fair Value at	Valuation	Unobservable
Type of Security	6/30/2014	Techniques	Input	Range

			Inputs used by
Common Stocks	$9,208	Private Transaction	third party for offer	NA

			Discount for lack
			of marketability	65%

			Inputs used by
Preferred Stocks	18,417	Private Transaction	third party for offer	NA

			Discount for lack
			of marketability	65%

			Third party &
			broker quoted
Corporate Bonds	21,250	Consensus pricing	inputs	NA

			Third party &
			broker quoted
Escrow	100	Consensus pricing	inputs	NA

			Likelihood of
			future cash flow to
Rights	215,869	Expected Future Cash Flows	be received	None

			Likelihood of
			future cash flow to
Warrants	45,836	Expected Future Cash Flows	be received	None

The significant unobservable inputs used in the fair value measurement of the Fund’s escrowed securities are the likelihood that cash flows or shares will be received in the future.  Significant increases in the probability of default for these securities would result in a lower fair value measurement.  The significant unobservable inputs used in the fair value measurement of the Fund’s common stock are generally the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which report to the Valuation Committee.  For third-party information, the Adviser monitors and reviews the methodologies of the various pricing services employed by the Trust.  The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The accompanying notes are an integral part of these financial statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2014 (Unaudited):

				Gross Amounts not offset in the Statement of
Assets:				Assets and Liabilities

			Net Amounts
		Gross Amounts Offset in the	Presented in the
	Gross Amounts of	Statement Assets and	Statement of Assets	Financial	Collateral Received
	Recognized Assets	Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Description
Credit Default Swap Contracts	74,872	-	74,872	74,872	-	-
	$74,872	$-	$74,872	$74,872	$-	$-

				Gross Amounts not offset in the Statement of
Liabilities:				Assets and Liabilities

			Net Amounts
	Gross Amounts of	Gross Amounts Offset in the	Presented in the
	Recognized	Statement of Assets and	Statement of Assets	Financial	Collateral Pledged
	Liabilities	Liabilities	and Liabilities	Instruments	(Received)	Net Amount
Description
Written Options	$150,263	$-	$150,263	$-	$150,263	$-
Credit Default Swap Contracts	277,968	-	277,968	277,968	-	-
Forward Contracts	103,607	-	103,607	103,607	-	-
	$531,838	$-	$531,838	$381,575	$150,263	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.4%
Air Freight & Logistics - 0.5%
Echo Global Logistics, Inc. (a)	99,580	$1,908,949
Airlines - 0.2%
Delta Air Lines, Inc.	19,177	742,533
Auto Components - 1.1%
Motorcar Parts of America, Inc. (a)	64,600	1,573,010
TRW Automotive Holdings Corp. (a)	29,513	2,642,004
Total Auto Components		4,215,014

Automobiles - 0.7%
General Motors Co.	69,083	2,507,713
Tesla Motors, Inc. (a)	583	139,955
Total Automobiles		2,647,668

Banks - 1.5%
Ameris Bancorp (a)	94,460	2,036,558
First NBC Bank Holding Co. (a)	63,228	2,118,770
Independent Bank Group, Inc.	26,214	1,459,333
Total Banks		5,614,661

Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	18,045	2,819,531
Auspex Pharmaceuticals, Inc. (a)	20,043	446,358
Enanta Pharmaceuticals, Inc. (a)	61,892	2,665,688
InterMune, Inc. (a)	136,549	6,028,638
Medivation, Inc. (a)	43,361	3,342,266
Sarepta Therapeutics, Inc. (a)	40,959	1,220,169
Total Biotechnology		16,522,650

Building Products - 0.2%
Quanex Building Products Corp.	6,841	122,248
USG Corp. (a)	22,398	674,852
Total Building Products		797,100

Chemicals - 1.7%
Albemarle Corp.	2,560	183,040
CF Industries Holdings, Inc.	17,437	4,194,122
Taminco Corp. (a)	79,451	1,848,030
Total Chemicals		6,225,192

Commercial Services & Supplies - 2.2%
Command Security Corp. (a)	145,819	262,474
InnerWorkings, Inc. (a)	121,960	1,036,660
KAR Auction Services, Inc.	76,160	2,427,219
Mobile Mini, Inc.	37,390	1,790,607
Ritchie Bros Auctioneers, Inc.	32,412	798,956

Sanix, Inc.	148,025	2,004,422
Total Commercial Services & Supplies		8,320,338

Communications Equipment - 2.7%
Ciena Corp. (a)	41,373	896,139
Cisco Systems, Inc.	14,276	354,759
Extreme Networks, Inc. (a)	59,723	265,170
F5 Networks, Inc. (a)	4,379	487,996
Motorola Solutions, Inc.	8,243	548,736
Palo Alto Networks, Inc. (a)	3,336	279,724
Plantronics, Inc.	53,240	2,558,182
QUALCOMM, Inc.	30,351	2,403,799
Radware Ltd. (a)	66,205	1,116,878
Riverbed Technology, Inc. (a)	35,764	737,811
Ruckus Wireless, Inc. (a)	33,679	401,117
Total Communications Equipment		10,050,311

Construction & Engineering - 1.1%
Badger Daylighting Ltd. (a)	20,903	688,572
MasTec, Inc. (a)	65,280	2,011,929
Quanta Services, Inc. (a)	44,676	1,544,896
Total Construction & Engineering		4,245,397

Construction Materials - 0.5%
Eagle Materials, Inc.	20,447	1,927,743
Diversified Financial Services - 0.7%
Texas Pacific Land Trust	15,739	2,519,971
Diversified Telecommunication Services - 0.3%
ORBCOMM, Inc. (a)	179,052	1,179,953
Telecom Argentina SA - ADR	3,153	74,253
Total Diversified Telecommunication Services		1,254,206

Electric Utilities - 0.3%
ITC Holdings Corp.	27,630	1,007,942
Electrical Equipment - 0.2%
EnerSys	11,179	769,004
Helix Wind Corp. (a)	301,628	30
Total Electrical Equipment		769,034

Electronic Equipment, Instruments & Components - 3.6%
Arrow Electronics, Inc. (a)	12,817	774,275
Benchmark Electronics, Inc. (a)	34,619	882,092
Corning, Inc.	5,637	123,732
Electro Rent Corp.	43,697	731,051
Jabil Circuit, Inc.	51,508	1,076,517
Maruwa Co. Ltd.	19,590	804,248
Methode Electronics, Inc.	39,170	1,496,686
MTS Systems Corp.	2,211	149,818
National Instruments Corp.	57,180	1,852,060
Newport Corp. (a)	96,460	1,784,510
OSI Systems, Inc. (a)	21,470	1,433,123
Rogers Corp. (a)	22,961	1,523,462
Sapphire Technology Co. Ltd. (a)	21,522	740,895
Total Electronic Equipment, Instruments & Components		13,372,469

Energy Equipment & Services - 0.6%
Anton Oilfield Services Group	974,880	663,915
ION Geophysical Corp. (a)	13,193	55,675
Newpark Resources, Inc. (a)	21,102	262,931
RigNet, Inc. (a)	755	40,634
Schoeller-Bleckmann Oilfield Equipment AG	9,715	1,253,651
Total Energy Equipment & Services		2,276,806

Food Products - 0.1%
Pilgrim’s Pride Corp. (a)	8,594	235,132
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	33,742	1,495,108
ABIOMED, Inc. (a)	77,150	1,939,551
Align Technology, Inc. (a)	14,800	829,392
MGC Diagnostics Corp. (a)	21,700	181,846
Zeltiq Aesthetics, Inc. (a)	51,370	780,310
Total Health Care Equipment & Supplies		5,226,207

Health Care Providers & Services - 2.0%
Air Methods Corp. (a)	39,066	2,017,759
Capital Senior Living Corp. (a)	100,574	2,397,684
Extendicare, Inc. (a)	106,045	731,448
The Ensign Group, Inc.	67,920	2,110,953
Total Health Care Providers & Services		7,257,844

Health Care Technology - 0.1%
IMS Health Holdings, Inc. (a)	15,400	395,472
Hotels, Restaurants & Leisure - 2.3%
Cedar Fair LP	589	31,158
ClubCorp Holdings, Inc.	3,006	55,731
La Quinta Holdings, Inc. (a)	4,946	94,667
Scientific Games Corp. (a)	102,040	1,134,685
SeaWorld Entertainment, Inc.	97,488	2,761,835
Vail Resorts, Inc.	27,372	2,112,571
Wendy’s Co.	193,772	1,652,875
Whistler Blackcomb Holdings, Inc. (a)	45,367	754,239
Total Hotels, Restaurants & Leisure		8,597,761

Household Durables - 1.2%
Garmin Ltd.	1,503	91,533
La-Z-Boy, Inc.	7,899	183,020
Tempur Sealy International, Inc. (a)	26,621	1,589,274
West Holdings Corp.	170,758	2,570,306
Total Household Durables		4,434,133

Household Products - 0.2%
WD-40 Co.	8,649	650,578
Insurance - 0.9%
American International Group, Inc.	61,150	3,337,567
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	3,622	1,176,353
Ctrip.com International Ltd. - ADR (a)	2,104	134,740
Groupon, Inc. (a)	7,294	48,286
Shutterfly, Inc. (a)	46,710	2,011,333
TripAdvisor, Inc. (a)	10,156	1,103,551

Total Internet & Catalog Retail		4,474,263

Internet Software & Services - 3.5%
21Vianet Group, Inc. - ADR (a)	6,344	190,130
58.com, Inc. - ADR (a)	6,660	360,040
Akamai Technologies, Inc. (a)	2,872	175,364
Autohome, Inc. - ADR (a)	11,701	402,865
Brightcove, Inc. (a)	160,300	1,689,562
Envestnet, Inc. (a)	14,430	705,916
Facebook, Inc. (a)	10,578	711,794
Google, Inc. (a)	1,566	915,593
IAC/InterActiveCorp.	45,050	3,118,811
Intralinks Holdings, Inc. (a)	4,827	42,912
LinkedIn Corp. (a)	7,725	1,324,606
Marin Software, Inc. (a)	20,657	243,133
Pandora Media, Inc. (a)	34,021	1,003,619
Rackspace Hosting, Inc. (a)	6,637	223,401
Textura Corp. (a)	20,329	480,578
VeriSign, Inc. (a)	25,826	1,260,567
Web.com Group, Inc. (a)	3,540	102,200
Total Internet Software & Services		12,951,091

IT Services - 3.8%
Blackhawk Network Holdings, Inc. (a)	21,700	582,645
Cardtronics, Inc. (a)	56,920	1,939,834
Computer Sciences Corp.	80,052	5,059,286
Euronet Worldwide, Inc. (a)	31,585	1,523,660
Heartland Payment Systems, Inc.	3,651	150,458
Science Applications International Corp.	95,506	4,217,545
ServiceSource International, Inc. (a)	117,342	680,584
Total IT Services		14,154,012

Leisure Products - 0.3%
Malibu Boats, Inc. (a)	54,350	1,092,435
Life Sciences Tools & Services - 0.5%
Furiex Pharmaceuticals, Inc. (a)	17,484	1,856,451
Machinery - 0.7%
Graco, Inc.	14,800	1,155,584
Greenbrier Cos., Inc. (a)	7,225	416,160
Joy Global, Inc.	16,391	1,009,358
Total Machinery		2,581,102

Media - 1.0%
CBS Corp.	5,795	360,101
DISH Network Corp. (a)	10,589	689,132
Hemisphere Media Group, Inc. (a)	5,730	71,969
National CineMedia, Inc.	85,240	1,492,552
The Walt Disney Co.	4,353	373,226
Tribune Co. (a)	6,610	562,181
Total Media		3,549,161

Metals & Mining - 0.9%
Argonaut Gold, Inc. (a)	209,193	866,532
Hi-Crush Partners LP	18,474	1,211,155
US Silica Holdings, Inc.	20,488	1,135,855

Total Metals & Mining		3,213,542

Multiline Retail - 0.6%
Ryohin Keikaku Co. Ltd.	19,640	2,230,076
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp.	66,752	2,074,653
Goodrich Petroleum Corp. (a)	22,319	616,005
Halcon Resources Corp. (a)	55,965	407,985
ONEOK Partners LP	6,695	392,327
Parex Resources, Inc. (a)	74,625	877,694
Vermilion Energy, Inc.	2,234	155,710
World Fuel Services Corp.	39,480	1,943,600
YPF SA - ADR	46,235	1,510,960
Total Oil, Gas & Consumable Fuels		7,978,934

Paper & Forest Products - 0.0%
Shanghai Songrui Forestry Products, Inc. (a)(b)	660,000	0
Pharmaceuticals - 0.2%
BioDelivery Sciences International, Inc. (a)	72,828	879,034
Real Estate Investment Trusts (REITs) - 4.9%
American Tower Corp.	8,886	799,562
Apartment Investment & Management Co.	54,522	1,759,425
Apollo Commercial Real Estate Finance, Inc.	35,580	586,714
Ashford Hospitality Trust, Inc.	216,480	2,498,179
Boston Properties, Inc.	5,230	618,082
Camden Property Trust	13,307	946,793
Douglas Emmett, Inc.	35,580	1,004,068
Education Realty Trust, Inc.	100,245	1,076,631
FelCor Lodging Trust, Inc.	29,509	310,140
Gramercy Property Trust, Inc.	182,967	1,106,950
Hudson Pacific Properties, Inc.	56,951	1,443,138
NorthStar Realty Finance Corp.	157,908	2,744,441
RLJ Lodging Trust	24,194	698,965
Spirit Realty Capital, Inc.	219,288	2,491,112
Summit Hotel Properties, Inc.	9,012	95,527
Total Real Estate Investment Trusts (REITs)		18,179,727

Real Estate Management & Development - 0.6%
The Howard Hughes Corp. (a)	14,489	2,286,799
Road & Rail - 2.5%
AMERCO	10,105	2,938,130
ArcBest Corp.	51,901	2,258,213
Con-way, Inc.	17,872	900,928
Landstar System, Inc.	11,152	713,728
Roadrunner Transportation Systems, Inc. (a)	39,494	1,109,781
Ryder System, Inc.	9,012	793,867
Swift Transportation Co. (a)	25,919	653,936
Total Road & Rail		9,368,583

Semiconductors & Semiconductor Equipment - 5.3%
Applied Micro Circuits Corp. (a)	54,011	583,859
Atmel Corp. (a)	125,593	1,176,806
Avago Technologies Ltd.	3,017	217,435
Canadian Solar, Inc. (a)	18,474	577,497
Ferrotec Corp.	225,263	1,582,011

GT Advanced Technologies, Inc. (a)	3,016	56,098
Innox Corp. (a)	50,659	815,634
International Rectifier Corp. (a)	58,790	1,640,241
Lam Research Corp.	3,753	253,628
Micron Technology, Inc. (a)	7,772	256,087
Nxp Semiconductors N V (a)	9,032	597,738
PMC-Sierra, Inc. (a)	50,723	386,002
RF Micro Devices, Inc. (a)	106,281	1,019,235
Silicon Laboratories, Inc. (a)	751	36,987
Silicon Motion Technology Corp. - ADR	120,271	2,457,136
Silicon Works Co. Ltd.	51,369	1,266,769
Skyworks Solutions, Inc.	30,605	1,437,211
Spansion, Inc. (a)	30,043	633,006
SunEdison, Inc. (a)	130,965	2,959,809
Ultratech, Inc. (a)	73,534	1,630,984
Total Semiconductors & Semiconductor Equipment		19,584,173

Software - 5.5%
Adobe Systems, Inc. (a)	3,871	280,106
Cadence Design System, Inc. (a)	39,419	689,438
FireEye, Inc. (a)	14,041	569,363
Fortinet, Inc. (a)	3,006	75,541
Informatica Corp. (a)	61,500	2,192,475
Microsoft Corp.	130,722	5,451,107
Monotype Imaging Holdings, Inc.	72,873	2,052,832
Qlik Technologies, Inc. (a)	30,169	682,423
Redknee Solutions, Inc. (a)	250,183	1,289,543
Rovi Corp. (a)	83,760	2,006,890
salesforce.com, Inc. (a)	10,580	614,486
ServiceNow, Inc. (a)	4,079	252,735
Tableau Software, Inc. (a)	3,470	247,515
Take-Two Interactive Software, Inc. (a)	119,758	2,663,418
TIBCO Software, Inc. (a)	1,508	30,416
VMware, Inc. (a)	8,385	811,752
Workday, Inc. (a)	4,518	405,987
Total Software		20,316,027

Specialty Retail - 1.6%
ANN, INC. (a)	17,941	738,093
Cabela’s, Inc. (a)	17,160	1,070,784
Chico’s FAS, Inc.	99,580	1,688,877
Conn’s, Inc. (a)	19,100	943,349
The Finish Line, Inc.	51,145	1,521,052
Total Specialty Retail		5,962,155

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	80,673	7,496,942
EMC Corp.	4,787	126,090
Hewlett-Packard Co.	14,965	504,021
NCR Corp. (a)	57,935	2,032,939
Nimble Storage, Inc. (a)	6,763	207,759
Nokia OYJ - ADR	142,418	1,076,680
SanDisk Corp.	2,723	284,363
Seagate Technology PLC	3,351	190,404
Super Micro Computer, Inc. (a)	4,992	126,148

Western Digital Corp.	3,525	325,357
Total Technology Hardware, Storage & Peripherals		12,370,703

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	23,064	2,270,420
Skechers U.S.A, Inc. (a)	13,718	626,913
Total Textiles, Apparel & Luxury Goods		2,897,333

Tobacco - 0.6%
Vector Group Ltd.	115,108	2,380,433
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	27,062	896,294
United Rentals, Inc. (a)	7,195	753,532
Total Trading Companies & Distributors		1,649,826

Wireless Telecommunication Services - 0.2%
Mobile Telesystems OJSC - ADR	3,182	62,813
RingCentral, Inc. (a)	44,793	677,718
Sprint Corp. (a)	7,632	65,101
Total Wireless Telecommunication Services		805,632

TOTAL COMMON STOCKS (Cost $232,138,677)		$265,314,170

EXCHANGE TRADED FUNDS - 0.1%
iPATH S&P 500 VIX Short-Term Futures ETN (a)	11,610	332,046
TOTAL EXCHANGE TRADED FUNDS (Cost $341,662)		$332,046

PURCHASED OPTIONS - 0.0%
	Contracts
Put Options - 0.0%
iShares Russell 2000 ETF
Expiration July 2014, Exercise Price: $114.00	120	5,640
SPDR S&P 500 ETF Trust
Expiration July 2014, Exercise Price: $195.00	116	13,804
Total Put Options		19,444

TOTAL PURCHASED OPTIONS (Cost $28,552)		$19,444

MONEY MARKET FUNDS - 27.2%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.06% (c)	100,835,050	100,835,050
TOTAL MONEY MARKET FUNDS (Cost $100,835,050)		$100,835,050

Total Investments (Cost $333,343,941) - 98.7%		366,500,710

Other Assets in Excess of Liabilities - 1.3%		4,806,771
TOTAL NET ASSETS - 100.0%		$371,307,481

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing.

(b)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). At June 30, 2014, the market value of these securities total $0 which represents 0.0% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
June 30, 2014 (Unaudited)

COMMON STOCKS - 28.0%	Shares	Value
Air Freight & Logistics - 0.2%
Hub Group, Inc.	14,410	$726,264
Auto Components - 0.3%
BorgWarner, Inc.	14,358	935,998
Automobiles - 0.8%
Tesla Motors, Inc.	4,110	986,647
Thor Industries, Inc.	32,445	1,845,147
Total Automobiles		2,831,794

Banks - 1.0%
Cullen/Frost Bankers, Inc.	28,706	2,279,831
Valley National Bancorp	143,886	1,425,910
Total Banks		3,705,741

Beverages - 0.4%
Dr Pepper Snapple Group, Inc.	17,155	1,004,940
The Coca-Cola Co.	12,420	526,111
Total Beverages		1,531,051

Biotechnology - 0.8%
Foundation Medicine, Inc.	9,520	256,659
Isis Pharmaceuticals, Inc.	10,941	376,917
Prosensa Holding NV	38,290	483,220
Raptor Pharmaceutical Corp.	64,564	745,714
Synageva BioPharma Corp.	12,277	1,286,630
Total Biotechnology		3,149,140

Building Products - 0.2%
Builders FirstSource, Inc.	90,490	676,865
Continental Building Products, Inc.	4,790	73,766
Total Building Products		750,631

Capital Markets - 0.7%
Cohen & Steers, Inc.	56,054	2,431,623
Chemicals - 0.1%
The Sherwin-Williams Co.	2,447	506,309
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc.	21,950	646,208
The ADT Corp.	3,301	115,337
Total Commercial Services & Supplies		761,545

Communications Equipment - 0.1%
DragonWave, Inc.	129,770	272,517

Ubiquiti Networks, Inc.	1,442	65,164
Total Communications Equipment		337,681

Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	12,040	821,128
FLSmidth & Co. A/S	14,776	825,068
Total Construction & Engineering		1,646,196

Electric Utilities - 0.3%
Hokkaido Electric Power Co., Inc.	61,297	473,170
Kyushu Electric Power Co., Inc.	62,767	706,628
Total Electric Utilities		1,179,798

Electrical Equipment - 1.2%
Enphase Energy, Inc.	66,910	572,080
GrafTech International Ltd.	114,486	1,197,524
OSRAM Licht AG	19,575	985,786
SGL Carbon SE	17,000	558,521
SolarCity Corp.	14,760	1,042,056
Total Electrical Equipment		4,355,967

Energy Equipment & Services - 0.1%
CARBO Ceramics, Inc.	2,533	390,386
Food & Staples Retailing - 0.1%
Fairway Group Holdings Corp.	55,354	368,104
Food Products - 0.4%
Amira Nature Foods Ltd.	5,000	68,450
Annie’s, Inc.	15,175	513,219
Keurig Green Mountain, Inc.	6,330	788,781
Total Food Products		1,370,450

Health Care Equipment & Supplies - 1.0%
Abaxis, Inc.	15,600	691,236
DENTSPLY International, Inc.	14,090	667,161
Essilor International SA	7,315	775,215
Intuitive Surgical, Inc.	2,595	1,068,621
Mindray Medical International Ltd. - ADR	11,610	365,715
Total Health Care Equipment & Supplies		3,567,948

Health Care Providers & Services - 0.5%
Air Methods Corp.	8,150	420,947
Bio-Reference Labs, Inc.	10,160	307,035
Hanger, Inc.	30,635	963,471
Total Health Care Providers & Services		1,691,453

Hotels, Restaurants & Leisure - 0.4%
500.com Ltd. - ADR	6,850	253,450
Bloomin’ Brands, Inc.	18,260	409,572
Del Frisco’s Restaurant Group, Inc.	31,098	857,061
Total Hotels, Restaurants & Leisure		1,520,083

Household Durables - 0.4%

Leggett & Platt, Inc.	35,580	1,219,682
LGI Homes, Inc.	20,936	382,082
Total Household Durables		1,601,764

Insurance - 0.1%
China Life Insurance Co. Ltd. - ADR	9,720	381,121
Internet Software & Services - 1.7%
Dealertrack Technologies, Inc.	23,510	1,065,943
Dena Co Ltd	88,550	1,198,158
Facebook, Inc.	8,173	549,961
Mercadolibre, Inc.	3,289	313,771
Pandora Media, Inc.	27,900	823,050
Rocket Fuel, Inc.	2,926	90,969
Shutterstock, Inc.	5,520	458,050
Twitter, Inc.	8,367	342,796
VistaPrint NV	21,730	879,196
Web.com Group, Inc.	15,960	460,765
Yelp, Inc.	3,978	305,033
Total Internet Software & Services		6,487,692

IT Services - 1.1%
Cardtronics, Inc.	18,584	633,343
International Business Machines Corp.	14,134	2,562,070
Jack Henry & Associates, Inc.	16,809	998,959
Total IT Services		4,194,372

Machinery - 0.7%
CNH Industrial NV	30,164	308,276
Hillenbrand, Inc.	13,890	453,092
Joy Global, Inc.	6,750	415,665
Metso OYJ	16,927	640,829
Titan International, Inc.	48,250	811,565
Total Machinery		2,629,427

Media - 0.7%
Cablevision Systems Corp.	7,683	135,605
Cinemark Holdings, Inc.	35,580	1,258,109
Regal Entertainment Group	53,000	1,118,300
Total Media		2,512,014

Metals & Mining - 0.2%
Commercial Metals Co.	13,631	235,952
Vale SA - ADR	50,377	666,488
Total Metals & Mining		902,440

Multiline Retail - 0.2%
Big Lots, Inc.	17,790	813,003
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.	60,030	223,912
Neste Oil OYJ	24,080	469,862
Total Oil, Gas & Consumable Fuels		693,774

Personal Products - 1.2%
Avon Products, Inc.	216,633	3,165,008
Nu Skin Enterprises, Inc.	11,172	826,281
USANA Health Sciences, Inc.	7,900	617,306
Total Personal Products		4,608,595

Pharmaceuticals - 0.9%
Galenica AG	1,261	1,230,636
Orexo AB	29,764	516,125
Questcor Pharmaceuticals, Inc.	11,020	1,019,240
Valeant Pharmaceuticals International, Inc.	4,180	527,182
Total Pharmaceuticals		3,293,183

Real Estate Investment Trusts (REITs) - 4.5%
Capstead Mortgage Corp.	106,740	1,403,631
CoreSite Realty Corp.	14,060	464,964
Government Properties Income Trust	63,958	1,623,894
Highwoods Properties, Inc.	31,615	1,326,249
MFA Financial, Inc.	249,060	2,044,783
Mid-America Apartment Communities, Inc.	21,724	1,586,938
New York Mortgage Trust, Inc.	23,863	186,370
Omega Healthcare Investors, Inc.	25,921	955,448
Pebblebrook Hotel Trust	30,558	1,129,424
Prologis, Inc.	20,214	830,593
Realty Income Corp.	55,149	2,449,719
Sun Communities, Inc.	38,960	1,941,766
Tanger Factory Outlet Centers, Inc.	19,170	670,375
Total Real Estate Investment Trusts (REITs)		16,614,154

Road & Rail - 0.7%
Heartland Express, Inc.	55,445	1,183,196
Werner Enterprises, Inc.	46,466	1,231,814
Total Road & Rail		2,415,010

Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC - ADR	1,508	68,222
Cree, Inc.	9,850	492,007
Fairchild Semiconductor International, Inc.	42,370	660,972
First Solar, Inc.	7,810	554,979
Himax Technologies, Inc. - ADR	9,111	62,501
Intel Corp.	48,046	1,484,621
Lattice Semiconductor Corp.	22,466	185,345
Marvell Technology Group Ltd.	17,363	248,812
Maxim Integrated Products, Inc.	7,857	265,645
Mellanox Technologies Ltd.	14,371	500,973
Power Integrations, Inc.	9,111	524,247
RF Micro Devices, Inc.	26,734	256,379
Skyworks Solutions, Inc.	8,016	376,431
Synaptics, Inc.	2,912	263,944
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,513	160,703
Trina Solar Ltd. - ADR	34,460	442,122
Total Semiconductors & Semiconductor Equipment		6,547,903

Software - 0.9%
Callidus Software, Inc.	51,678	617,035
FleetMatics Group PLC	9,366	302,896
Intuit, Inc.	5,360	431,641
Open Text Corp.	20,620	988,523
Qlik Technologies, Inc.	29,640	670,457
Silver Spring Networks, Inc.	13,420	178,889
Total Software		3,189,441

Specialty Retail - 1.8%
AutoNation, Inc.	5,364	320,124
Best Buy Co., Inc.	20,812	645,380
Five Below, Inc.	14,925	595,657
Hibbett Sports, Inc.	24,585	1,331,769
Lumber Liquidators Holdings, Inc.	9,702	736,867
MarineMax, Inc.	31,930	534,508
Tile Shop Holdings, Inc.	9,252	141,463
Tractor Supply Co.	13,867	837,567
Ulta Salon Cosmetics & Fragrance, Inc.	16,120	1,473,529
Total Specialty Retail		6,616,864

Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc.	8,180	217,588
Lexmark International, Inc.	20,843	1,003,799
Total Technology Hardware, Storage & Peripherals		1,221,387

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.	4,371	176,938
Steven Madden, Ltd.	24,330	834,519
Total Textiles, Apparel & Luxury Goods		1,011,457

Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp.	13,919	516,395
People’s United Financial, Inc.	163,672	2,482,904
Radian Group, Inc.	22,880	338,853
Total Thrifts & Mortgage Finance		3,338,152

Trading Companies & Distributors - 0.2%
TAL International Group, Inc.	10,290	456,464
WESCO International, Inc.	3,500	302,330
Total Trading Companies & Distributors		758,794

TOTAL COMMON STOCKS (Proceeds $101,328,072)		$103,588,709

EXCHANGE TRADED FUNDS - 10.2%
Consumer Staples Select Sector SPDR Fund	30,124	1,344,133
Industrial Select Sector SPDR Fund	41,238	2,229,326
iPATH S&P 500 VIX Short-Term Futures ETN	7,636	218,390
iShares MSCI Australia ETF	42,722	1,116,326
iShares MSCI South Korea Capped ETF	27,562	1,792,081
iShares MSCI Taiwan ETF	47,636	752,649

Ishares MSCI Turkey ETF	17,856	992,079
iShares Russell 2000 ETF	31,067	3,691,070
Market Vectors Biotech ETF	5,686	542,331
Market Vectors Semiconductor ETF	19,447	962,432
Materials Select Sector SPDR Fund	17,413	864,381
Powershares QQQ	26,629	2,500,729
ProShares UltraPro Short Russell 2000	6,340	225,324
SPDR S&P 500 ETF Trust	62,811	12,293,369
SPDR S&P Homebuilders ETF	15,085	494,034
SPDR S&P MidCap 400 ETF Trust	6,707	1,747,576
Technology Select Sector SPDR Fund	158,472	6,077,401
TOTAL EXCHANGE TRADED FUNDS (Proceeds $36,464,991)		$37,843,631

Total Securities Sold Short (Proceeds $137,793,063) - 38.2%		$141,432,340
Percentages are stated as a percent of net assets.

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Swap Contracts
June 30, 2014 (Unaudited)

		Pay/Receive				Unrealized
		Total Return on	Termination	Financing	Notional	Appreciation/
Counterparty	Reference Entity	Reference Entity	Dates	Rate	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS
BNP Paribas SA	Eclat Textile Company Ltd.	Receive	1/2/2015 - 8/3/2015	0.901%	$1,596,602	$160,214
BNP Paribas SA	Hermes Microvision, Inc.	Receive	1/2/2015 - 6/1/2015	0.901%	627,228	198,730
BNP Paribas SA	King Slide Works Co. Ltd.	Receive	2/2/2015 - 6/1/2015	0.901%	1,888,255	420,025
BNP Paribas SA	Neo Solar Power Corp.	Receive	3/2/2015 - 6/1/2015	0.901%	1,771,907	(15,147)
BNP Paribas SA	ST Shine Optical Co. Ltd.	Receive	1/2/2015 - 3/2/2015	0.901%	843,931	8,520

Total Long Total Return Swap Contracts						$772,342

SHORT TOTAL RETURN SWAP CONTRACTS

BNP Paribas SA	Standerd Chartered PLC	Pay	2/2/2015 - 6/1/2015	0.088%	845,150	25,977

Total Short Total Return Swap Contracts						$25,977

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$19,444
			Written option
			contracts, at fair
Written Options			value	-
	Unrealized gain on		Unrealized loss on
Swap Contracts	swap contracts	813,466	swap contracts	(15,147)
Total		$832,910		$(15,147)

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014 (Unaudited):

Amount of Realized Gain (Loss) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with
Realized Gain (Loss) on Investments in
Unaffiliated Issuers)	$367,110
Written Options	46,442
Swap Contracts	(344,494)

Total Realized Loss on Derivatives	$69,058

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with
Unrealized Appreciation (Depreciation)
on Investments in Unaffiliated Issuers)	$(45,760)
Written Options	-
Swap Contracts	775,194
Total Equity Contracts	$729,434

The average quarterly fair value of purchased and written options during the period ended June 30, 2014 (Unaudited) were as follows:

Purchased options	$359,956
Written options	$13,405

The average quarterly notional amounts of swaps during the period ended June 30, 2014 (Unaudited) were as follows:

Swaps	$3,948,412
The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (Unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$252,635,894	$12,678,276	(1)	$-	(2)	$265,314,170
Exchange Traded Funds	332,046	-		-		332,046
Purchased Options	19,444	-		-		19,444
Money Market Funds	100,835,050	-		-		100,835,050
Total Long Investments in Securities	$353,822,434	$12,678,276		$-		$366,500,710

Securities Sold Short:
Common Stocks	$95,678,573	$7,910,136	(1)	$-		$103,588,709
Exchange Traded Funds	37,843,631	-		-		37,843,631
Total Securities Sold Short	$133,522,204	$7,910,136		$-		$141,432,340

Other Financial Instruments (3)
Total Return Swap Buy Contracts	$-	$772,342		$-		$772,342
Total Return Swap Sell Contracts	-	25,977		-		25,977
Total Other Financial Instruments	$-	$798,319		$-		$798,319

Below are the transfers into or out of Levels 1 and 2 during the quarter ended June 30, 2014 (Unaudited):

	Long Securities	Securities Sold Short
Transfers into Level 1	$-	$-
Transfers out of Level 1	9,043,390	3,347,044
Net Transfers in and/(out) of Level 1	$(9,043,390)	$(3,347,044)

Transfers into Level 2	$9,043,390	$3,347,044
Transfers out of Level 2	-	-
Net Transfers in and/(out) of Level 2	$9,043,390	$3,347,044

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2014. See Note 2 in the Notes to Schedule of Investments.

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Long Securities	Securities Sold Short
Commercial Services & Supplies	$2,004,422	$-
Construction & Engineering	-	825,068
Electric Utilities	-	1,179,798
Electrical Equipment	-	1,544,307
Electronic Equipment, Instruments & Components	1,545,143	-
Energy Equipment & Services	663,915	-
Health Care Equipment & Supplies	-	775,215
Household Durables	2,570,306	-
Internet Software & Services	-	1,198,158
Machinery	-	640,829
Multiline Retail	2,230,076	-
Pharmaceuticals	-	1,746,761
Semiconductors & Semiconductor Equipment	3,664,414	-
	$12,678,276	$7,910,136

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Paper & Forest Products	$-
$-

(3) Includes cumulative appreciation/depreciation on swap contracts as reported in the Schedule of Investments. Transfers between levels are recognized at the end of the reporting period.

	Fair Value at	Valuation	Unobservable
Type of Security	6/30/2014	Techniques	Input	Range
Third party &
broker quoted
Common stock	-	Consensus pricing	inputs	N/A

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which report to the Valuation Committee.  For third-party information, the fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Trust.  The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2014 (Unaudited):

				Gross Amounts not offset in the Statement of
Assets:				Assets and Liabilities

			Net Amounts
		Gross Amounts Offset in the	Presented in the
	Gross Amounts of	Statement Assets and	Statement of Assets	Financial	Collateral Received
	Recognized Assets	Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Description
Total Return Swap Contracts	813,466	-	813,466	813,466	-	-
	$813,466	$-	$813,466	$813,466	$-	$-

				Gross Amounts not offset in the Statement of
Liabilities:				Assets and Liabilities

			Net Amounts
	Gross Amounts of	Gross Amounts Offset in the	Presented in the
	Recognized	Statement of Assets and	Statement of Assets	Financial	Collateral Pledged
	Liabilities	Liabilities	and Liabilities	Instruments	(Received)	Net Amount
Description
Total Return Swap Contracts	15,147	-	15,147	15,147	-	-
	$15,147	$-	$15,147	$15,147	$-	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Schedule of Investments
June 30, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS - 26.3%
Communications Equipment - 1.7%
Aruba Networks, Inc. (a)	10,200	$178,704
Extreme Networks, Inc. (a)	51,100	226,884
F5 Networks, Inc. (a)	7,300	813,512
Infinera Corp. (a)	63,500	584,200
Sonus Networks, Inc. (a)	54,100	194,219
Total Communications Equipment		1,997,519

Energy Equipment & Services - 2.3%
Weatherford International PLC (a)	114,805	2,640,515
Food Products - 2.2%
TreeHouse Foods, Inc. (a)	31,795	2,545,826
Health Care Equipment & Supplies - 2.4%
Analogic Corp.	35,810	2,801,774
Health Care Providers & Services - 2.0%
VCA, Inc. (a)	64,945	2,278,920
Insurance - 0.5%
eHealth, Inc. (a)	14,800	561,956
Internet & Catalog Retail - 0.4%
HomeAway, Inc. (a)	11,700	407,394
Shutterfly, Inc. (a)	2,300	99,038
Total Internet & Catalog Retail		506,432

Internet Software & Services - 2.7%
Carbonite, Inc. (a)	59,300	709,821
Conversant, Inc. (a)	9,400	238,760
Equinix, Inc. (a)	4,300	903,387
LogMeln, Inc. (a)	16,400	764,568
VeriSign, Inc. (a)	3,000	146,430
Wix.com Ltd. (a)	15,900	315,456
Total Internet Software & Services		3,078,422

IT Services - 0.3%
Acxiom Corp. (a)	18,300	396,927
Machinery - 2.6%
Harsco Corp.	110,635	2,946,210
Media - 0.3%
Live Nation Entertainment, Inc. (a)	12,800	316,032
Professional Services - 0.4%
TriNet Group, Inc. (a)	20,000	481,400
Real Estate Investment Trusts (REITs) - 0.4%
Crown Castle International Corp.	5,400	401,004
Semiconductors & Semiconductor Equipment - 2.0%
Cypress Semiconductor Corp.	44,700	487,677
Pixelworks, Inc. (a)	29,900	226,343
Rambus, Inc. (a)	42,700	610,610
Silicon Motion Technology Corp. - ADR	28,700	586,341
Tessera Technologies, Inc.	17,900	395,232

Total Semiconductors & Semiconductor Equipment		2,306,203

Software - 3.5%
CA, Inc.	81,295	2,336,418
Infoblox, Inc. (a)	29,800	391,870
Kofax Ltd. (a)	76,500	657,900
TiVo, Inc. (a)	47,000	606,770
Total Software		3,992,958

Specialty Retail - 2.1%
Sally Beauty Holdings, Inc. (a)	97,140	2,436,271
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	4,550	422,832
QLogic Corp. (a)	19,100	192,719
Total Technology Hardware, Storage & Peripherals		615,551

TOTAL COMMON STOCKS (Cost $27,804,117)		$30,303,920

CONVERTIBLE PREFERRED STOCKS - 1.0%
Real Estate Investment Trusts (REITs) - 1.0%
Crown Castle International Corp., 4.500%	11,095	1,130,802
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,120,440)		$1,130,802

	Principal
	Amount
CONVERTIBLE BONDS - 48.5%
Automobiles - 1.0%
Tesla Motors, Inc.
1.250%, 03/01/2021	$1,155,000	1,116,741
Biotechnology - 4.8%
Acorda Therapeutics, Inc.
1.750%, 06/15/2021	295,000	305,878
Gilead Sciences, Inc.
1.625%, 05/01/2016	230,000	838,350
Incyte Corp. Ltd.
1.250%, 11/15/2020 (Acquired 12/03/2013 through 04/21/2014, Cost $642,638) (b)	555,000	747,516
InterMune, Inc.
2.500%, 09/15/2018	380,000	570,475
Medivation, Inc.
2.625%, 04/01/2017	1,190,000	1,896,563
Orexigen Therapeutics, Inc.
2.750%, 12/01/2020 (Acquired 04/14/2014 through 04/15/2014, Cost $436,740) (b)	445,000	478,375
Regeneron Pharmaceuticals, Inc.
1.875%, 10/01/2016	205,000	688,159
Total Biotechnology		5,525,316

Capital Markets - 0.6%
Cowen Group, Inc.
3.000%, 03/15/2019 (Acquired 05/12/2014, Cost $528,329) (b)	500,000	529,688
Walter Investment Management Corp.
4.500%, 11/01/2019	175,000	161,984
Total Capital Markets		691,672

Communications Equipment - 2.7%
Ciena Corp.

4.000%, 12/15/2020	1,010,000	1,399,481
Ixia
3.000%, 12/15/2015	470,000	470,587
JDS Uniphase Corp.
0.625%, 08/15/2033 (Acquired 09/27/2013 through 04/17/2014, Cost $997,393) (b)	930,000	932,325
Palo Alto Networks, Inc.
0.000%, 07/01/2019 (Acquired 06/25/2014, Cost $341,254) (b)	340,000	350,838
Total Communications Equipment		3,153,231

Consumer Finance - 0.6%
Portfolio Recovery Associates, Inc.
3.000%, 08/01/2020 (Acquired 08/08/2013 through 03/25/2014, Cost $727,679) (b)	610,000	725,900
Electrical Equipment - 1.5%
General Cable Corp.
4.500%, 11/15/2029 (c)	510,000	504,900
SolarCity Corp.
2.750%, 11/01/2018	855,000	1,188,450
Total Electrical Equipment		1,693,350

Electronic Equipment, Instruments & Components - 0.6%
InvenSense, Inc.
1.750%, 11/01/2018 (Acquired 11/12/2013 through 04/17/2014, Cost $626,217) (b)	580,000	716,662
Energy Equipment & Services - 1.9%
Bristow Group, Inc.
3.000%, 06/15/2038	570,000	722,119
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	1,200,000	1,451,250
Total Energy Equipment & Services		2,173,369

Health Care Equipment & Supplies - 1.3%
Hologic, Inc.
2.000%, 12/15/2037 (c)	750,000	940,781
Insulet Corp.
2.000%, 06/15/2019	515,000	569,397
Total Health Care Equipment & Supplies		1,510,178

Health Care Technology - 0.6%
Medidata Solutions, Inc.
1.000%, 08/01/2018 (Acquired 08/29/2013 through 03/25/2014, Cost $697,793) (b)	650,000	698,344
Hotels, Restaurants & Leisure - 0.9%
MGM Resorts International
4.250%, 04/15/2015	707,000	1,037,964
Household Durables - 0.4%
Jarden Corp.
1.875%, 09/15/2018	300,000	413,437
Internet & Catalog Retail - 1.9%
Ctrip.com International Ltd.
1.250%, 10/15/2018 (Acquired 11/07/2013 through 06/05/2014, Cost $1,150,676) (b)	1,155,000	1,259,672
The Priceline Group, Inc.
1.000%, 03/15/2018	680,000	963,475
Total Internet & Catalog Retail		2,223,147

Internet Software & Services - 5.2%
Akamai Technologies, Inc.
0.000%, 02/15/2019 (Acquired 02/14/2014 through 05/09/2014, Cost $548,853) (b)	555,000	566,100

Qihoo 360 Technology Co. Ltd.
2.500%, 09/15/2018 (Acquired 10/18/2013 through 04/24/2014, Cost $704,333) (b)	615,000	708,018
SINA Corp.
1.000%, 12/01/2018 (Acquired 11/15/2013 through 06/19/2014, Cost $1,202,270) (b)	1,240,000	1,134,600
Trulia, Inc.
2.750%, 12/15/2020 (Acquired 01/16/2014 through 06/05/2014, Cost $1,187,692) (b)	960,000	1,407,000
WebMD Health Corp.
1.500%, 12/01/2020 (Acquired 01/23/2014 through 04/17/2014, Cost $1,221,143) (b)	1,110,000	1,235,569
Yahoo!, Inc.
0.102%, 12/01/2018 (Acquired 11/21/2013 through 03/24/2014, Cost $893,427) (b)	875,000	870,625
Total Internet Software & Services		5,921,912

Life Sciences Tools & Services - 0.6%
Illumina, Inc.
0.000%, 06/15/2019 (Acquired 06/06/2014 through 06/16/2014, Cost $680,111) (b)	675,000	693,141
Machinery - 2.6%
The Greenbrier Cos., Inc.
3.500%, 04/01/2018	300,000	502,875
Meritor, Inc.
7.875%, 03/01/2026	360,000	579,375
Navistar International Corp.
4.750%, 04/15/2019 (Acquired 03/19/2014 through 04/17/2014, Cost $953,267) (b)	950,000	1,013,531
Trinity Industries, Inc.
3.875%, 06/01/2036	500,000	930,938
Total Machinery		3,026,719

Media - 1.7%
Liberty Interactive LLC
0.750%, 03/30/2043	660,000	884,400
Live Nation Entertainment, Inc.
2.500%, 05/15/2019 (Acquired 05/20/2014 through 06/05/2014, Cost $1,060,278) (b)	1,020,000	1,062,075
Total Media		1,946,475

Metals & Mining - 2.2%
Kaiser Aluminum Corp.
4.500%, 04/01/2015	830,000	1,275,606
RTI International Metals, Inc.
1.625%, 10/15/2019	1,205,000	1,209,519
Total Metals & Mining		2,485,125

Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corp.
2.500%, 05/15/2037	1,350,000	1,446,187
Cobalt International Energy, Inc.
2.625%, 12/01/2019	940,000	867,150
Emerald Oil, Inc.
2.000%, 04/01/2019 (Acquired 05/29/2014 through 06/02/2014, Cost $412,062) (b)	400,000	438,500
Energy XXI Bermuda Ltd.
3.000%, 12/15/2018 (Acquired 11/19/2013 through 03/24/2014, Cost $921,141) (b)	935,000	922,144
Goodrich Petroleum Corp.
5.000%, 10/01/2032	325,000	402,594
PDC Energy, Inc.
3.250%, 05/15/2016 (Acquired 11/16/2012 through 05/12/2014, Cost $919,602) (b)	710,000	1,140,437
Solazyme, Inc.
5.000%, 10/01/2019	155,000	175,150

Total Oil, Gas & Consumable Fuels		5,392,162

Real Estate Investment Trusts (REITs) - 0.4%
iStar Financial, Inc.
3.000%, 11/15/2016	355,000	502,991
Semiconductors & Semiconductor Equipment - 3.5%
Micron Technology, Inc.
1.625%, 02/15/2033 (Acquired 05/22/2014, Cost $652,656) (b)	260,000	782,437
NVIDIA Corp.
1.000%, 12/01/2018 (Acquired 01/10/2014 through 04/17/2014, Cost $1,084,527) (b)	1,015,000	1,120,306
Spansion LLC
2.000%, 09/01/2020 (Acquired 02/04/2014 through 04/17/2014, Cost $536,002) (b)	420,000	688,538
SunEdison, Inc.
2.000%, 10/01/2018 (Acquired 01/10/2014 through 05/09/2014, Cost $462,444) (b)	370,000	629,694
SunPower Corp.
0.750%, 06/01/2018	595,000	746,028
Total Semiconductors & Semiconductor Equipment		3,967,003

Software - 5.4%
Citrix Systems, Inc.
0.500%, 04/15/2019 (Acquired 04/25/2014, Cost $490,000) (b)	490,000	518,787
Electronic Arts, Inc.
0.750%, 07/15/2016	675,000	853,453
Proofpoint, Inc.
1.250%, 12/15/2018 (Acquired 01/03/2014 through 04/17/2014, Cost $858,860) (b)	745,000	889,809
salesforce.com, Inc.
0.250%, 04/01/2018	1,105,000	1,268,678
ServiceNow, Inc.
0.000%, 11/01/2018 (Acquired 04/02/2014 through 04/17/2014, Cost $1,128,473) (b)	1,095,000	1,201,763
Take-Two Interactive Software, Inc.
1.000%, 07/01/2018	470,000	573,988
Workday, Inc.
0.750%, 07/15/2018	745,000	951,738
Total Software		6,258,216

Specialty Retail - 0.7%
Group 1 Automotive, Inc.
2.250%, 06/15/2036 (c)	525,000	748,125
Technology Hardware, Storage & Peripherals - 1.0%
SanDisk Corp.
0.500%, 10/15/2020 (Acquired 10/24/2013 through 05/09/2014, Cost $977,648) (b)	924,000	1,162,507
Textiles, Apparel & Luxury Goods - 0.6%
Iconix Brand Group, Inc.
2.500%, 06/01/2016	480,000	694,200
Trading Companies & Distributors - 1.0%
Air Lease Corp.
3.875%, 12/01/2018	785,000	1,178,972
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.
4.000%, 11/01/2018	150,000	151,313
TOTAL CONVERTIBLE BONDS (Cost $51,501,706)		$55,808,172

PURCHASED OPTIONS - 0.0%	Contracts
Call Options - 0.0%
Air Methods Corp.

Expiration July 2014, Exercise Price: $55.00	76	3,420
Alcatel-Lucent
Expiration July 2014, Exercise Price: $4.00	260	650
CommVault Systems, Inc.
Expiration July 2014, Exercise Price: $52.50	57	1,710
Cree, Inc.
Expiration July 2014, Exercise Price: $52.50	20	1,000
Juniper Networks, Inc.
Expiration July 2014, Exercise Price: $25.00	127	3,302
Mindray Medical International Ltd.
Expiration July 2014, Exercise Price: $35.00	159	1,192
Outerwall, Inc.
Expiration July 2014, Exercise Price: $70.00	18	180
Total Call Options		11,454
TOTAL PURCHASED OPTIONS (Cost $17,138)		$11,454

MONEY MARKET FUNDS - 22.5%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio 0.06% (d)	25,913,176	25,913,176
TOTAL MONEY MARKET FUNDS (Cost $25,913,176)		$25,913,176
Total Investments (Cost $106,356,577) - 98.3%		113,167,524

Other Assets in Excess of Liabilities - 1.7%		2,008,668
TOTAL NET ASSETS - 100.0%		$115,176,192

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2014, the market value of these securities total $24,624,901 which represents 21.4% of total net assets.
(c)	Variable Rate Security. The rate shown represents the rate at June 30, 2014.
(d)	Variable Rate Security. The rate shown is the seven day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Schedule of Securities Sold Short
June 30, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS - 41.2%
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc.	2,900	$55,593
Automobiles - 0.2%
Tesla Motors, Inc.	1,035	248,462
Biotechnology - 3.2%
Acorda Therapeutics, Inc.	1,900	64,049
Gilead Sciences, Inc.	9,920	822,467
Incyte Corp. Ltd.	8,670	489,335
InterMune, Inc.	4,030	177,924
Medivation, Inc.	16,250	1,252,550
Orexigen Therapeutics, Inc.	36,400	224,952
Regeneron Pharmaceuticals, Inc.	2,400	677,928
Total Biotechnology		3,709,205

Building Products - 2.7%
American Woodmark Corp.	57,315	1,826,629
Ply Gem Holdings, Inc.	130,355	1,316,585
Total Building Products		3,143,214

Capital Markets - 0.1%
ICG Group, Inc.	5,300	110,664
Walter Investment Management Corp.	1,820	54,200
Total Capital Markets		164,864

Commercial Services & Supplies - 3.1%
Brady Corp.	62,105	1,855,076
West Corp.	64,845	1,737,846
Total Commercial Services & Supplies		3,592,922

Communications Equipment - 1.8%
Alcatel-Lucent - ADR	26,000	92,560
Black Box Corp.	13,000	304,720
Ciena Corp.	33,220	719,545
Finisar Corp.	2,600	51,350
Ixia	6,687	76,433
JDS Uniphase Corp.	22,205	276,896
Juniper Networks, Inc.	12,700	311,658
Palo Alto Networks, Inc.	2,060	172,731
Zhone Technologies, Inc.	22,200	68,820
Total Communications Equipment		2,074,713

Consumer Finance - 0.2%
Portfolio Recovery Associates, Inc.	4,460	265,504
Diversified Telecommunication Services - 0.1%
inContact, Inc.	11,200	102,928

Electrical Equipment - 0.9%
General Cable Corp.	10,785	276,743
SolarCity Corp.	10,125	714,825
Total Electrical Equipment		991,568

Electronic Equipment, Instruments & Components - 0.3%
InvenSense, Inc.	15,894	360,635
Energy Equipment & Services - 0.8%
Bristow Group, Inc.	6,315	509,115
Hornbeck Offshore Services, Inc.	8,900	417,588
Total Energy Equipment & Services		926,703

Food Products - 1.5%
Sanderson Farms, Inc.	17,240	1,675,728
Health Care Equipment & Supplies - 1.1%
Hologic, Inc.	21,105	535,012
Insulet Corp.	4,470	177,325
Mindray Medical International Ltd. - ADR	15,900	500,850
Total Health Care Equipment & Supplies		1,213,187

Health Care Providers & Services - 3.4%
Air Methods Corp.	7,600	392,540
Chemed Corp.	18,945	1,775,525
The Providence Service Corp.	46,150	1,688,629
Total Health Care Providers & Services		3,856,694

Health Care Technology - 0.2%
Medidata Solutions, Inc.	6,155	263,496
Hotels, Restaurants & Leisure - 0.4%
MGM Resorts International	17,890	472,296
Household Durables - 0.4%
iRobot Corp.	3,500	143,325
Jarden Corp.	5,400	320,490
Total Household Durables		463,815

Internet & Catalog Retail - 0.9%
Ctrip.com International Ltd. - ADR	6,181	395,831
The Priceline Group, Inc.	550	661,650
Total Internet & Catalog Retail		1,057,481

Internet Software & Services - 2.8%
Akamai Technologies, Inc.	2,760	168,525
Amber Road, Inc.	7,000	112,910
Benefitfocus, Inc.	3,900	180,258
Cvent, Inc.	3,300	95,997
Perion Network Ltd	20,500	207,050
Qihoo 360 Technology Co. Ltd. - ADR	3,690	339,628
SINA Corp.	2,022	100,635
Stamps.com, Inc.	1,000	33,690
Textura Corp.	8,600	203,304
Trulia, Inc.	17,860	846,207
WebMD Health Corp.	14,730	711,459

Yahoo!, Inc.	7,300	256,449
Total Internet Software & Services		3,256,112

IT Services - 0.2%
CSG Systems International, Inc.	1,900	49,609
Datalink Corp.	3,400	34,000
International Business Machines Corp.	1,100	199,397
Total IT Services		283,006

Life Sciences Tools & Services - 0.2%
Illumina, Inc.	1,190	212,463
Machinery - 1.3%
The Greenbrier Cos., Inc.	6,700	385,920
Meritor, Inc.	16,500	215,160
Navistar International Corp.	4,470	167,536
Trinity Industries, Inc.	16,620	726,626
Total Machinery		1,495,242

Media - 0.6%
Comcast Corp.	4,160	223,309
DreamWorks Animation SKG, Inc.	4,300	100,018
Live Nation Entertainment, Inc.	12,580	310,600
Total Media		633,927

Metals & Mining - 1.0%
Kaiser Aluminum Corp.	10,945	797,562
RTI International Metals, Inc.	13,610	361,890
Total Metals & Mining		1,159,452

Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.	2,378	73,908
Cobalt International Energy, Inc.	7,920	145,332
Emerald Oil, Inc.	27,035	206,818
Energy XXI Bermuda Ltd.	9,590	226,612
Goodrich Petroleum Corp.	3,680	101,568
PDC Energy, Inc.	11,415	720,857
Solazyme, Inc.	7,740	91,177
Total Oil, Gas & Consumable Fuels		1,566,272

Real Estate Investment Trusts (REITs) - 0.6%
Crown Castle International Corp.	6,655	494,200
iStar Financial, Inc.	16,615	248,893
Total Real Estate Investment Trusts (REITs)		743,093

Semiconductors & Semiconductor Equipment - 3.0%
Applied Micro Circuits Corp.	21,200	229,172
Cree, Inc.	2,000	99,900
Micron Technology, Inc.	22,600	744,670
NVIDIA Corp.	35,220	652,979
QuickLogic Corp.	11,800	61,006
Spansion, Inc.	22,710	478,500
SunEdison, Inc.	18,960	428,496

SunPower Corp.	19,075	781,693
Total Semiconductors & Semiconductor Equipment		3,476,416

Software - 3.6%
A10 Networks, Inc.	8,000	106,400
AVG Technologies NV	9,500	191,235
Blackbaud, Inc.	4,000	142,960
Citrix Systems, Inc.	2,800	175,140
CommVault Systems, Inc.	5,700	280,269
Concur Technologies, Inc.	1,200	112,008
Ebix, Inc.	5,900	84,429
Electronic Arts, Inc.	6,360	228,133
FleetMatics Group PLC	6,500	210,210
Mitek Systems, Inc.	12,700	42,291
Paycom Software, Inc.	7,000	102,130
Proofpoint, Inc.	11,300	423,298
salesforce.com, Inc.	6,820	396,106
ServiceNow, Inc.	8,500	526,660
Take-Two Interactive Software, Inc.	14,110	313,806
Tangoe, Inc.	13,600	204,816
Workday, Inc.	6,770	608,352
Total Software		4,148,243

Specialty Retail - 1.9%
Group 1 Automotive, Inc.	4,257	358,908
Outerwall, Inc.	1,800	106,830
Rent-A-Center, Inc.	61,262	1,756,994
Total Specialty Retail		2,222,732

Technology Hardware, Storage & Peripherals - 0.6%
Electronics for Imaging, Inc.	500	22,600
SanDisk Corp.	5,935	619,792
Total Technology Hardware, Storage & Peripherals		642,392

Textiles, Apparel & Luxury Goods - 2.0%
Iconix Brand Group, Inc.	12,900	553,926
Skechers U.S.A., Inc.	38,790	1,772,703
Total Textiles, Apparel & Luxury Goods		2,326,629

Trading Companies & Distributors - 0.5%
Air Lease Corp.	15,020	579,472
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	5,580	56,302
TOTAL COMMON STOCKS (Proceeds $44,430,634)		$47,440,761

EXCHANGE TRADED FUNDS - 0.2%
iShares 20+ Year Treasury Bond ETF	2,255	255,988
TOTAL EXCHANGE TRADED FUNDS (Proceeds $252,631)		$255,988
	Principal
CORPORATE BONDS - 0.0%	Amount
Capital Markets - 0.0%
GAMCO Investors, Inc.

0.000%, 12/31/2015	$3,093	3,019
TOTAL CORPORATE BONDS (Proceeds $3,093)		$3,019

Total Securities Sold Short (Proceeds $44,686,358) - 41.4%		$47,699,768

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The average quarterly market value of purchased and written options during the period ended June 30, 2014 (Unaudited) were as follows:

Purchased options	$2,864
Written options	$3,465

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,303,920	$-	$-	$30,303,920
Convertible Preferred Stocks	1,130,802	-	-	1,130,802
Convertible Bonds	-	55,808,172	-	55,808,172
Purchased Options	6,192	5,262	-	11,454
Money Market Funds	25,913,176	-	-	25,913,176
Total Long Investments in Securities	$57,354,090	$55,813,434	$-	$113,167,524

Securities Sold Short:
Common Stocks	$47,440,761	$-	$-	$47,440,761
Exchange Traded Funds	255,988	-	-	255,988
Corporate Bonds	-	3,019	-	3,019
Total Securities Sold Short	$47,696,749	$3,019	$-	$47,699,768

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
June 30, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS - 4.0%
Automobiles - 0.2%
Motors Liquidation Co. (b)	62,485	$1,599,615
Banks - 0.4%
Banca Monte dei Paschi di Siena SpA (b)	126,762	245,072
CIT Group, Inc.	22,582	1,033,353
Co-operative Bank PLC (b)	506,510	2,557,168
RA Holding Corp. (b)(c)	100	0
Total Banks		3,835,593

Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (b)(c)(d)	2,804	0
Chemicals - 0.2%
LyondellBasell Industries NV	11,199	1,093,583
Rockwood Holdings, Inc.	10,556	802,150
Total Chemicals		1,895,733

Diversified Consumer Services - 0.4%
Cengage Learning Holdings II LP (b)(c)	106,899	3,794,915
Diversified Financial Services - 0.2%
EME Reorganization Trust (b)	8,959,000	1,425,377
Diversified Telecommunication Services - 0.5%
FairPoint Communications, Inc. (b)	85,563	1,195,315
Globalstar, Inc. (b)	562,537	2,390,782
Intelsat SA (b)	38,432	724,059
Total Diversified Telecommunication Services		4,310,156

Hotels, Restaurants & Leisure - 0.1%
Pinnacle Entertainment, Inc. (b)	28,497	717,554
Industrial Conglomerates - 0.0%
CEVA Holdings LLC (b)	210	256,200
Insurance - 0.0%
Syncora Holdings Ltd. (b)	44,688	99,207
Machinery - 0.1%
Xerium Technologies, Inc. (b)	48,478	676,753
Media - 1.3%
Cablevision Systems Corp.	23,671	417,793
DISH Network Corp. (b)	34,981	2,276,563
Gray Television, Inc. (b)	98,091	1,287,935
Journal Communications, Inc. (b)	114,525	1,015,837
LIN Media LLC (b)	189	5,150
Loral Space & Communications, Inc. (b)	21,699	1,577,300
Nexstar Broadcasting Group, Inc.	7,910	408,235
Sinclair Broadcast Group, Inc.	11,109	386,038
Tribune Co. (b)	44,339	3,771,032
Total Media		11,145,883

Oil, Gas & Consumable Fuels - 0.0%
Sprott Resource Corp. (b)	10,387	30,760
Transportation Infrastructure - 0.6%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (b)(c)(d)	9,420	2,310,536
Macquarie Infrastructure Co. LLC	36,956	2,304,946
Total Transportation Infrastructure		4,615,482

TOTAL COMMON STOCKS (Cost $28,926,883)		$34,403,228

CONVERTIBLE PREFERRED STOCKS - 0.3%
Industrial Conglomerates - 0.3%
CEVA Holdings LLC A-1, 0.000% (b)	435	706,875
CEVA Holdings LLC A-2, 0.000% (b)	1,790	2,183,800
Total Industrial Conglomerates		2,890,675

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,546,925)		$2,890,675

PREFERRED STOCKS - 0.8%
Airlines - 0.5%
SAS AB, 10.000%	57,507	3,623,478
Banks - 0.3%
HSBC USA, Inc., 3.500% (a)	98,005	2,218,833
RA Holding Corp., 0.000% (b)	3,000	72,000
Santander Finance Preferred SAU, 4.000% (a)	19,000	399,380
Total Banks		2,690,213

Building Products - 0.0%
Dayton Superior Corp. Preferred Units, 0.000% (Acquired 12/23/2009, Cost $454,916) (b)(c)(d)	3,115	125,815
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association, 8.250% (a)(b)	21,509	222,618
TOTAL PREFERRED STOCKS (Cost $7,618,611)		$6,662,124

	Principal
	Amount
ASSET BACKED SECURITIES - 2.1%
ACE Securities Corp Home Equity Loan Trust
Series 2006-ASAP5, Class A2C, 0.330%, 10/25/2036 (a)	$585,592	312,982
Air Canada Pass Through Trust
Series 2013-1, Class B, 5.375%, 05/15/2021 (Acquired 04/24/2013, Cost $644,263) (e)	644,263	666,813
Series 2013-1, Class A, 4.125%, 05/15/2025 (Acquired 04/24/2013, Cost $327,011) (e)	327,011	331,099
American Airlines Pass Through Trust
Series 2011-1, Class A, 5.250%, 01/31/2021	182,732	198,721
Series 2013-2, Class A, 4.950%, 01/15/2023 (Acquired 07/24/2013, Cost $1,892,279) (e)	1,892,280	2,048,393
American Homes 4 Rent
Series 2014-SFR1, Class E, 2.750%, 06/17/2031 (Acquired 05/13/2014 through 05/16/2014, Cost $652,050) (a)(e)	650,000	645,983
Series 2014-SFR1, Class F, 3.500%, 06/17/2031 (Acquired 05/13/2014, Cost $460,000) (a)(e)	460,000	458,676
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4, Class 1A1, 0.272%, 05/27/2037 (a)(h)	44,056	44,845
British Airways PLC
Series 2013-1, Class B, 5.625%, 06/20/2020 (Acquired 06/25/2013, Cost $348,468) (e)	348,468	371,990
Series 2013-1, Class A, 4.625%, 06/20/2024 (Acquired 06/25/2013, Cost $694,576) (e)	694,576	729,305
Colony American Homes
Series 2014-1A, Class E, 3.050%, 05/17/2031 (Acquired 04/02/2014, Cost $4,666,358) (a)(e)	4,825,000	4,746,511
Series 2014-2A, Class D, 2.500%, 07/17/2031 (Acquired 06/19/2014, Cost $860,000) (a)(c)(e)	860,000	861,041
Series 2014-2A, Class E, 3.350%, 07/17/2031 (Acquired 06/19/2014, Cost $1,000,000) (a)(c)(e)	1,000,000	1,001,200
Continental Airlines Pass Through Certificates
Series A, Class A, 4.000%, 10/29/2024	194,328	198,214
Countrywide Asset-Backed Certificates
Series 2005-1, Class AF6, 5.030%, 07/25/2035 (a)	158,099	161,120
Delta Air Lines Pass Through Trust
Series 2010-2, Class A, 4.950%, 05/23/2019	217,530	237,108
Hawaiian Airlines Pass Through Certificates
Series 2013-1, Class B, 4.950%, 01/15/2022	740,000	734,450
Series 2013-1, Class A, 3.900%, 01/15/2026	325,000	323,375
Indymac Manufactured Housing Contract

Series 1998-2, Class A4, 6.640%, 08/25/2029 (a)	37,732	37,559
Invitation Homes Trust
Series 2014-SFR1, Class F, 3.902%, 06/19/2031 (Acquired 05/22/2014, Cost $1,000,000) (a)(e)	1,000,000	1,001,428
Securitized Asset Backed Receivables LLC
Series 2005-FR3, Class M1, 0.857%, 04/25/2035 (a)	59,585	58,675
Soundview Home Loan Trust
Series 2006-OPT3, Class 2A3, 0.322%, 06/25/2036 (a)	286,675	253,832
Specialty Underwriting & Residential Finance Trust
Series 2005-AB1, Class M2, 0.602%, 03/25/2036 (a)	550,000	467,990
Structured Asset Securities Corp.
Series 2005-WF3, Class B1, 2.652%, 07/25/2035 (Acquired 06/24/2010, Cost $48,896) (a)(d)	106,817	3,821
U.S. Airways Pass Through Trust
Series 2010-1, Class A, 6.250%, 04/22/2023	403,162	456,581
Series 2011-1, Class A, 7.125%, 10/22/2023	97,328	114,117
Series 2012-2, Class A, 4.625%, 06/03/2025	258,095	271,645
United Airlines Pass Through Trust
Series B, Class B, 4.750%, 04/11/2022	750,000	762,188
Series A, Class A, 4.300%, 08/15/2025	375,000	386,250
TOTAL ASSET BACKED SECURITIES (Cost $17,430,215)		$17,885,912

MORTGAGE BACKED SECURITIES - 11.4%
Banc of America Alternative Loan Trust
Series 2006-3, Class 2CB1, 6.000%, 04/25/2036 (h)	188,566	169,481
Banc of America Funding Trust
Series 2007-6, Class A1, 0.442%, 07/25/2037 (a)	981,908	853,424
BB-UBS Trust
Series 2012-TFT, Class D, 3.468%, 06/07/2030 (Acquired 05/15/2014, Cost $650,206) (a)(e)	702,000	651,266
Bear Stearns Alt-A Trust
Series 2006-2, Class 11A1, 0.592%, 04/25/2036 (a)	722,976	523,311
Series 2006-6, Class 31A1, 2.691%, 11/25/2036 (a)	179,687	133,881
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class AJ, 5.495%, 12/11/2040 (a)	800,000	784,802
Series 2006-T24, Class AJ, 5.598%, 10/12/2041 (a)	2,528,000	2,527,257
Capmark Mortgage Securities, Inc.
Series 1997-C1, Class X, 1.349%, 07/15/2029 (a)	17,451,974	643,838
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A1, 0.472%, 03/25/2035 (a)	607,623	545,910
Comm Mortgage Trust
Series 2005-LP5, Class XC, 0.289%, 05/10/2043 (Acquired 05/12/2014, Cost $324,446) (a)(e)	96,460,760	282,437
Series 2006-C8, Class AJ, 5.377%, 12/10/2046	3,160,000	3,193,158
Comm Mortgage Trust
Series 2014-CR18, Class D, 4.740%, 07/17/2047 (Acquired 06/19/2014, Cost $480,133) (a)(c)(e)	520,000	485,108
Countrywide Alternative Loan Trust
Series 2005-17, Class 1A1, 0.412%, 07/25/2035 (a)	1,331,077	1,177,812
Series 2005-59, Class 1A1, 0.483%, 11/20/2035 (a)	440,674	363,546
Series 2005-56, Class 1A1, 0.882%, 11/25/2035 (a)	508,812	434,546
Series 2006-HY11, Class A1, 0.272%, 06/25/2036 (a)	2,555,181	2,154,901
Series 2006-24CB, Class A22, 6.000%, 06/25/2036 (h)	413,081	368,299
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A3, 0.512%, 02/25/2035 (a)	467,501	431,970
Series 2005-2, Class 2A3, 0.492%, 03/25/2035 (a)	292,986	227,156
Series 2005-HYB9, Class 1A1, 2.423%, 02/20/2036 (a)(h)	347,965	287,248
Series 2006-3, Class 3A1, 0.402%, 02/25/2036 (a)	400,362	324,587
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class AJ, 5.538%, 09/15/2039 (a)	6,300,000	6,277,912
Series 2006-C5, Class AJ, 5.373%, 12/15/2039	6,595,000	6,383,281
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class AX, 1.003%, 01/15/2037 (Acquired 05/16/2014, Cost $312,324) (a)(e)	12,629,098	351,544
Deutsche Alt-A Securities Mortgage Loan Trust

Series 2005-5, Class 2A4, 5.500%, 11/25/2035 (h)	486,377	393,859
Series 2007-1, Class 1A3A, 0.362%, 08/25/2037 (a)(h)	435,472	367,047
Series 2007-AR1, Class A2, 0.332%, 01/25/2047 (a)	765,474	477,699
Series 2007-OA2, Class A1, 0.893%, 04/25/2047 (a)	2,691,170	2,387,542
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 5.402%, 10/25/2023 (a)	2,795,000	3,363,707
Series 2014-C01, Class M2, 4.552%, 01/25/2024 (a)	800,000	910,942
Series 2014-C02, Class 2M2, 2.748%, 05/25/2024 (a)	1,720,000	1,719,998
Series 2014-C02, Class 1M2, 2.751%, 05/25/2024 (a)	4,325,000	4,306,701
Fannie Mae Interest Strip
Series 343, Class 2, 4.500%, 10/01/2033 (f)	56,323	9,527
Fannie Mae REMICS
Series 2011-69, Class AI, 5.000%, 05/25/2018 (f)	573,297	36,065
Series 2010-105, Class IO, 5.000%, 08/25/2020 (f)	338,153	29,879
Series 2011-124, Class IC, 3.500%, 09/25/2021 (f)	374,719	28,020
Series 2008-86, Class IO, 4.500%, 03/25/2023 (f)	101,903	6,346
Series 2010-37, Class GI, 5.000%, 04/25/2025 (f)	297,162	17,551
Series 2010-121, Class IO, 5.000%, 10/25/2025 (f)	200,224	15,161
Series 2011-88, Class WI, 3.500%, 09/25/2026 (f)	360,466	46,067
Series 2008-87, Class AS, 7.498%, 07/25/2033 (a)(f)	214,765	49,713
Series 2004-66, Class SE, 6.348%, 09/25/2034 (a)(f)	132,314	22,141
Series 2005-65, Class KI, 6.848%, 08/25/2035 (a)(f)	142,724	29,556
Series 2005-89, Class S, 6.548%, 10/25/2035 (a)(f)	623,232	125,447
Series 2007-75, Class JI, 6.393%, 08/25/2037 (a)(f)	147,510	25,332
Series 2007-85, Class SI, 6.308%, 09/25/2037 (a)(f)	197,829	34,605
Series 2012-126, Class SJ, 4.848%, 11/25/2042 (a)(f)	1,424,879	220,457
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA1, Class 2A1, 2.210%, 04/25/2036 (a)(h)	862,623	711,117
Series 2006-FA3, Class A4, 0.622%, 07/25/2036 (a)(h)	1,476,298	1,001,732
Freddie Mac REMICS
Series 3685, Class EI, 5.000%, 03/15/2019 (f)	118,892	7,902
Series 3882, Class AI, 5.000%, 06/15/2026 (f)	228,008	18,867
Series 3308, Class S, 7.048%, 03/15/2032 (a)(f)	105,413	25,982
Series 2965, Class SA, 5.898%, 05/15/2032 (a)(f)	92,579	14,375
Series 3065, Class DI, 6.468%, 04/15/2035 (a)(f)	196,180	36,645
Series 3031, Class BI, 6.538%, 08/15/2035 (a)(f)	220,292	43,002
Series 3114, Class GI, 6.448%, 02/15/2036 (a)(f)	226,085	43,655
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2, 4.402%, 11/25/2023 (a)	1,125,000	1,251,228
Series 2014-DN1, Class M3, 4.652%, 02/25/2024 (a)	1,375,000	1,578,332
Series 2014-DN2, Class M3, 3.752%, 04/25/2024 (a)	2,630,000	2,820,270
GE Capital Commercial Mortgage Corp.
Series 2006-C1, Class AJ, 5.279%, 03/10/2044 (a)	210,000	212,681
Government National Mortgage Association
Series 2011-167, Class IO, 5.000%, 12/16/2020 (f)	487,868	34,805
Series 2012-101, Class AI, 3.500%, 08/20/2027 (f)	262,930	25,345
Series 2012-103, Class IB, 3.500%, 04/20/2040 (f)	463,517	66,129
Series 2011-157, Class SG, 6.447%, 12/20/2041 (a)(f)	915,700	219,859
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ, 5.622%, 11/10/2039	2,644,000	2,736,344
Series 2014-GC22, Class D, 4.646%, 06/12/2047 (Acquired 06/05/2014, Cost $1,188,137) (a)(e)	1,300,000	1,202,760
GSAA Home Equity Trust
Series 2006-5, Class 2A2, 0.332%, 03/25/2036 (a)	942,191	581,493
Series 2006-9, Class A4A, 0.392%, 06/25/2036 (a)	2,658,903	1,587,057
Series 2006-20, Class 2A1A, 0.202%, 12/25/2046 (a)	1,535,200	1,066,978
Impac CMB Trust
Series 2005-2, Class 1M1, 0.797%, 04/25/2035 (a)	269,762	229,673
IndyMac INDX Mortgage Loan Trust
Series 2006-AR27, Class 1A3, 0.422%, 10/25/2036 (a)	712,788	474,647

JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class AJ, 5.502%, 06/12/2047 (a)	6,725,000	6,715,409
Series 2014-C20, Class D, 4.572%, 07/17/2047 (Acquired 06/12/2014, Cost $726,025) (a)(e)	800,000	729,814
Series 2007-CB19, Class AJ, 5.892%, 02/12/2049 (a)	2,850,000	2,581,678
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A64, 7.500%, 08/25/2037 (h)	949,081	756,307
Merrill Lynch Alternative Note Asset Trust
Series 2007-A1, Class A3, 0.312%, 01/25/2037 (a)	888,628	423,282
Merrill Lynch Mortgage Trust
Series 2006-C1, Class AJ, 5.862%, 05/12/2039 (a)	300,000	305,937
ML-CFC Commercial Mortgage Trust
Series 2007-5, Class AJ, 5.450%, 08/12/2048 (a)	5,180,000	5,002,165
Series 2007-5, Class AJFL, 5.450%, 08/14/2048 (Acquired 06/19/2014 through 06/25/2014, Cost $831,556) (a)(e)	860,000	829,123
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class AJ, 5.438%, 03/15/2044	5,570,000	5,683,116
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-AR4, Class A1A, 0.322%, 12/25/2036 (a)	715,889	493,978
Series 2006-AR4, Class A3, 0.322%, 12/25/2036 (a)	870,007	600,323
Ocwen Loan Servicing LLC
Series 2014-1, Class IO, 0.210%, 02/28/2028 (Acquired 03/25/2014 through 06/03/2014, Cost $424,339) (c)(e)(f)	38,484,437	432,950
RALI Trust
Series 2005-QA13, Class 2A1, 3.572%, 12/25/2035 (a)	1,434,142	1,192,432
Series 2006-QA4, Class A, 0.332%, 05/25/2036 (a)	2,214,716	1,734,107
Series 2006-QS5, Class A9, 6.000%, 05/25/2036 (h)	1,389,012	1,171,855
Series 2007-QO4, Class A1A, 0.342%, 05/25/2047 (a)	347,114	287,426
Salomon Brothers Mortgage Securities VII, Inc.
Series 2000-C2, Class E, 8.193%, 07/18/2033 (a)	90,516	90,578
Springleaf Mortgage Loan Trust
Series 2013-1A, Class M4, 4.440%, 06/25/2058 (Acquired 04/03/2013, Cost $209,962) (a)(e)	210,000	212,327
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 2A1, 2.504%, 07/25/2035 (a)(h)	404,081	351,408
Structured Asset Mortgage Investments II Trust
Series 2006-AR8, Class A1B, 0.272%, 10/25/2036 (a)	2,572,271	2,040,048
Series 2006-AR8, Class A1A, 0.352%, 10/25/2036 (a)	431,710	344,573
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class XC, 0.685%, 12/15/2043 (Acquired 03/21/2014, Cost $131,319) (a)(e)(f)	12,065,332	146,618
Series 2007-C30, Class XW, 0.685%, 12/15/2043 (Acquired 03/21/2014, Cost $937,995) (a)(e)(f)	86,180,940	980,567
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, Class 1A1, 2.371%, 01/25/2036 (a)	80,002	76,162
Series 2007-HY6, Class 1A1, 2.059%, 06/25/2037 (a)(h)	281,647	241,535
Series 2006-AR6, Class 2A, 1.083%, 08/25/2046 (a)	1,695,377	1,160,545
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D, 3.938%, 08/17/2050 (Acquired 05/21/2014, Cost $2,368,998) (e)	2,785,000	2,421,778
TOTAL MORTGAGE BACKED SECURITIES (Cost $95,409,055)		$97,196,956

CONVERTIBLE BONDS - 5.6%
Automobiles - 0.3%
Tesla Motors, Inc.
1.250%, 03/01/2021	3,000,000	2,900,625
Biotechnology - 0.2%
Acorda Therapeutics, Inc.
1.750%, 06/15/2021	1,210,000	1,254,619
Consumer Finance - 0.3%
Encore Capital Group, Inc.
3.000%, 11/27/2017 (Acquired 11/21/2012 through 05/10/2013, Cost $632,655) (e)	600,000	918,750
Ezcorp, Inc.
2.125%, 06/15/2019 (Acquired 06/18/2014, Cost $1,499,495) (e)	1,500,000	1,477,500
Total Consumer Finance		2,396,250

Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc.
4.000%, 07/15/2020 (Acquired 07/12/2013 through 06/11/2014, Cost $2,845,987) (e)	2,870,000	2,674,481
Electrical Equipment - 0.1%
General Cable Corp.
4.500%, 11/15/2029 (a)	1,000,000	990,000
Energy Equipment & Services - 0.2%
SEACOR Holdings, Inc.
2.500%, 12/15/2027 (Acquired 12/06/2012 through 05/03/2013, Cost $1,486,279) (e)	1,380,000	1,574,925
Health Care Equipment & Supplies - 0.1%
Wright Medical Group, Inc.
2.000%, 08/15/2017	860,000	1,179,275
Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd.
1.250%, 10/15/2018 (Acquired 11/07/2013 through 01/14/2014, Cost $2,459,146) (e)	2,395,000	2,612,047
Internet Software & Services - 1.0%
Blucora, Inc.
4.250%, 04/01/2019 (Acquired 05/06/2013 through 09/17/2013, Cost $2,003,828) (e)	1,750,000	1,917,344
Equinix, Inc.
4.750%, 06/15/2016	2,000,000	5,104,999
j2 Global, Inc.
3.250%, 06/15/2029	2,000,000	2,028,750
Total Internet Software & Services		9,051,093

Life Sciences Tools & Services - 0.1%
Illumina, Inc.
0.500%, 06/15/2021 (Acquired 06/06/2014, Cost $1,001,861) (e)	1,000,000	1,030,000
Machinery - 0.3%
Altra Industrial Motion Corp.
2.750%, 03/01/2031	1,500,000	2,165,625
Oil, Gas & Consumable Fuels - 1.2%
Bill Barrett Corp.
5.000%, 03/15/2028	500,000	500,625
BNP Paribas Fortis SA
2.217%, 12/29/2049 (a)	EUR 3,500,000	3,905,929
Chesapeake Energy Corp.
2.500%, 05/15/2037	$3,270,000	3,417,150
Cobalt International Energy, Inc.
2.625%, 12/01/2019	1,670,000	1,540,575
Emerald Oil, Inc.
2.000%, 04/01/2019 (Acquired 03/19/2014, Cost $504,108) (e)	500,000	548,125
Total Oil, Gas & Consumable Fuels		9,912,404

Semiconductors & Semiconductor Equipment - 0.4%
SunEdison, Inc.
2.750%, 01/01/2021 (Acquired 02/19/2014, Cost $2,567,222) (e)	2,000,000	3,452,500
Technology Hardware, Storage & Peripherals - 0.5%
SanDisk Corp.
1.500%, 08/15/2017	2,000,000	4,068,750
Textiles, Apparel & Luxury Goods - 0.2%
Iconix Brand Group, Inc.
1.500%, 03/15/2018	1,000,000	1,452,500
Tobacco - 0.1%
Vector Group Ltd.
1.750%, 04/15/2020	500,000	524,063
TOTAL CONVERTIBLE BONDS (Cost $43,330,020)		$47,239,157

CORPORATE BONDS - 45.6%
Aerospace & Defense - 0.6%

Erickson, Inc.
8.250%, 05/01/2020	1,500,000	1,541,250
GenCorp, Inc.
7.125%, 03/15/2021 (Acquired 01/18/2013 through 02/26/2014, Cost $1,765,301) (e)	1,680,000	1,835,400
LMI Aerospace, Inc.
7.375%, 07/15/2019 (Acquired 06/12/2014, Cost $1,509,948) (e)	1,500,000	1,533,750
Total Aerospace & Defense		4,910,400

Airlines - 0.2%
Air Canada
7.750%, 04/15/2021 (Acquired 04/10/2014 through 04/11/2014, Cost $1,525,384) (e)	1,500,000	1,593,750
Allegiant Travel Co.
5.500%, 07/15/2019	253,000	257,111
Total Airlines		1,850,861

Auto Components - 1.2%
Allied Specialty Vehicles, Inc.
8.500%, 11/01/2019 (Acquired 10/16/2013 through 06/17/2014, Cost $2,310,209) (e)	2,250,000	2,368,125
Chassix Holdings, Inc.
10.000%, 12/15/2018 (Acquired 12/11/2013, Cost $1,204,146) PIK (e)	1,200,000	1,209,000
Chassix, Inc.
9.250%, 08/01/2018 (Acquired 07/17/2013 through 02/26/2014, Cost $1,035,272) (e)	1,000,000	1,087,500
Lear Corp.
4.750%, 01/15/2023 (Acquired 06/26/2013, Cost $316,005) (e)	340,000	338,300
5.375%, 03/15/2024	2,000,000	2,055,000
Stackpole International Intermediate/Stackpole International Powder
7.750%, 10/15/2021 (Acquired 10/01/2013 through 10/21/2013, Cost $1,929,824) (e)	1,880,000	1,964,600
UCI International, Inc.
8.625%, 02/15/2019	1,750,000	1,662,500
Total Auto Components		10,685,025

Automobiles - 0.2%
DriveTime Automotive Group, Inc./DT Acceptance Corp.
8.000%, 06/01/2021 (Acquired 05/22/2014 through 05/28/2014, Cost $1,760,534) (e)	1,750,000	1,785,000
Banks - 4.6%
Bank of America Corp.
4.125%, 01/22/2024	835,000	860,879
Barclays Bank PLC
3.750%, 05/15/2024	1,335,000	1,339,771
The Bank of New York Mellon Luxembourg SA
4.817%, 12/15/2050 (a)	EUR 4,500,000	4,396,096
4.578%, 12/30/2099 (a)	EUR 5,700,000	3,961,043
BPCE SA
5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $1,996,301) (e)	$2,000,000	2,111,410
Glitnir HF
0.000%, 04/20/2014 (d)(h)	3,252,000	1,004,055
HSBC Holdings PLC
4.250%, 03/14/2024	720,000	740,971
5.250%, 03/14/2044	1,350,000	1,445,580
HSH Nordbank AG
7.408%, 06/29/2049	EUR 7,418,000	4,545,468
Hypo Real Estate International Trust I
5.864%, 06/29/2049 (a)	EUR 4,350,000	5,158,291
Intesa Sanpaolo SpA
2.375%, 01/13/2017	$1,000,000	1,015,099
5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $755,000) (e)	755,000	763,920
5.250%, 01/12/2024	1,200,000	1,312,258
JPMorgan Chase & Co.
5.000%, 12/29/2049 (a)	2,000,000	1,992,588

6.000%, 12/29/2049 (a)	1,600,000	1,632,000
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023	1,030,000	1,113,641
Standard Chartered PLC
3.950%, 01/11/2023 (Acquired 01/08/2013, Cost $499,425) (e)	500,000	497,375
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (Acquired 03/26/2014, Cost $2,000,000) (e)	2,000,000	2,090,092
Wells Fargo & Co.
5.900%, 12/29/2049 (a)	2,500,000	2,651,874
Total Banks		38,632,411

Beverages - 0.2%
Constellation Brands, Inc.
4.250%, 05/01/2023	1,500,000	1,505,625
Building Products - 0.1%
Euramax International, Inc.
9.500%, 04/01/2016	1,018,000	1,012,910
Capital Markets - 1.0%
Affiliated Managers Group, Inc.
4.250%, 02/15/2024	665,000	688,025
Ares Capital Corp.
4.875%, 11/30/2018	1,250,000	1,328,803
Goldman Sachs Group, Inc.
4.000%, 03/03/2024	750,000	763,469
5.700%, 12/29/2049 (a)	2,500,000	2,582,812
Legg Mason, Inc.
2.700%, 07/15/2019	285,000	287,004
Nuveen Investments, Inc.
9.500%, 10/15/2020 (Acquired 04/16/2014, Cost $1,799,888) (e)	1,500,000	1,777,500
Walter Investment Management Corp.
7.875%, 12/15/2021 (Acquired 12/12/2013 through 04/21/2014, Cost $999,248) (e)	1,000,000	1,045,000
Total Capital Markets		8,472,613

Chemicals - 1.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.000%, 11/15/2020	2,000,000	2,040,000
Kissner Milling Co. Ltd.
7.250%, 06/01/2019 (Acquired 05/15/2014 through 05/16/2014, Cost $763,889) (e)	750,000	772,500
Momentive Performance Materials, Inc.
11.500%, 12/01/2016 (h)	1,030,000	324,450
10.000%, 10/15/2020	1,500,000	1,597,500
Monsanto Co.
4.700%, 07/15/2064	825,000	828,188
Perstorp Holding AB
11.000%, 08/15/2017 (Acquired 12/11/2013 through 06/19/2014, Cost $2,860,298) (e)	2,680,000	2,881,000
Vertellus Specialties, Inc.
9.375%, 10/01/2015 (Acquired 12/04/2013 through 06/11/2014, Cost $2,504,362) (e)	2,500,000	2,506,250
Total Chemicals		10,949,888

Commercial Services & Supplies - 0.8%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (Acquired 06/18/2013 through 02/26/2014, Cost $903,146) (e)	880,000	970,200
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 05/15/2014 through 05/20/2014, Cost $1,276,746) (e)	1,250,000	1,309,375
Quad/Graphics, Inc.
7.000%, 05/01/2022 (Acquired 04/11/2014 through 04/29/2014, Cost $1,502,772) (e)	1,500,000	1,500,000
syncreon Group BV/syncreon Global Finance US, Inc.
8.625%, 11/01/2021 (Acquired 06/10/2014, Cost $766,806) (e)	750,000	761,250
The ADT Corp.

4.125%, 06/15/2023	2,480,000	2,287,800
United Rentals North America, Inc.
5.750%, 11/15/2024	225,000	233,719
Total Commercial Services & Supplies		7,062,344

Communications Equipment - 0.9%
Avaya, Inc.
10.500%, 03/01/2021 (Acquired 08/09/2013 through 06/30/2014, Cost $5,091,336) (e)	5,850,000	5,396,625
Monitronics International, Inc.
9.125%, 04/01/2020 (Acquired 04/24/2012 through 02/26/2014, Cost $1,829,135) (e)	1,775,000	1,894,813
Total Communications Equipment		7,291,438

Construction & Engineering - 0.8%
Alion Science & Technology Corp.
12.000%, 11/01/2014 PIK	1,620,000	1,607,850
Amsted Industries, Inc.
5.000%, 03/15/2022 (Acquired 03/03/2014 through 04/21/2014, Cost $2,371,171) (e)	2,365,000	2,365,000
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018	1,000,000	1,017,500
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 04/15/2019 (Acquired 04/03/2014, Cost $358,380) PIK (e)	362,000	362,000
Toll Brothers Finance Corp.
4.000%, 12/31/2018	545,000	561,350
URS Corp.
3.850%, 04/01/2017	500,000	521,115
Total Construction & Engineering		6,434,815

Construction Materials - 0.6%
Gates Global LLC/Gates Global Co.
5.750%, 07/15/2022	EUR 170,000	231,617
6.000%, 07/15/2022 (Acquired 06/12/2014 through 06/24/2014, Cost $1,852,457) (e)	$1,848,000	1,848,000
Polymer Group, Inc.
6.875%, 06/01/2019 (Acquired 06/04/2014 through 06/05/2014, Cost $1,009,903) (e)	1,000,000	1,016,250
Rain CII Carbon LLC/CII Carbon Corp.
8.250%, 01/15/2021 (Acquired 12/04/2013 through 04/23/2014, Cost $1,548,639) (e)	1,500,000	1,575,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
8.750%, 02/01/2019 (Acquired 01/24/2013 through 07/24/2013, Cost $864,469) (e)	850,000	915,875
Total Construction Materials		5,586,742

Consumer Finance - 0.5%
Ally Financial, Inc.
4.750%, 09/10/2018	1,800,000	1,910,250
First Cash Financial Services, Inc.
6.750%, 04/01/2021 (Acquired 03/19/2014 through 03/20/2014, Cost $1,276,899) (e)	1,250,000	1,331,250
Navient Corp.
6.250%, 01/25/2016	750,000	796,875
Total Consumer Finance		4,038,375

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.213%, 12/15/2019 (Acquired 06/20/2014, Cost $326,000) (a)(e)	326,000	325,185
4.250%, 01/15/2022	EUR 653,000	883,012
BakerCorp International, Inc.
8.250%, 06/01/2019 (Acquired 08/30/2011 through 02/26/2014, Cost $740,238) (e)	$750,000	774,375
Total Containers & Packaging		1,982,572

Diversified Consumer Services - 0.1%
Travelport LLC/Travelport Holdings, Inc.
13.875%, 03/01/2016 (Acquired 05/20/2014, Cost $1,033,186) PIK (e)	1,000,000	1,030,000

Diversified Financial Services - 2.7%
Ambac Assurance Corp.
5.100%, 06/07/2020 (Acquired 03/04/2013 through 06/17/2014, Cost $806,870) (e)(h)	969,000	1,102,238
BBVA US Senior SAU
4.664%, 10/09/2015	1,250,000	1,306,891
Blackstone Holdings Finance Co. LLC
5.000%, 06/15/2044 (Acquired 04/02/2014, Cost $985,880) (e)	1,000,000	1,031,421
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (Acquired 03/05/2014, Cost $1,042,988) (e)	1,000,000	1,106,163
Cattles Ltd.
7.125%, 07/05/2017 (h)	GBP 4,527,000	290,530
6.875%, 01/17/2014 (h)	$3,777,000	242,397
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011 through 07/31/2012, Cost $715,005) (e)	710,000	607,050
DFC Finance Corp.
10.500%, 06/15/2020 (Acquired 06/06/2014, Cost $1,000,000) (e)	1,000,000	1,021,250
Enova International, Inc.
9.750%, 06/01/2021 (Acquired 05/23/2014, Cost $740,715) (e)	750,000	747,188
General Electric Capital Corp.
5.250%, 06/29/2049 (a)	1,000,000	1,011,250
Glencore Funding LLC
4.125%, 05/30/2023 (Acquired 05/22/2013 through 06/27/2013, Cost $507,880) (e)	560,000	562,431
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.875%, 04/15/2022 (Acquired 03/26/2014, Cost $1,680,380) (e)	1,670,000	1,686,699
KeHE Distributors LLC/KeHE Finance Corp.
7.625%, 08/15/2021 (Acquired 07/30/2013 through 02/26/2014, Cost $1,688,618) (e)	1,650,000	1,798,500
KKR Group Finance Co. II LLC
5.500%, 02/01/2043 (Acquired 01/25/2013, Cost $790,848) (e)	800,000	849,969
KKR Group Finance Co. III LLC
5.125%, 06/01/2044 (Acquired 05/21/2014, Cost $1,109,385) (e)	1,125,000	1,141,308
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (e)	300,000	353,307
Lehman Brothers Holdings, Inc.
3.950%, 11/10/2009 (h)	240,000	47,400
6.200%, 09/26/2014 (h)	17,563,000	3,512,600
6.875%, 05/02/2018 (h)	2,880,000	576,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
7.875%, 10/01/2020	1,500,000	1,576,875
The NASDAQ OMX Group, Inc.
4.250%, 06/01/2024 (a)	2,000,000	2,027,564
Voya Financial, Inc.
5.650%, 05/15/2053 (a)	700,000	712,250
Total Diversified Financial Services		23,311,281

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.
6.550%, 09/15/2043	1,585,000	1,994,629
Electric Utilities - 0.5%
Energy Future Intermediate Holding Co LLC/EFIH Finance, Inc.
11.750%, 03/01/2022 (Acquired 09/19/2013 through 05/20/2014, Cost $2,976,714) (a)(e)(h)	2,615,000	3,216,450
GenOn Americas Generation LLC
8.500%, 10/01/2021	1,500,000	1,556,250
Total Electric Utilities		4,772,700

Energy Equipment & Services - 1.4%
Era Group, Inc.
7.750%, 12/15/2022	1,210,000	1,285,625
Hercules Offshore, Inc.
7.500%, 10/01/2021 (Acquired 01/28/2014 through 04/22/2014, Cost $1,549,987) (e)	1,500,000	1,488,750

McDermott International, Inc.
8.000%, 05/01/2021 (Acquired 04/10/2014 through 04/11/2014, Cost $1,527,539) (e)	1,500,000	1,541,250
SAExploration Holdings, Inc.
10.000%, 07/15/2019 (Acquired 06/25/2014Acquired 06/25/2014, Cost $1,161,000) (e)	1,150,000	1,152,875
Seadrill Ltd.
6.625%, 09/15/2020 (Acquired 09/20/2013 through 04/21/2014, Cost $1,968,809) (a)(e)	1,960,000	1,994,300
SESI LLC
7.125%, 12/15/2021	2,500,000	2,818,749
Unit Corp.
6.625%, 05/15/2021	1,690,000	1,804,075
Total Energy Equipment & Services		12,085,624

Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 09/15/2018 (Acquired 09/17/2013 through 06/03/2014, Cost $2,567,647) PIK (e)	2,520,000	2,557,800
Delhaize Group SA
4.125%, 04/10/2019	500,000	525,054
Roundy’s Supermarkets, Inc.
10.250%, 12/15/2020 (Acquired 05/08/2014, Cost $540,694) (e)	500,000	528,125
Total Food & Staples Retailing		3,610,979

Food Products - 0.3%
HJ Heinz Co.
4.250%, 10/15/2020	680,000	684,250
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (Acquired 05/16/2014 through 06/02/2014, Cost $1,508,750) (e)	1,500,000	1,511,250
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 12/05/2013, Cost $267,113) (e)	250,000	271,250
Total Food Products		2,466,750

Health Care Providers & Services - 0.4%
21st Century Oncology, Inc.
8.875%, 01/15/2017	1,000,000	1,032,500
BioScrip, Inc.
8.875%, 02/15/2021 (Acquired 02/06/2014 through 05/13/2014, Cost $1,548,880) (e)	1,500,000	1,567,500
DaVita HealthCare Partners, Inc.
5.125%, 07/15/2024	445,000	447,781
RA Invest Ltd.
12.000%, 12/31/2049	205,000	225,500
Total Health Care Providers & Services		3,273,281

Hotels, Restaurants & Leisure - 2.2%
Caesar’s Entertainment Operating Co., Inc.
10.750%, 02/01/2016	1,500,000	1,080,000
6.500%, 06/01/2016	3,402,000	2,568,510
5.750%, 10/01/2017	1,190,000	755,650
9.000%, 02/15/2020	1,000,000	836,250
Caesar’s Entertainment Resort Properties LLC
8.000%, 10/01/2020 (Acquired 09/27/2013 through 04/17/2014, Cost $2,412,412) (e)	2,358,000	2,464,110
11.000%, 10/01/2021 (Acquired 09/27/2013 through 03/26/2014, Cost $1,576,198) (e)	1,500,000	1,612,500
Caesar’s Growth Properties Holdings LLC
9.375%, 05/01/2022 (Acquired 06/05/2014 through 06/30/2014, Cost $2,488,195) (e)	2,455,000	2,491,825
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (Acquired 03/03/2014 through 03/04/2014, Cost $1,062,156) (e)	1,000,000	1,077,500
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%, 03/15/2019 (Acquired 02/26/2014 through 04/21/2014, Cost $1,544,023) (e)	1,500,000	1,530,000
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (Acquired 03/05/2014 through 06/30/2014, Cost $1,489,060) (a)(e)	1,500,000	1,488,750
MGM Resorts International

5.250%, 03/31/2020	1,000,000	1,040,000
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	385,000	427,350
MTR Gaming Group, Inc.
11.500%, 08/01/2019	480,000	539,400
Pinnacle Entertainment, Inc.
6.375%, 08/01/2021	1,000,000	1,055,000
Total Hotels, Restaurants & Leisure		18,966,845

Household Durables - 0.2%
Century Communities, Inc.
6.875%, 05/15/2022 (Acquired 04/30/2014 through 05/01/2014, Cost $609,517) (e)	600,000	613,500
MDC Holdings, Inc.
5.500%, 01/15/2024	1,370,000	1,424,034
Total Household Durables		2,037,534

Household Products - 0.4%
Armored Autogroup, Inc.
9.250%, 11/01/2018	2,041,000	2,148,153
First Quality Finance Co, Inc.
4.625%, 05/15/2021 (Acquired 05/09/2013 through 02/26/2014, Cost $1,246,173) (e)	1,295,000	1,223,775
Sun Products Corp.
7.750%, 03/15/2021 (Acquired 06/12/2014 through 06/25/2014, Cost $663,916) (e)	750,000	652,500
Total Household Products		4,024,428

Industrial Conglomerates - 0.2%
CEVA Group PLC
9.000%, 09/01/2021 (Acquired 03/13/2014 through 04/17/2014, Cost $1,530,887) (e)	1,500,000	1,548,750
Insurance - 0.7%
Five Corners Funding Trust
4.419%, 11/15/2023 (Acquired 11/18/2013, Cost $750,000) (e)	750,000	790,749
MetLife, Inc.
6.400%, 12/15/2036 (a)	125,000	139,688
Syncora Holdings Ltd.
0.000%, 07/07/2024 (Acquired 01/31/2014 through 05/01/2014, Cost $2,809,975) (e)	4,038,000	3,391,920
6.880%, 09/29/2049 (a)	3,150,000	1,309,875
Total Insurance		5,632,232

Internet & Catalog Retail - 0.5%
Netflix, Inc.
5.750%, 03/01/2024 (Acquired 02/04/2014 through 02/05/2014, Cost $2,003,666) (e)	2,000,000	2,090,000
Punch Taverns Finance PLC
0.725%, 07/15/2029 (a)	GBP 1,525,000	2,283,637
Total Internet & Catalog Retail		4,373,637

IT Services - 0.4%
Alliance Data Systems Corp.
6.375%, 04/01/2020 (Acquired 11/20/2012 through 02/26/2014, Cost $2,175,036) (e)	$2,075,000	2,209,875
NeuStar, Inc.
4.500%, 01/15/2023	1,000,000	865,000
Total IT Services		3,074,875

Leisure Products - 0.3%
Brunswick Corp.
4.625%, 05/15/2021 (Acquired 05/08/2013 through 09/12/2013, Cost $882,659) (e)	875,000	872,813
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 11/08/2013 through 05/23/2014, Cost $1,667,843) (e)	1,650,000	1,703,625
Total Leisure Products		2,576,438

Machinery - 0.7%
BlueLine Rental Finance Corp.
7.000%, 02/01/2019 (Acquired 04/08/2014 through 05/01/2014, Cost $2,171,617) (e)	2,100,000	2,241,750
CNH Industrial Capital LLC
3.375%, 07/15/2019 (Acquired 06/25/2014, Cost $661,183) (e)	665,000	660,013
Milestone Aviation Group Ltd.
8.625%, 12/15/2017 (Acquired 12/12/2012 through 02/26/2014, Cost $2,587,071) (e)	2,470,000	2,695,388
Total Machinery		5,597,151

Marine - 0.8%
Eletson Holdings
9.625%, 01/15/2022 (Acquired 01/07/2014 through 06/09/2014, Cost $1,587,276) (e)	1,500,000	1,608,750
Global Ship Lease, Inc.
10.000%, 04/01/2019 (Acquired 03/11/2014 through 03/31/2014, Cost $1,782,227) (e)	1,750,000	1,881,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, 11/15/2021 (Acquired 12/04/2013, Cost $1,022,592) (e)	1,000,000	1,045,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
7.375%, 01/15/2022 (Acquired 12/04/2013 through 01/28/2014, Cost $1,012,229) (e)	1,000,000	1,030,000
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
7.250%, 05/01/2022 (Acquired 04/08/2014 through 04/17/2014, Cost $1,007,805) (e)	1,000,000	1,040,000
Total Marine		6,605,000

Media - 2.4%
American Media, Inc.
11.500%, 12/15/2017	1,100,000	1,166,000
Block Communications, Inc.
7.250%, 02/01/2020 (Acquired 07/30/2013 through 05/14/2014, Cost $4,515,658) (e)	4,225,000	4,499,624
Clear Channel Communications, Inc.
10.000%, 01/15/2018 (Acquired 04/28/2014, Cost $723,000) (e)	723,000	698,599
9.000%, 12/15/2019	500,000	533,125
14.000%, 02/01/2021 PIK	3,000,000	3,090,000
LBI Media, Inc.
10.000%, 04/15/2019 (Acquired 04/17/2014 through 05/02/2014, Cost $1,048,044) (a)(e)	1,000,000	1,065,000
Lee Enterprises, Inc.
9.500%, 03/15/2022 (Acquired 03/21/2014 through 04/01/2014, Cost $1,548,256) (e)	1,500,000	1,601,250
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%, 04/15/2021 (Acquired 03/12/2014 through 04/21/2014, Cost $2,114,165) (e)	2,100,000	2,126,250
Radio One, Inc.
9.250%, 02/15/2020 (Acquired 01/29/2014 through 06/19/2014, Cost $2,645,509) (e)	2,500,000	2,706,250
SiTV LLC/SiTV Finance, Inc.
10.375%, 07/01/2019 (Acquired 06/18/2014, Cost $759,375) (e)	750,000	768,750
Viacom, Inc.
5.850%, 09/01/2043	1,100,000	1,263,711
Videotron Ltd.
9.125%, 04/15/2018	62,000	63,860
Total Media		19,582,419

Metals & Mining - 3.5%
Aleris International, Inc.
7.625%, 02/15/2018	500,000	516,250
7.875%, 11/01/2020 (Acquired 12/11/2012 through 02/26/2014, Cost $1,054,993) (e)	1,020,000	1,060,800
American Gilsonite Co.
11.500%, 09/01/2017 (Acquired 02/26/2014 through 06/10/2014, Cost $2,639,699) (e)	2,500,000	2,700,000
AuRico Gold, Inc.
7.750%, 04/01/2020 (Acquired 03/17/2014, Cost $999,468) (e)	1,000,000	990,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.500%, 12/15/2019	2,200,000	2,356,750
6.375%, 03/15/2024	1,000,000	1,045,000
Coeur Mining, Inc.

7.875%, 02/01/2021	1,500,000	1,507,500
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (Acquired 12/17/2013 through 12/27/2013, Cost $484,221) (e)	500,000	498,750
Essar Steel Minnesota LLC
11.500%, 05/15/2020 (Acquired 05/07/2014 through 05/19/2014, Cost $1,535,265) (e)	1,500,000	1,516,875
IAMGOLD Corp.
6.750%, 10/01/2020 (Acquired 11/29/2012 through 02/26/2014, Cost $603,975) (e)	625,000	578,125
Molycorp, Inc.
10.000%, 06/01/2020	2,500,000	2,300,000
New Gold, Inc.
6.250%, 11/15/2022 (Acquired 07/11/2013 through 04/29/2014, Cost $2,277,395) (e)	2,305,000	2,397,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 02/01/2020 (Acquired 01/17/2013, Cost $274,497) (e)	270,000	288,225
7.375%, 02/01/2020 (Acquired 04/29/2014, Cost $1,051,480) (e)	1,000,000	1,067,500
Tembec Industries, Inc.
11.250%, 12/15/2018	1,750,000	1,894,374
Thompson Creek Metals Co., Inc.
7.375%, 06/01/2018	500,000	493,750
12.500%, 05/01/2019 (Acquired 05/08/2012 through 02/26/2014, Cost $791,527) (e)	790,000	892,700
Walter Energy, Inc.
9.500%, 10/15/2019 (Acquired 06/05/2014 through 06/06/2014, Cost $1,514,928) (e)	1,500,000	1,522,500
8.500%, 04/15/2021	6,601,000	3,696,560
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.750%, 12/15/2018 (Acquired 03/05/2014, Cost $1,624,199) (e)	1,500,000	1,627,500
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.750%, 06/15/2019 (Acquired 04/14/2014, Cost $504,727) (e)	500,000	510,000
Total Metals & Mining		29,460,359

Multiline Retail - 0.0%
J.C. Penney Corp., Inc.
7.400%, 04/01/2037	305,000	264,614
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc.
7.500%, 08/01/2020 (Acquired 06/06/2014, Cost $730,789) (e)	750,000	725,625
Antero Resources Finance Corp.
5.375%, 11/01/2021 (Acquired 10/24/2013 through 04/21/2014, Cost $2,969,165) (e)	2,935,000	3,045,063
Arch Coal, Inc.
7.250%, 06/15/2021	1,500,000	1,095,000
Athlon Holdings LP/Athlon Finance Corp.
6.000%, 05/01/2022 (Acquired 04/16/2014, Cost $100,000) (e)	100,000	103,500
Baytex Energy Corp.
6.750%, 02/17/2021	2,000,000	2,100,000
Comstock Resources, Inc.
9.500%, 06/15/2020	1,775,000	2,023,500
CONSOL Energy, Inc.
8.250%, 04/01/2020	1,500,000	1,623,750
Diamondback Energy, Inc.
7.625%, 10/01/2021 (Acquired 09/16/2013 through 02/26/2014, Cost $1,764,683) (e)	1,670,000	1,837,000
Drill Rigs Holdings, Inc.
6.500%, 10/01/2017 (Acquired 11/30/2012, Cost $500,234) (e)	500,000	511,250
Endeavor Energy Resources LP/EER Finance, Inc.
7.000%, 08/15/2021 (Acquired 04/16/2014, Cost $1,046,579) (e)	1,000,000	1,067,500
Energy XXI Gulf Coast, Inc.
7.500%, 12/15/2021	1,400,000	1,498,000
6.875%, 03/15/2024 (Acquired 05/12/2014, Cost $500,000) (e)	500,000	510,000
Foresight Energy LLC/Foresight Energy Corp.
7.875%, 08/15/2021 (Acquired 12/05/2013 through 01/23/2014, Cost $1,033,766) (e)	1,000,000	1,070,000
Gastar Exploration, Inc.
8.625%, 05/15/2018	1,500,000	1,567,500

Goodrich Petroleum Corp.
8.875%, 03/15/2019	500,000	532,500
Halcon Resources Corp.
8.875%, 05/15/2021	2,000,000	2,150,000
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, 10/01/2020 (Acquired 11/21/2012 through 04/21/2014, Cost $1,742,190) (e)	1,640,000	1,787,600
Hilcorp Energy I LP/Hilcorp Finance Co.
5.000%, 12/01/2024 (Acquired 06/24/2014, Cost $79,000) (e)	79,000	79,000
Ithaca Energy, Inc.
8.125%, 07/01/2019 (Acquired 06/30/2014, Cost $1,002,969) (e)	1,000,000	1,003,958
Kinder Morgan, Inc.
5.625%, 11/15/2023 (Acquired 10/31/2013, Cost $825,000) (e)	825,000	847,688
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	1,965,000	2,176,238
Lightstream Resources Ltd.
8.625%, 02/01/2020 (Acquired 01/25/2012 through 01/21/2014, Cost $2,097,010) (e)	2,100,000	2,204,999
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
9.250%, 06/01/2021	1,500,000	1,646,250
Murray Energy Corp.
8.625%, 06/15/2021 (Acquired 12/09/2013 through 01/21/2014, Cost $1,048,813) (e)	1,000,000	1,082,500
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	1,635,000	1,745,363
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (Acquired 09/10/2013 through 09/11/2013, Cost $526,421) (e)	520,000	566,800
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (h)	1,000,000	1,210,000
7.500%, 02/15/2024 (h)	1,750,000	1,960,000
Parsley Energy LLC/Parsley Finance Corp.
7.500%, 02/15/2022 (Acquired 01/31/2014 through 02/12/2014, Cost $1,020,312) (e)	1,000,000	1,067,500
Petrobras Global Finance BV
6.250%, 03/17/2024	1,060,000	1,128,264
Petroleos Mexicanos
6.375%, 01/23/2045 (Acquired 01/15/2014, Cost $1,364,715) (e)	1,375,000	1,596,719
Resolute Energy Corp.
8.500%, 05/01/2020 (Acquired 04/20/2012 through 05/13/2014, Cost $1,291,070) (e)	1,250,000	1,303,125
Rosetta Resources, Inc.
5.875%, 06/01/2022	2,000,000	2,090,000
Samson Investment Co.
10.750%, 02/15/2020 (Acquired 12/04/2013 through 05/30/2014, Cost $1,611,333) (e)	1,500,000	1,580,625
Southeast Supply Header LLC
4.250%, 06/15/2024 (Acquired 06/04/2014, Cost $499,395) (e)	500,000	508,927
Tullow Oil PLC
6.000%, 11/01/2020 (Acquired 11/01/2013, Cost $814,976) (e)	810,000	840,375
6.250%, 04/15/2022 (Acquired 04/03/2014, Cost $1,504,280) (e)	1,500,000	1,556,250
Venoco, Inc.
8.875%, 02/15/2019	1,000,000	972,500
Total Oil, Gas & Consumable Fuels		50,414,869

Paper & Forest Products - 1.0%
Cenveo Corp.
11.500%, 05/15/2017	2,836,000	2,991,979
6.000%, 08/01/2019 (Acquired 06/19/2014, Cost $1,229,000) (e)	1,229,000	1,229,000
8.500%, 09/15/2022 (Acquired 06/19/2014 through 06/23/2014, Cost $1,505,601) (e)	1,500,000	1,488,750
Plastipak Holdings, Inc.
6.500%, 10/01/2021 (Acquired 09/25/2013 through 04/29/2014, Cost $2,739,048) (e)	2,630,000	2,774,650
Total Paper & Forest Products		8,484,379

Pharmaceuticals - 1.1%
Capsugel SA

7.000%, 05/15/2019 (Acquired 11/05/2013 through 05/13/2014, Cost $2,059,965) PIK (e)	2,000,000	2,060,000
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (Acquired 01/22/2014 through 04/21/2014, Cost $2,532,049) (e)	2,500,000	2,587,500
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	2,575,000	2,674,781
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (Acquired 10/23/2013, Cost $2,109,514) (e)	1,980,000	2,103,750
Total Pharmaceuticals		9,426,031

Professional Services - 1.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.250%, 02/15/2022 (Acquired 01/16/2014, Cost $962,306) (e)	950,000	976,125
Getty Images, Inc.
7.000%, 10/15/2020 (Acquired 05/27/2014 through 05/29/2014, Cost $934,456) (e)	1,000,000	916,250
Modular Space Corp.
10.250%, 01/31/2019 (Acquired 02/19/2014 through 05/13/2014, Cost $1,564,724) (e)	1,500,000	1,578,750
SITEL LLC/Sitel Finance Corp.
11.500%, 04/01/2018	3,945,000	3,885,825
Southern Graphics, Inc.
8.375%, 10/15/2020 (Acquired 01/23/2013 through 04/28/2014, Cost $1,580,120) (e)	1,520,000	1,611,200
Visant Corp.
10.000%, 10/01/2017	1,000,000	932,500
WPP Finance 2010
5.625%, 11/15/2043	1,000,000	1,092,395
Total Professional Services		10,993,045

Real Estate Investment Trusts (REITs) - 0.1%
CBL & Associates LP
5.250%, 12/01/2023	1,045,000	1,114,147
Real Estate Management & Development - 0.2%
AV Homes, Inc.
8.500%, 07/01/2019 (Acquired 06/25/2014, Cost $753,749) (e)	750,000	759,375
Forestar USA Real Estate Group, Inc.
8.500%, 06/01/2022 (Acquired 05/07/2014, Cost $870,769) (e)	840,000	869,400
Jones Lang LaSalle, Inc.
4.400%, 11/15/2022	375,000	378,929
Total Real Estate Management & Development		2,007,704

Road & Rail - 0.7%
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (Acquired 04/16/2014, Cost $1,025,405) (e)	1,000,000	1,056,250
JCH Parent, Inc.
10.500%, 03/15/2019 (Acquired 06/05/2014 through 06/06/2014, Cost $986,876) PIK (e)	1,000,000	1,002,500
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (Acquired 01/24/2014, Cost $2,014,336) (e)	2,000,000	2,040,000
Watco Cos. LLC/Watco Finance Corp.
6.375%, 04/01/2023 (Acquired 06/27/2013 through 02/26/2014, Cost $2,200,355) (e)	2,200,000	2,244,000
Total Road & Rail		6,342,750

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	1,500,000	1,618,125
Software - 1.0%
BMC Software Finance, Inc.
8.125%, 07/15/2021 (Acquired 12/05/2013 through 04/29/2014, Cost $1,569,656) (e)	1,500,000	1,543,125
Cogent Communications Finance, Inc.
5.625%, 04/15/2021 (Acquired 04/01/2014 through 04/29/2014, Cost $1,237,979) (e)	1,250,000	1,240,625
First Data Corp.
12.625%, 01/15/2021	750,000	923,438

11.750%, 08/15/2021	3,713,000	4,404,546
Total Software		8,111,734

Specialty Retail - 1.0%
Brown Shoe Co., Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011 through 02/19/2014, Cost $1,026,594) (e)	1,000,000	1,055,000
Guitar Center, Inc.
6.500%, 04/15/2019 (Acquired 03/26/2014 through 05/15/2014, Cost $1,181,874) (e)	1,200,000	1,188,000
Michael’s FinCo Holdings LLC/Michael’s FinCo, Inc.
7.500%, 08/01/2018 (Acquired 07/24/2013 through 02/26/2014, Cost $1,207,589) PIK (e)	1,200,000	1,225,500
Rent-A-Center, Inc.
4.750%, 05/01/2021 (Acquired 07/30/2013, Cost $481,160) (e)	500,000	472,500
Toys R Us Property Co. II LLC
8.500%, 12/01/2017	1,500,000	1,531,875
Toys R Us, Inc.
7.375%, 10/15/2018	5,206,000	3,904,500
Total Specialty Retail		9,377,375

Technology Hardware, Storage & Peripherals - 0.2%
Lexmark International, Inc.
5.125%, 03/15/2020	760,000	809,562
Sungard Availability Services Capital, Inc.
8.750%, 04/01/2022 (Acquired 03/26/2014 through 06/13/2014, Cost $724,094) (e)	750,000	697,500
Total Technology Hardware, Storage & Peripherals		1,507,062

Textiles, Apparel & Luxury Goods - 0.2%
Industrias Unidas SA de CV
8.750%, 03/26/2010 (c)(h)	38,000	0
Springs Industries, Inc.
6.250%, 06/01/2021	2,077,000	2,118,540
Total Textiles, Apparel & Luxury Goods		2,118,540

Tobacco - 0.3%
Altria Group, Inc.
5.375%, 01/31/2044	1,000,000	1,095,334
Vector Group Ltd.
7.750%, 02/15/2021 (Acquired 06/26/2013 through 02/26/2014, Cost $1,783,089) (a)(e)	1,700,000	1,810,500
Total Tobacco		2,905,834

Wireless Telecommunication Services - 0.7%
Goodman Networks, Inc.
12.125%, 07/01/2018 (Acquired 05/30/2013, Cost $344,936) (a)(e)	331,000	363,273
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	942,000	937,290
NII Capital Corp.
7.625%, 04/01/2021	1,585,000	455,688
NII International Telecom SCA
7.875%, 08/15/2019 (Acquired 01/14/2014 through 01/15/2014, Cost $556,249) (e)	703,000	608,095
11.375%, 08/15/2019 (Acquired 02/11/2013, Cost $337,000) (e)	337,000	298,245
Sprint Communications, Inc.
9.250%, 04/15/2022	1,525,000	1,860,500
Sprint Corp.
7.250%, 09/15/2021 (Acquired 09/04/2013, Cost $970,000) (e)	970,000	1,069,425
Total Wireless Telecommunication Services		5,592,516

TOTAL CORPORATE BONDS (Cost $376,389,059)		$388,504,656

FOREIGN GOVERNMENT AGENCY ISSUES - 0.2%
Containers & Packaging - 0.1%

Ardagh Finance Holdings SA
8.625%, 06/15/2019 (Acquired 06/06/2014, Cost $1,264,851) PIK (e)	1,250,000	1,287,500
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos
6.500%, 06/02/2041	500,000	581,250
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $1,762,631)		$1,868,750

FOREIGN GOVERNMENT NOTES/BONDS - 0.2%
Co-operative Bank PLC
11.000%, 12/18/2023	GBP 271,560	565,130
Republic of Latvia
2.750%, 01/12/2020 (Acquired 12/05/2012, Cost $743,348) (e)	$750,000	740,625
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $1,241,873)		$1,305,755

FOREIGN MUNICIPAL BONDS - 0.3%
Commonwealth of Puerto Rico
5.250%, 07/01/2027	55,000	41,216
4.750%, 07/01/2031	12,000	8,173
5.125%, 07/01/2031	187,000	132,231
5.375%, 07/01/2033	25,000	18,070
6.125%, 07/01/2033	40,000	30,329
8.000%, 07/01/2035	1,060,000	932,916
6.000%, 07/01/2039	455,000	332,928
5.750%, 07/01/2041	30,000	21,636
Puerto Rico Sales Tax Financing Corp.
6.050%, 08/01/2036	130,000	113,597
5.375%, 08/01/2039	663,000	513,957
6.350%, 08/01/2039	175,000	137,905
6.375%, 08/01/2039	220,000	191,303
5.500%, 08/01/2042	85,000	66,337
TOTAL FOREIGN MUNICIPAL BONDS (Cost $2,567,950)		$2,540,598

US GOVERNMENT NOTES/BONDS - 0.0%
United States Treasury Bond
3.125%, 02/15/2043	227,000	218,523
TOTAL US GOVERNMENT NOTES/BONDS (Cost $227,722)		$218,523

US GOVERNMENT TREASURY BILLS - 0.3%
United States Treasury Bills
0.000%, 10/16/2014 (i)	2,490,000	2,489,686
TOTAL US TREASURY BILLS (Cost $2,489,489)		$2,489,686

BANK LOANS - 20.7%
4L Tech, Inc. Term Loan B
5.500%, 05/08/2020 (a)	1,739,000	1,736,513
ABG Intermediate Holdings 2 LLC Term Loan 1st Lien
5.500%, 05/27/2021 (a)	229,425	229,999
Accellent, Inc. Term Loan 2nd Lien
7.500%, 03/12/2022 (a)	1,500,000	1,486,875
Active Network, Inc. Term Loan
5.500%, 11/13/2020 (a)	517,000	514,094
Affinion Group, Inc. Term Loan 2nd Lien
8.500%, 10/31/2018 (a)	1,765,025	1,767,231
Affinion Group, Inc. Term Loan B
6.750%, 10/09/2016 (a)	1,013,000	1,016,799
Affordable Care, Inc. Term Loan 2nd Lien
10.500%, 12/26/2019 (a)	428,000	425,860
Alfred Fueling Systems International Holdings Co. Term Loan 1st Lien
4.750%, 06/18/2021 (a)	1,473,000	1,474,223

Alfred Fueling Systems International Holdings Co. Term Loan 2nd Lien
8.500%, 06/17/2022 (a)	361,000	361,000
Altegrity, Inc. Term Loan
9.250%, 06/28/2019 (a)	1,000,000	985,000
Altegrity, Inc. Term Loan D
7.750%, 02/20/2015 (a)	2,000,000	1,987,501
American Pacific Corp. Term Loan B
7.000%, 02/27/2019 (a)	498,750	503,738
AMF Bowling Worldwide, Inc. Term Loan
8.750%, 06/29/2018 (a)	918,970	936,200
Apple Leisure Group USA Holdings LLC Term Loan 1st Lien
7.000%, 02/28/2019 (a)	225,509	225,509
7.000%, 02/28/2019 (a)	298,931	298,931
Arcapita Bank BSC Term Loan
0.000%, 02/15/2015 (a) (h)	5,671,000	3,303,358
Archroma Term Loan B 1st Lien
9.500%, 09/30/2018 (a)	1,762,241	1,782,066
Aricent Tech Term Loan 1st Lien
5.500%, 04/14/2021 (a)	805,000	814,056
Aricent Tech Term Loan 2nd Lien
9.500%, 04/14/2022 (a)	957,000	957,000
Arizona Chemical USA, Inc. Term Loan 1st Lien
4.500%, 06/10/2021 (a)	760,000	766,490
Arizona Chemical USA, Inc. Term Loan 2nd Lien
8.750%, 06/20/2022 (a)	750,000	760,545
Ascend Learning LLC Term Loan
6.000%, 05/23/2017 (a)	1,553,195	1,569,705
Ascend Learning LLC Term Loan 2nd Lien
9.500%, 11/30/2020 (a)	905,000	905,000
Ascensus, Inc. Term Loan 2nd Lien
9.000%, 12/02/2020 (a)	718,000	730,565
Asurion LLC Term Loan 2nd Lien
8.500%, 03/03/2021 (a)	1,840,000	1,907,160
Autogb Term Loan B 1st Lien
5.000%, 10/15/2017 (a)	2,415,000	2,693,868
Bennu Oil & Gas LLC Term Loan 2nd Lien
8.750%, 11/01/2018 (a)	2,331,929	2,359,142
Bob’s Discount Furniture Term Loan 1st Lien
5.250%, 02/12/2021 (a)	1,095,000	1,067,625
Bob’s Discount Furniture Term Loan 2nd Lien
9.000%, 02/07/2022 (a)	1,510,000	1,415,625
Bowie Resources LLC Term Loan 2nd Lien
11.750%, 08/16/2021 (a)	227,000	231,540
Brickman Group Holdings, Inc. Term Loan 2nd Lien
7.500%, 12/17/2021 (a)	1,929,000	1,959,535
Caesar’s Entertainment Operating Co., Inc. Term Loan B 1st Lien
9.750%, 01/28/2018 (a)	4,986,000	4,915,198
Caesar’s Entertainment Operating Co., Inc. Term Loan B-4
9.500%, 10/31/2016 (a)	1,506,760	1,510,903
Caesar’s Entertainment Operating Co., Inc. Term Loan B-5
4.400%, 01/29/2018 (a)	2,300,000	2,122,394
Caesar’s Entertainment Operating Co., Inc. Term Loan B-6
5.400%, 01/29/2018 (a)	2,669,801	2,489,937
Caesar’s Entertainment Resort Properties LLC Term Loan1st Lien
7.000%, 10/11/2020 (a)	797,474	801,796
Caesar’s Growth Properties Holdings LLC Term Loan 1st Lien
6.250%, 05/10/2021 (a)	2,485,000	2,483,459
Caesar’s Growth Properties Holdings LLC Term Loan B
7.000%, 05/05/2015 (a)	1,709,000	1,713,273

Carestream Health, Inc. Term Loan 2nd Lien
9.500%, 12/04/2019 (a)	478,540	488,111
CBAC Borrower LLC Term Loan B
8.250%, 07/02/2020 (a)	161,000	166,635
Cengage Learning Acquisitions, Inc. Term Loan 1st Lien
7.000%, 03/31/2020 (a)	2,009,963	2,031,329
Centaur Gaming LLC Term Loan 2nd Lien
8.750%, 02/20/2020 (a)	669,000	679,035
CEVA Group PLC Term Loan 1st Lien
1.000%, 03/19/2021 (a)	270,936	265,517
CEVA Logistics Canadian Term Loan 1st Lien
6.500%, 03/19/2021 (a)	49,138	48,155
CEVA Logistics Dutch Term Loan 1st Lien
6.500%, 03/19/2021 (a)	285,000	279,300
CEVA Logistics US Holdings, Inc.Term Loan 1st Lien
6.500%, 03/19/2021 (a)	393,103	385,241
Collective Brands, Inc. Term Loan 2nd Lien
8.500%, 03/11/2022 (a)	1,036,000	1,036,000
Connacher Oil & Gas Ltd. Term Loan 2nd Lien
7.000%, 05/21/2018 (a)	1,000,000	932,477
Connolly LLC Term Loan
5.000%, 05/14/2021 (a)	1,634,000	1,651,566
ConvergeOne Holdings Corp. Term Loan 1st Lien
6.000%, 06/16/2020 (a)	1,267,000	1,262,781
Del Monte Foods, Inc. Term Loan 2nd Lien
8.250%, 08/18/2021 (a)	1,863,000	1,825,740
Dell International LLC Term Loan B 1st Lien
4.500%, 04/29/2020 (a)	1,990,000	1,999,055
Deluxe Entertainment Services Group, Inc. Term Loan
6.500%, 02/28/2020 (a)	367,688	366,309
Diamond Resorts Corp. Term Loan
5.500%, 05/09/2021 (a)	594,000	597,713
Direct ChassisLink, Inc. Term Loan 2nd Lien
8.250%, 11/12/2019 (a)(c)	829,033	833,759
Distribution International, Inc. Term Loan
7.500%, 07/16/2019 (a)	491,040	491,040
Eastman Kodak Co. Term Loan
7.250%, 09/03/2019 (a)	2,817,540	2,856,281
Easton Bell Sports, Inc. Term Loan 1st Lien
6.500%, 04/15/2021 (a)	1,778,000	1,791,335
Easton Bell Sports, Inc. Term Loan 2nd Lien
10.250%, 04/14/2022 (a)	1,725,000	1,733,625
Electrical Components International, Inc. Term Loan
5.750%, 05/28/2021 (a)	1,133,000	1,148,579
Encompass Digital Media, Inc. Term Loan 2nd Lien
10.000%, 06/06/2022 (a)	1,759,000	1,789,782
Endeavour International Holding BV Term Loan
8.250%, 11/30/2017 (a)	995,711	975,797
Environmental Resources Management, Inc. Term Loan 1st Lien
5.000%, 05/16/2021 (a)	1,166,000	1,156,532
ESH Hospitality, Inc. Term Loan 1st Lien
5.000%, 06/24/2019 (a)	501,000	504,968
Euramax International, Inc. Term Loan
12.250%, 09/30/2016 (a)	1,559,000	1,403,100
Extreme Reach, Inc. Term Loan
6.750%, 02/07/2020 (a)	619,448	626,416
Extreme Reach, Inc. Term Loan 2nd Lien
10.500%, 01/22/2021 (a)	1,737,000	1,767,398
Fairpoint Communications, Inc. Term Loan B

7.500%, 02/14/2019 (a)	2,321,375	2,401,184
Floatel International, Inc. Term Loan B
6.000%, 05/22/2020 (a)	610,000	613,434
Gates Global LLC Term Loan
4.000%, 06/11/2021 (a)	831,000	828,017
Genesis Healthcare Corp. Term Loan
10.001%, 12/04/2017 (a)	590,245	600,575
Global Tel Link Corp. Term Loan 2nd Lien
9.000%, 11/23/2020 (a)	2,714,000	2,693,645
Go Daddy Operating Co. LLC Term Loan
4.750%, 05/13/2021 (a)	553,000	549,715
Graton Economic Development Authority Term Loan
9.000%, 08/22/2018 (a)	816,669	845,930
Grede Holdings LLC Term Loan B
4.750%, 06/02/2021 (a)	800,551	803,553
Gymboree Corp. Term Loan
5.000%, 02/23/2018 (a)	1,500,000	1,282,500
Healogics Term Loan
5.250%, 06/11/2021 (a)	687,000	680,130
Healogics Term Loan 2nd Lien
9.000%, 06/30/2022 (a)	1,500,000	1,485,000
Hemisphere Media Group, Inc. Term Loan
6.250%, 07/30/2020 (a)	311,850	315,748
Houghton International, Inc. Term Loan 2nd Lien
9.500%, 12/20/2020 (a)	428,000	437,365
Husky International Ltd.Term Loan 2nd Lien
0.000%, 06/26/2022 (a)	343,000	344,286
IMG Worldwide, Inc. Term Loan 1st Lien
5.250%, 05/06/2021 (a)	2,794,000	2,810,763
IMG Worldwide, Inc. Term Loan 2nd Lien
8.250%, 05/06/2022 (a)	1,510,000	1,534,538
Indiana Toll Road Concession Co. LLC Term Loan
0.950%, 06/26/2015 (a) (h)	36,000	26,850
0.950%, 06/26/2015 (a) (h)	124,168	92,608
0.950%, 06/29/2015 (a) (h)	3,150,811	2,349,969
International Lease Finance Corp. Term Loan B
3.500%, 03/06/2021 (a)	500,000	499,375
Internet Brands, Inc. Term Loan
5.250%, 06/02/2021 (a)	88,392	88,134
0.000%, 06/25/2021 (a)	9,608	9,580
J.C. Penney Co., Inc Term Loan 1st Lien
5.000%, 06/19/2019 (a)	1,000,000	1,002,500
Jacob’s Entertainment, Inc. Term Loan 2nd Lien
13.000%, 10/29/2019 (a)	389,000	392,890
Landmark Aviation Term Loan 2nd Lien
8.250%, 10/26/2020 (a)	220,000	221,100
Learfield Communications, Inc. Term Loan
8.750%, 10/08/2021 (a)	464,000	472,120
Long Term Care Group Holdings Corp. Term Loan B
6.000%, 06/06/2020 (a)	941,000	950,410
Marine Acquisition Corp. Term Loan B
5.250%, 01/30/2021 (a)	1,353,488	1,365,331
Mashantucket Pequot Term Loan B
9.375%, 06/30/2020 (a)	498,352	481,323
Mergermarket Ltd. Term Loan 1st Lien
4.500%, 02/04/2021 (a)	481,288	473,467
Mergermarket Ltd. Term Loan 2nd Lien
7.500%, 02/04/2022 (a)	495,000	490,981
Millennium Labs LLC Term Loan

5.250%, 04/16/2021 (a)	499,000	503,576
Mohegan Tribal Gaming Authority Term Loan B 1st Lien
5.500%, 11/19/2019 (a)	1,112,385	1,129,538
National Vision, Inc. Term Loan 2nd Lien
6.750%, 03/11/2022 (a)	410,230	408,692
NEP Supershooters LP Term Loan 2nd Lien
9.500%, 07/22/2020 (a)	401,143	412,174
NewPage Corp. Term Loan
9.500%, 02/11/2021 (a)	1,724,000	1,726,155
Nextgen Networks Property Ltd. Term Loan 1st Lien
5.000%, 05/31/2021 (a)	1,723,000	1,718,693
Novell, Inc. Term Loan 2nd Lien
11.000%, 11/21/2018 (a)	781,975	789,795
Ntelos, Inc. Term Loan B
4.915%, 11/09/2019 (a)	1,000,000	999,170
NXT Capital LLC Term Loan B
6.250%, 09/04/2018 (a)	719,563	723,160
Oasis Holdings Term Loan
0.000%, 10/04/2020 (a)	6,985,000	4,784,724
Overseas Shipholding Group, Inc. Term Loan
0.000%, 12/20/2014 (a)	1,829,000	1,905,287
P2 Lower Acquisition LLC Term Loan
5.500%, 10/22/2020 (a)	528,000	528,660
P2 Lower Acquisition LLC Term Loan 2nd Lien
9.500%, 10/22/2021 (a)	1,903,000	1,903,000
Patriot Coal Corp. Term Loan 1st Lien
10.250%, 12/18/2018 (a)	995,000	980,901
Peak 10, Inc. Term Loan 2nd Lien
8.250%, 06/17/2022 (a)	671,000	669,879
Pelican Products, Inc. Term Loan 2nd Lien
9.250%, 04/09/2021 (a)	801,000	809,010
Pertus Sechzehnte Term Loan 2nd Lien
8.250%, 06/27/2022 (a)	1,750,000	1,732,500
PHS Holdings Ltd. Term Loan B 1st Lien
3.500%, 08/02/2015 (a)	459,000	345,017
PHS Holdings Ltd. Term Loan C 1st Lien
4.000%, 07/04/2016 (a)	459,000	347,312
Pinnacle Entertainment, Inc. Term Loan B-2 1st Lien
3.750%, 08/13/2020 (a)	426,149	426,857
Polymer Group, Inc. Bridge Loan
7.000%, 02/01/2019 (a)(c)	500,000	500,000
Presidio, Inc. Term Loan B 1st Lien
5.000%, 03/31/2017 (a)	2,191,431	2,199,649
PSC Industrial Services, Inc. Term Loan B
0.000%, 05/15/2020 (a)	1,640,000	1,631,800
RCS Capital Corp. 2nd Lien
10.500%, 04/29/2021 (a)	682,000	699,050
Renaissance Learning, Inc. Term Loan 2nd Lien
8.000%, 04/11/2022 (a)	510,000	507,450
RentPath, Inc. Term Loan
6.250%, 05/29/2020 (a)	647,460	650,697
Serena Software, Inc. Term Loan 1st Lien
7.500%, 04/14/2020 (a)	447,850	451,208
Shearer’s Foods LLC Term Loan 2nd Lien
7.750%, 06/17/2022 (a)	2,210,000	2,226,575
SI Organization, Inc. Term Loan 1st Lien
5.750%, 11/23/2019 (a)	399,782	400,533
SI Organization, Inc. Term Loan 2nd Lien
9.000%, 05/23/2020 (a)	636,000	636,401

Signode Indsutrial Group US, Inc. Term Loan 1st Lien
4.000%, 04/30/2021 (a)	577,600	575,613
Sorenson Communications, Inc. Term Loan 1st Lien
0.000%, 04/30/2020 (a)	500,000	510,940
Stallion Oilfield Services Ltd. Term Loan
8.000%, 06/19/2018 (a)	774,636	785,288
StoneRiver Holdings, Inc. Term Loan 2nd Lien
8.500%, 05/29/2020 (a)	476,690	477,286
Sun Products Corp. Term Loan B
5.500%, 03/23/2020 (a)	1,500,000	1,469,070
Systems Maintenance Services, Inc. Term Loan 2nd Lien
9.250%, 10/16/2020 (a)	493,000	488,070
TCH-2 Holdings LLC Term Loan 1st Lien
5.500%, 05/12/2021 (a)	557,000	557,000
Tech Finance & Co. S.C.A. Term Loan B 1st Lien
7.250%, 07/10/2020 (a)	714,000	721,590
Telx Group, Inc. Term Loan 2nd Lien
7.500%, 04/09/2021 (a)	604,000	604,000
Telx Group, Inc. Term Loan B 1st Lien
4.500%, 04/09/2020 (a)	1,389,000	1,389,000
TGI Friday’s, Inc. Term Loan 2nd Lien
9.250%, 06/24/2021 (a)	645,000	642,581
Therakos, Inc. Term Loan
7.500%, 12/27/2017 (a)	679,864	682,414
Therakos, Inc.Term Loan 2nd Lien
11.250%, 06/27/2018 (a)	925,000	945,812
TMS International Corp.Term Loan B
4.500%, 10/16/2020 (a)	687,545	690,556
Trinet Group, Inc. Term Loan B 1st Lien
5.000%, 08/20/2020 (a)	840,648	838,546
Twin River Management Group, Inc. Term Loan 1st Lien
0.000%, 04/10/2021 (a)	616,000	615,230
TX Competitive Electric Holdings Co. LLC Term Loan
4.651%, 10/10/2017 (a) (h)	1,135,000	927,386
US LBM Holdings LLC Term Loan
7.250%, 05/02/2020 (a)	1,628,918	1,612,628
Vestcom International, Inc. Term Loan B
5.503%, 12/26/2018 (a)	285,740	285,860
Winebow Term Loan 2nd Lien
8.500%, 06/25/2021 (a)	260,000	259,350
YRC Worldwide, Inc. Term Loan 1st Lien
8.000%, 02/13/2019 (a)	2,493,747	2,536,340
Zebra Technologies Corp. Term Loan
0.000%, 05/15/2021 (a)	14,500,000	14,463,750
TOTAL BANK LOANS (Cost $173,784,194)		$176,272,083

EXCHANGE TRADED FUNDS - 0.1%	Shares
SPDR Gold Shares (b)	5,068	648,907
TOTAL EXCHANGE TRADED FUNDS (Cost $731,205)		$648,907

CLOSED-END FUNDS - 0.6%
Prudential Global Short Duration High Yield Fund, Inc.	285,610	5,155,261
TOTAL CLOSED-END FUNDS (Cost $4,975,524)		$5,155,261

OTHER SECURITIES - 0.1%
SlavInvestBank Loan Participation Notes
9.875%, 12/31/2012 (b)(c)(h)	45,000	0
Tport (b)	728,380	1,216,395
Tribune Litigation Interest (b)(c)	13,789	0

TOTAL OTHER SECURITIES (Cost $1,318,886)		$1,216,395

WARRANTS - 0.0%
RA Holding Corp.
Expiration December 2049 (b)(c)	3,800	0
TOTAL WARRANTS (Cost $0)		$0

PURCHASED OPTIONS (b) - 0.1%	Contracts
Put Options - 0.1%
iShares Russell 2000 ETF
Expiration August 2014, Exercise Price: $112.00	3,600	327,600
Expiration September 2014, Exercise Price: $106.00	1,092	104,832
Weight Watchers International, Inc.
Expiration July 2014, Exercise Price: $27.50	166	122,010
Expiration October 2014, Exercise Price: $20.00	333	65,268
Expiration January 2015, Exercise Price: $15.00	188	17,390
Total Put Options		637,100
Payer Swaptions - 0.0%
Markit ITRX Crossover
Expiration July 2016, Exercise Price: $300.00		12,050
Expiration August 2016, Exercise Price: $275.00		171,149
Total Payer Swaptions		183,199
TOTAL PURCHASED OPTIONS (Cost $1,554,426)		$820,299

MONEY MARKET FUNDS - 15.5%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.06% (g)	132,226,347	132,226,347
TOTAL MONEY MARKET FUNDS (Cost $132,226,347)		$132,226,347

Total Investments (Cost $894,531,015) - 107.9%		919,545,312

Liabilities in Excess of Other Assets - (7.9)%		(67,651,259)
TOTAL NET ASSETS - 100.0%		$851,894,053
Percentages are stated as a percent of net assets.

EUR	Euro
GBP	British Pound Sterling
PIK	Payment In-Kind
(a)	Variable Rate Security. The rate shown represents the rate at June 30, 2014.
(b)	Non-income producing.
(c)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). At June 30, 2014, the market value of these securities total $10,345,324 which represents 1.2% of total net assets.
(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2014, the market value of these securities total $3,444,227 which represents 0.4% of total net assets.
(e)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2014, the market value of these securities total $248,040,805 which represents 29.1% of total net assets.
(f)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgages at June 30, 2014.
(g)	Variable Rate Security. The rate shown is the seven day yield as of June 30, 2014.
(h)	Default or other conditions exist and security is not presently accruing income.

(i)	All or a portion of the shares have been committed as collateral for futures.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these Financial Statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Securities Sold Short
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.7%
Automobiles - 0.3%
General Motors Co.	30,982	$1,124,647
Tesla Motors, Inc.	5,600	1,344,336
Total Automobiles		2,468,983

Biotechnology - 0.1%
Acorda Therapeutics, Inc.	18,830	634,759
Consumer Finance - 0.2%
Encore Capital Group, Inc.	16,960	770,323
Ezcorp, Inc.	61,858	714,460
Total Consumer Finance		1,484,783

Diversified Consumer Services - 0.2%
Ascent Capital Group, Inc.	19,270	1,272,013
Electrical Equipment - 0.1%
General Cable Corp.	23,650	606,859
Energy Equipment & Services - 0.1%
SEACOR Holdings, Inc.	11,860	975,485
Health Care Equipment & Supplies - 0.1%
Wright Medical Group, Inc.	27,330	858,162
Internet & Catalog Retail - 0.1%
Ctrip.com International Ltd. - ADR	18,250	1,168,730
Internet Software & Services - 0.8%
Blucora, Inc.	48,100	907,647
Equinix, Inc.	23,600	4,958,124
j2 Global, Inc.	17,300	879,878
Total Internet Software & Services		6,745,649

Life Sciences Tools & Services - 0.0%
Illumina, Inc.	2,000	357,080
Machinery - 0.2%
Altra Industrial Motion Corp.	44,300	1,612,077
Media - 0.3%
Dex Media, Inc.	240,475	2,678,892
Metals & Mining - 0.1%
AK Steel Holding Corp.	68,374	544,257
Multiline Retail - 0.2%
J.C. Penney Co., Inc.	202,832	1,835,630
Oil, Gas & Consumable Fuels - 0.1%
Cobalt International Energy, Inc.	7,030	129,000
Emerald Oil, Inc.	37,600	287,640
Total Oil, Gas & Consumable Fuels		416,640

Semiconductors & Semiconductor Equipment - 0.3%
SunEdison, Inc.	127,080	2,872,008

Technology Hardware, Storage & Peripherals - 0.4%
SanDisk Corp.	35,000	3,655,050
Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc.	28,280	1,214,343
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc.	141,398	77,769
TOTAL COMMON STOCKS (Proceeds $28,140,445)		$31,479,169

	Principal
	Amount
CORPORATE BONDS - 2.6%
Building Products - 0.1%
Ply Gem Industries, Inc.
6.500%, 02/01/2022	$1,000,000	967,500
Chemicals - 0.2%
Ashland, Inc.
4.750%, 08/15/2022	1,500,000	1,507,500
Construction Materials - 0.1%
Cemex SAB de CV
5.875%, 03/25/2019	1,000,000	1,045,000
Diversified Consumer Services - 0.1%
Algeco Scotsman Global Finance PLC
10.750%, 10/15/2019	500,000	515,000
Food & Staples Retailing - 0.1%
Safeway, Inc.
7.250%, 02/01/2031	1,000,000	1,043,269
Health Care Providers & Services - 0.0%
21st Century Oncology, Inc.
9.875%, 04/15/2017	250,000	230,000
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.
9.000%, 07/01/2020	1,000,000	1,102,500
Caesar’s Entertainment Operating Co., Inc.
10.000%, 12/15/2018	2,721,000	1,042,483
MGM Resorts International
6.750%, 10/01/2020	1,500,000	1,674,375
Total Hotels, Restaurants & Leisure		3,819,358

Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.
7.875%, 07/31/2020	1,000,000	1,085,000
Internet Software & Services - 0.1%
iPayment, Inc.
10.250%, 05/15/2018	724,000	651,600
Machinery - 0.1%
BlueLine Rental Finance Corp.
7.000%, 02/01/2019	1,000,000	1,067,500
Media - 0.4%
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	113,000	119,074
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 04/01/2021	1,000,000	1,147,500

The McClatchy Co.
9.000%, 12/15/2022	1,500,000	1,711,875
Total Media		2,978,449

Metals & Mining - 0.2%
AK Steel Corp.
7.625%, 05/15/2020	1,250,000	1,287,500
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	357,000	308,985
Total Metals & Mining		1,596,485

Multiline Retail - 0.1%
Claire’s Stores, Inc.
8.875%, 03/15/2019	1,250,000	1,087,500
Oil, Gas & Consumable Fuels - 0.2%
Connacher Oil and Gas Ltd.
8.500%, 08/01/2019	430,000	342,925
James River Coal Co.
7.875%, 04/01/2019	126,300	15,472
Peabody Energy Corp.
6.250%, 11/15/2021	1,000,000	996,250
Total Oil, Gas & Consumable Fuels		1,354,647

Specialty Retail - 0.2%
Best Buy Co., Inc.
5.500%, 03/15/2021	588,000	602,700
Guitar Center, Inc.
9.625%, 04/15/2020	400,000	381,000
Gymboree Corp.
9.125%, 12/01/2018	900,000	600,750
rue21, inc.
9.000%, 10/15/2021	450,000	326,250
Total Specialty Retail		1,910,700

Wireless Telecommunication Services - 0.2%
NII Capital Corp.
10.000%, 08/15/2016	1,047,000	324,570
Sprint Communications, Inc.
6.000%, 11/15/2022	1,310,000	1,336,200
Total Wireless Telecommunication Services		1,660,770

TOTAL CORPORATE BONDS (Proceeds $22,901,724)		$22,520,278

EXCHANGE TRADED FUNDS - 0.6%	Shares
iShares iBoxx $ High Yield Corporate Bond ETF	1,068	101,673
iShares iBoxx Investment Grade Corporate Bond ETF	16,500	1,967,790
SPDR S&P 500 ETF Trust	11,635	2,277,202
SPDR S&P Retail ETF	4,000	347,200
TOTAL EXCHANGE TRADED FUNDS (Proceeds $4,090,980)		$4,693,865

	Principal
US GOVERNMENT NOTES/BONDS - 1.2%	Amount
United States Treasury Notes

2.250%, 03/31/2021	$10,000,000	10,107,810
TOTAL US GOVERNMENT NOTE/BOND (Proceeds $10,021,880)		$10,107,810

Total Securities Sold Short (Proceeds $65,155,029) - 8.1%		$68,801,122

Underlying Funds Trust
Relative Value - Long/Short Debt
Options Written
June 30, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS
iShares Russell 2000 ETF
Expiration: July 2014, Exercise Price: $118.00	400	$39,200
SPDR S&P 500 ETF Trust
Expiration: July 2014, Exercise Price: $196.00	500	30,000
Total Call Options		69,200

PUT OPTIONS
iShares Russell 2000 ETF
Expiration: September 2014, Exercise Price: $90.00	1,092	16,380
Weight Watchers International, Inc.
Expiration: October 2014, Exercise Price: $15.00	333	13,320
Total Put Options		29,700

Total Options Written (Premiums received $297,815)		$98,900

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
June 30, 2014 (Unaudited)

	Expiration		Underlying Notional	Unrealized
	Month	Contracts	Amount at Fair Value	Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
US 2YR NOTE	September 2014	5	$1,097,969	$(638)
TOTAL FUTURES CONTRACTS PURCHASED				$(638)
SHORT FUTURES CONTRACTS
US 10YR NOTE	September 2014	134	$16,773,031	$(20,593)
US 5YR NOTE	September 2014	108	12,901,781	6,738
US LONG BOND	September 2014	19	2,606,563	(10,586)
US ULTRA BOND	September 2014	52	7,796,750	(54,005)
USD IRS 10YR PRIME	September 2014	349	36,650,453	(438,357)
USA IRS 5YR PRIME	September 2014	292	29,806,813	(130,762)
TOTAL SHORT FUTURES CONTRACTS				$(647,565)

TOTAL FUTURES CONTRACTS				$(648,203)

The accompanying notes are an integral part of these Financial Statements.

Underlying Funds Trust Relative Value - Long/Short Debt Swap Contracts June 30, 2014 (Unaudited)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate		Termination Date	Notional Value	Moody’s Rating of Reference Entity	Maximum Potential Future Payment (Receipt)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas S.A.	Alcoa, Inc.	Buy	(1.00%	)	3/20/2019	$6,000,000	Ba1	$(6,000,000)	$199,531	$(142,852)
BNP Paribas S.A.	Expedia, Inc.	Buy	(1.00%	)	3/20/2018	3,500,000	Ba1	(3,500,000)	84,334	(120,133)
BNP Paribas S.A.	International Paper Co.	Buy	(1.00%	)	9/20/2018	4,000,000	Baa2	(4,000,000)	(13,097)	(73,354)
BNP Paribas S.A.	Markit CDX.NA.HY.21.10 (a)	Buy	(5.00%	)	12/20/2018	4,950,000	B1	(4,950,000)	(366,321)	(86,969)
BNP Paribas S.A.	Markit CDX.NA.HY.22.10 (a)	Buy	(5.00%	)	6/20/2019	55,440,000	B1	(55,440,000)	(4,355,136)	(466,392)
BNP Paribas S.A.	Markit CMBX.NA.BB.6 (b)	Buy	(5.00%	)	5/11/2063	5,000,000	Ba2	(5,000,000)	44,630	(168,655)
BNP Paribas S.A.	Nucor Corp.	Buy	(1.00%	)	3/20/2019	5,000,000	Baa1	(5,000,000)	(100,081)	(25,954)
BNP Paribas S.A.	Stanley Black & Decker, Inc.	Buy	(1.00%	)	12/20/2018	5,000,000	Baa1	(5,000,000)	(75,259)	(28,973)
Credit Suisse	Best Buy, Inc.	Buy	(5.00%	)	6/20/2019	3,000,000	Baa2	(3,000,000)	(217,073)	(137,019)
Credit Suisse	Darden Restaurants, Inc.	Buy	(5.00%	)	6/20/2019	5,000,000	Baa3	(5,000,000)	126,376	5,283
Credit Suisse	Gannett Co., Inc.	Buy	(5.00%	)	6/20/2019	5,000,000	Ba1	(5,000,000)	(712,142)	(49,375)
Credit Suisse	J.C. Penney Company, Inc.	Buy	(5.00%	)	9/20/2014	1,000,000	Caa2	(1,000,000)	18,184	(23,529)
Credit Suisse	Radioshack Corp.	Buy	(5.00%	)	9/20/2016	1,000,000	Caa2	(1,000,000)	140,606	457,354
Credit Suisse	Radioshack Corp.	Buy	(5.00%	)	9/20/2015	1,000,000	Caa2	(1,000,000)	107,538	420,658
Credit Suisse	Staples, Inc.	Buy	(1.00%	)	6/20/2019	5,000,000	Baa2	(5,000,000)	347,127	(70,022)
Credit Suisse	The Walt Disney Co.	Buy	(1.00%	)	9/20/2018	5,000,000	A2	(5,000,000)	(144,068)	(37,461)
Credit Suisse	Xerox Corp.	Buy	(1.00%	)	12/20/2017	1,000,000	Baa2	(1,000,000)	52,485	(68,830)
Goldman Sachs & Co.	Capital One Financial Corp.	Buy	(1.00%	)	12/20/2016	2,000,000	A3	(2,000,000)	9,293	(50,510)
Goldman Sachs & Co.	H&R Block, Inc.	Buy	(5.00%	)	6/20/2018	2,000,000	Baa2	(2,000,000)	(250,625)	(53,691)
Goldman Sachs & Co.	Kimco Realty Corp.	Buy	(1.00%	)	6/20/2016	2,250,000	Baa1	(2,250,000)	13,224	(48,059)
Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	(1.00%	)	6/20/2017	2,000,000	Baa3	(2,000,000)	41,052	(77,449)
Goldman Sachs & Co.	YUM! Brands, Inc.	Buy	(1.00%	)	3/20/2018	3,000,000	Baa3	(3,000,000)	(31,233)	(51,162)

Total Credit Default Swap Buy Contracts										(897,094)

CREDIT DEFAULT SWAP SELL CONTRACTS

BNP Paribas S.A.	J.C. Penney Company, Inc.	Sell	5.00%		6/20/2018	1,000,000	Caa2	1,000,000	(75,683)	7,700
Credit Suisse	Caesar’s Entertainment Corp.	Sell	5.00%		9/20/2015	2,000,000	Caa3	2,000,000	(134,227)	(505,555)
Credit Suisse	Markit CMBX.NA.AAA.4.11 (c)	Sell	0.35%		2/17/2051	977,811	Aaa	977,811	(51,923)	45,480
Credit Suisse	Markit CMBX.NA.AAA.4.12 (c)	Sell	0.35%		2/17/2051	7,822,487	Aaa	7,822,487	(281,849)	230,306
Credit Suisse	MGM Holdings, Inc.	Sell	5.00%		6/20/2018	1,500,000	B3	1,500,000	24,573	167,458
Goldman Sachs & Co.	Markit CMBX.NA.AAA.4.18 (c)	Sell	0.35%		2/17/2051	977,811	Aaa	977,811	(121,511)	115,067
Goldman Sachs & Co.	Markit CMBX.NA.AAA.4.19 (c)	Sell	0.35%		2/17/2051	1,466,716	Aaa	1,466,716	(94,994)	85,329

Total Credit Default Swap Sell Contracts										145,785

Total Credit Default Swap Contracts										$(751,309)

INTEREST RATE SWAP CONTRACTS
	Pay/Receive	Floating		Termination	Notional	Appreciation/
Counterparty	Floating Rate	Rate Index	Fixed Rate	Date	Value	(Depreciation)

BNP Paribas S.A.	Receive	3-Month USD-LIBOR	1.823%	3/26/2019	$10,000,000	$(95,293)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	1.623%	5/29/2019	$10,000,000	21,035

Total Interest Rate Swap Contracts						$(74,258)

(a) Markit CDX North American High Yield Index
(b) Markit CMBX North American BB Rated Index Tranche
(c) Markit CMBX North American AAA Rated Index Tranche

The accompanying notes are an integral part of these Financial Statements.

Underlying Funds Trust Relative Value - Long/Short Debt Forward Contracts June 30, 2014 (Unaudited)
								Unrealized
		Currency		U.S. $ Value	Currency		U.S. $ Value	Appreciation
Settlement Date	Counterparty	to be Delivered		June 30, 2014	to be Received		June 30, 2014	(Depreciation)
7/30/2014	Goldman Sachs & Co.	25,525,759	Euros	$34,956,498	34,696,580	U.S. Dollars	$34,696,580	$(259,918)
7/30/2014	Goldman Sachs & Co.	10,592,035	U.S. Dollars	10,592,035	7,808,942	Euros	10,694,031	101,996
7/30/2014	Goldman Sachs & Co.	3,255,112	British Pounds	5,569,387	5,441,613	U.S. Dollars	5,441,613	(127,774)
7/30/2014	Goldman Sachs & Co.	30,144,121	Swedish Krona	4,509,784	4,475,115	U.S. Dollars	4,475,115	(34,669)
				$55,627,704			$55,307,339	$(320,365)

The accompanying notes are an integral part of these Financial Statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$820,299

			Written option
Written Options			contracts, at value	$98,900
Total Equity Contracts		$820,299		$98,900
Interest Rate Contracts:
	Unrealized		Unrealized
	appreciation on		depreciation on
Futures contracts	futures contracts *	$6,738	futures contracts *	$654,941
	Unrealized gain on		Unrealized loss on
Swap Contracts	swap contracts **	-	swap contracts **	74,258
Foreign Exchange Contracts:
	Cumulative		Cumulative
	appreciation on		depreciation on
Forward Contracts	forward contracts ***	101,996	forward contracts ***	422,361
Credit Contracts:

			Swap payments
	Swap payments paid		received &
	& unrealized gain on		unrealized loss on
Swap Contracts	swap contracts ****	2,743,588	swap contracts ****	9,311,166
Total Derivatives		$3,672,621		$10,561,626

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Cumulative net appreciation/depreciation is presented on the Statement of Assets and Liabilities.
** Includes cumulative appreciation/depreciation on interest rate swap contracts as reported in the Swap Contracts schedule.
***  Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
**** Includes both the unrealized gain/loss and the upfront payments paid or received on credit default swap contracts. As reported in the Swap Contracts schedule.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:

Purchased Options (Included with
Realized Gain (Loss) on Investments)	$(2,815,431)
Written Options	498,454
Total Equity Contracts	$(2,316,977)
Interest Rate Contracts:
Futures contracts	$(2,332,156)
Foreign Exchange Contracts:
Forward contracts	(457,827)
Credit Contracts:
Swap contracts	(3,548,584)

Total Realized Loss on Derivatives	$(8,655,544)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:

Purchased Options (Included with
Unrealized Appreciation (Depreciation)
on Investments in Unaffiliated Issuers)	$(239,707)
Written Options	2,332
Total Equity Contracts	$(237,375)
Interest Rate Contracts:
Futures contracts	$(1,523,104)
Swap contracts	(74,258)
Foreign Exchange Contracts:
Forward contracts	(10,576)
Credit Contracts:
Swap contracts	2,022,879
Total Change in Unrealized
Appreciation (Depreciation) on
Derivatives	$177,566

The average quarterly market value of purchased and written options during the trailing four quarters ended June 30, 2014 were as follows:

Purchased options	$536,329
Written options	$75,440

The average quarterly notional amount of futures contracts during the trailing four quarters ended June 30, 2014 were as follows:

Long Futures Contracts
Interest Rate Contracts	$1,099,043

Short Futures Contracts
Interest Rate Contracts	$36,550,234

The average quarterly notional amount of swaps and forward contracts during the trailing four quarters ended June 30, 2014 were as follows:

Swaps	$122,758,320
Forward Contracts	$82,750,257

The accompanying notes are an integral part of these Financial Statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (Unaudited):

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$25,239,337 (1)	$3,058,440 (2)	$6,105,451	(3)	$34,403,228
Convertible Preferred Stocks	-	2,890,675	-		2,890,675
Preferred Stocks	6,464,309	72,000	125,815		6,662,124
Asset Backed Securities	-	16,023,671	1,862,241		17,885,912
Mortgage Backed Securities	-	96,278,898	918,058		97,196,956
Convertible Bonds	-	47,239,157	-		47,239,157
Corporate Bonds	-	388,504,656	-		388,504,656
Foreign Government Agency Issues	-	1,868,750	-		1,868,750
Foreign Government Notes/Bonds	-	1,305,755	-		1,305,755
Foreign Municipal Bonds	-	2,540,598	-		2,540,598
U.S. Government Notes/Bonds	-	218,523	-		218,523
U.S. Government Treasury Bills	-	2,489,686	-		2,489,686
Bank Loans	-	174,938,324	1,333,759		176,272,083
Exchange Traded Funds	648,907	-	-		648,907
Closed-End Funds	5,155,261	-	-		5,155,261
Other Securities	1,216,395	-	-		1,216,395
Warrants	-	-	-		-
Purchased Options	619,710	200,589	-		820,299
Money Market Funds	132,226,347	-	-		132,226,347
Total Investments in Long Securities	$171,570,266	$737,629,722	$10,345,324		$919,545,312

Securities Sold Short:
Common Stocks	$31,479,169 (1)	$-	$-		$31,479,169
Corporate Bonds	-	22,520,278	-		22,520,278
Exchange Traded Funds	4,693,865	-	-		4,693,865
Foreign Government Notes/Bonds	-	10,107,810	-		10,107,810
Total Securities Sold Short	$36,173,034	$32,628,088	$-		$68,801,122

Written Options	$69,200	$29,700	$-		$98,900

Other Financial Instruments*
Futures Contracts Purchased	$(638)	$-	$-		$(638)
Short Futures Contracts	(647,565)	-	-		(647,565)
Credit Default Swap Buy Contracts	-	(897,094)	-		(897,094)
Credit Default Swap Sell Contracts	-	145,785	-		145,785
Interest Rate Swap Contracts	-	(74,258)	-		(74,258)
Forward Contracts	(320,365)	-	-		(320,365)
Total Other Financial Instruments	$(968,568)	$(825,567)	$-		$(1,794,135)

(1) Please refer to the Schedule of Investments for additional information regarding the composition of the common stocks in Level 1.
(2) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Banks	$2,802,240
Industrial Conglomerates	256,200
$3,058,440

(3) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Banks	$-
Building Products	-
Diversified Consumer Services	3,794,915
Transportation Infrastructure	2,310,536
$6,105,451

* Includes cumulative appreciation (depreciation) on Other Financial Instruments as reported in their respective Schedules.

There were no transfers into or out of Level 1 during the period.
Below are the transfers into or out of Levels 1 and 2 during the six months ended June 30, 2014:

Transfers into Level 2	$5,306,098
Transfers out of Level 2	-
Net Transfers in and/(out) of Level 2	$5,306,098

A transfer was made into Level 2 from Level 3 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities, at value
Balance as of December 31, 2013	$17,213,782
Accrued discounts/premiums	715
Realized gain (loss)	114,971
Change in unrealized depreciation	(139,206)
Purchases	7,718,795
(Sales)	(9,323,801)
Transfer in/(out) of Level 3	(5,239,932)
Balance as of June 30, 2014	$10,345,324

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at June 30, 2014	$(417,301)

A transfer was made into Level 2 from Level 3 due to an increase in market activity.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these Financial Statements.

	Fair Value at		Unobservable		Weighted	Impact to Valuation from an
Type of Security	6/30/2014	Valuation Techniques	Input	Range	Average	Increase in Input
Common Stocks	$2,310,536	Market comparable	EBITDA multiple
		companies		5.83x	5.83x	Increase
			Revenue multiple	0.62x	0.62x	Increase
			Discount for lack of
			marketability	25%	25%	Decrease

	3,794,915	Consensus pricing	Third party &
			broker quoted
			inputs	N/A	N/A	Increase

Preferred Stocks	125,815	Valuation based on	Private company
		financial information	financial
		from company	information	N/A	N/A	Increase
			Discount for lack of
			marketability
				75%	75%	Decrease

Asset Backed Securities	1,862,241	Consensus pricing	Third party &
			broker quoted
			inputs	N/A	N/A	Increase

Mortgage Backed	918,058	Consensus pricing	Third party &
Securities			broker quoted
			inputs	N/A	N/A	Increase

Bank Loans	1,333,759	Consensus pricing	Third party &
			broker quoted
			inputs	N/A	N/A	Increase

Other Securities	-	Consensus pricing	Inputs used by third
			party valuation firm
				N/A	N/A	Increase

The significant unobservable inputs used in the fair value measurement of the Fund’s common stock are generally the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which report to the Valuation Committee.  For third-party information, the Adviser monitors and reviews the methodologies of the various pricing services employed by the Trust.  The Advisor develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these Financial Statements.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2014 (Unaudited):

				Gross Amounts not offset in the Statement of
Assets:				Assets and Liabilities

			Net Amounts
		Gross Amounts Offset in the	Presented in the
	Gross Amounts of	Statement Assets and	Statement of Assets	Financial	Collateral Received
	Recognized Assets	Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Description
Futures Contracts	$6,738	$(6,738)	$-	$-	$-	$-
Credit Default Swap Contracts	1,534,635	-	1,534,635	1,534,635	-	-
Interest Rate Swap Contracts	21,035	-	21,035	21,035	-	-
Forward Contracts	101,996	-	101,996	101,996	-	-
	$1,664,404	$(6,738)	$1,657,666	$1,657,666	$-	$-

				Gross Amounts not offset in the Statement of
Liabilities:				Assets and Liabilities

			Net Amounts
	Gross Amounts of	Gross Amounts Offset in the	Presented in the
	Recognized	Statement of Assets and	Statement of Assets	Financial	Collateral Pledged
	Liabilities	Liabilities	and Liabilities	Instruments	(Received)	Net Amount
Description
Written Options	$98,900	$-	$98,900	$-	$98,900	$-
Futures Contracts	654,941	(6,738)	648,203	-	648,203	-
Credit Default Swap Contracts	2,285,944	-	2,285,944	2,285,944	-	-
Interest Rate Swap Contracts	95,293	-	95,293	95,293	-	-
Forward Contracts	422,361	-	422,361	422,361	-	-
	$3,557,439	$(6,738)	$3,550,701	$2,803,598	$747,103	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Schedule of Investments
June 30, 2014 (Unaudited)
(Consolidated)

	Shares	Value
MONEY MARKET FUNDS - 71.5%
Fidelity Institutional Government Portfolio
0.01% (a) (b)	5,300,000	$5,300,000
Fidelity Institutional Money Market Portfolio
0.05% (a) (b)	5,330,570	5,330,570
First American Treasury Obligations Fund
0.00% (a) (b)	5,050,000	5,050,000
First American Government Obligations Fund
0.01% (a) (b)	3,272,852	3,272,852
First American Prime Obligations Fund
0.02% (a) (b)	5,050,000	5,050,000
Invesco Advisers, Inc. STIT - Treasury Portfolio
0.01% (a) (b)	5,198,447	5,198,447
Invesco Advisers, Inc. STIT - Prime Portfolio
0.01% (a) (b)	5,050,000	5,050,000
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.06% (a) (b)	8,591,916	8,591,916
TOTAL MONEY MARKET FUNDS (Cost $42,843,785)		42,843,785

OTHER SHORT-TERM INVESTMENT VEHICLE - 12.7%
Smith Breeden Institutional Short Duration Portfolio (c)	7,500,000	$7,615,865
TOTAL OTHER SHORT-TERM INVESTMENT VEHICLE (Cost $7,500,000)		7,615,865

Total Investments (Cost $50,343,785) - 84.2%		50,459,650

Other Assets in Excess of Liabilities - 15.8%		9,439,733
TOTAL NET ASSETS - 100.0%		$59,899,383

Percentages are stated as a percent of net assets.

(a) Rate shown is the seven day yield as of June 30, 2014.
(b) All or a portion of the shares have been committed as collateral for swaps.
(c) Security fair valued in good faith pursuant to policies adopted by the Portfolio’s Board of Trustees. The market value of these securities total $7,615,865, which represents 12.7% of total net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Underlying Funds Trust
Managed Futures Strategies
Swap Contracts
June 30, 2014 (Unaudited)
(Consolidated)
				Unrealized
		Termination	Notional	Appreciation/
Counterparty	Reference Entity	Date	Value	(Depreciation)

LONG TOTAL RETURN SWAP CONTRACTS

Newedge UK Financial Ltd.	Dominion Managed Futures Index (a)	Indefinite	$15,227,686	$3,933,258

Newedge UK Financial Ltd.	Northfield Managed Futures Index (a)	Indefinite	11,874,116	(2,574,068)

Newedge UK Financial Ltd.	Revolution Managed Futures Index (a)	Indefinite	9,626,059	1,381,971

Total Long Total Return Swap Contracts				$2,741,161

(a) Security fair valued in good faith pursuant to policies adopted by the Portfolio’s Board of Trustees. The cumulative appreciation/depreciation of these securities total $2,741,161, which represents 4.6% of total net assets.

The accompanying notes are an integral part of these Schedules of Investments.

The average quarterly notional amount of swaps during the period ended June 30, 2014 (Unaudited) were as follows:

Swaps	$36,727,858

The accompanying notes are an integral part of these Schedules of Investments.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (Unaudited):

Description	Level 1	Level 2		Level 3	Total
Money Market Funds	$42,843,785	$-		$-	$42,843,785
Other Short-Term Investment Vehicle	-	7,615,865		-	7,615,865
Total Investments in Securities	$42,843,785	$7,615,865		$-	$50,459,650

Long Total Return Swap Contracts	$-	$2,741,161	*	$-	$2,741,161

* Includes cumulative appreciation/depreciation on swaps contracts as reported in the Swap Contracts schedule.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these Schedules of Investments.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2014 (Unaudited):

Assets:				Gross Amounts not offset in the Statement of Assets and Liabilities

			Net Amounts
			Presented in the
	Gross Amounts	Gross Amounts Offset in the	Statement of
	of Recognized	Statement Assets and	Assets and	Financial	Collateral Received
	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Net Amount
Description
Total Return Swap Contracts	$5,315,229	$-	$5,315,229	$5,315,229	$-	$-
	$5,315,229	$-	$5,315,229	$5,315,229	$-	$-

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities

			Net Amounts
			Presented in the
	Gross Amounts	Gross Amounts Offset in the	Statement of
	of Recognized	Statement of Assets and	Assets and	Financial	Collateral Pledged
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Net Amount
Description
Total Return Swap Contracts	$2,574,068	$-	$2,574,068	$2,574,068	$-	$-
	$2,574,068	$-	$2,574,068	$2,574,068	$-	$-

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

					Managed
					Futures
		Long/Short		Relative Value-	Strategies
	Event Driven	Equity	Market Neutral	Long/Short Debt	(Consolidated)
Assets:
Investments, at fair value

(cost $236,915,808, $333,343,941, $106,356,577, $894,531,015, $50,343,785)	$265,246,987	$366,500,710	$113,167,524	$919,545,312	$50,459,650
Foreign currency, at value (cost $0, $7,945,018, $0, $1,770,776, $0)	-	7,948,638	-	1,788,976	-
Cash	7,126,066	14,606,404	8,676,729	7,122,225	-
Receivable for investments sold	5,782,959	18,148,073	502,662	87,817,116	-
Receivable for Fund shares issued	68,923	123,544	50,943	1,000,343	-
Dividends and interest receivable	719,986	202,739	161,222	8,053,839	896
Deposits for short sales	70,775,490	116,912,844	41,678,167	27,293,905	-
Swap payments paid	108,945	-	-	1,208,953	-
Unrealized gain on swap contracts	74,872	847,272	-	1,555,670	5,315,229
Collateral paid on open swap contracts	68,589	-	-	7,404,907	-
Net maintenance margin on total return swaps	-	-	-	-	6,828,987
Receivable for swap interest	3,056	11,093	-	9,962	-
Receivable for forwards	-	-	-	101,996	-
Total Assets	349,975,873	525,301,317	164,237,247	1,062,903,204	62,604,762

Liabilities:
(proceeds $80,343,825, $137,793,063, $44,686,358, $65,155,029, $0)	83,420,151	141,432,340	47,699,768	68,801,122	-
Written option contracts, at fair value
(premiums received $357,478, $0, $0, $297,815, $0)	150,263	-	-	98,900	-
Payable for investments purchased	15,266,064	11,357,551	1,114,503	130,090,298	-
Payable to broker for dividends and interest on securities sold short	317,947	157,463	20,793	545,628	-
Payable to Advisor	407,555	600,326	187,896	1,370,664	100,835
Payable for Fund shares redeemed	102,856	129,523	38,095	79,999	30,476
Unrealized loss on swap contracts	277,968	48,953	-	2,381,237	2,574,068
Swap payments received	88,997	-	-	7,025,222	-
Payable for swap interest	6,111	267,680	-	193,720	-
Payable for forward contracts	103,607	-	-	422,361	-
Total Liabilities	100,141,519	153,993,836	49,061,055	211,009,151	2,705,379

Net Assets	$249,834,354	$371,307,481	$115,176,192	$851,894,053	$59,899,383

Net Assets Consist of:
Shares of beneficial interest	$227,936,204	$345,220,985	$113,650,253	$851,676,456	$57,747,260
Undistributed net investment income (loss)	(362,158)	(3,075,340)	(1,238,038)	11,580,534	(706,236)
Accumulated net realized gain (loss)	(2,865,220)	(1,132,907)	(1,022,345)	(31,052,759)	1,333
Net unrealized appreciation (depreciation) on:
Investments	28,331,179	33,156,769	6,810,947	25,014,297	115,865
Foreign currency and foreign currency translation	(29,838)	(21,068)	(11,215)	(83,162)	-
Short positions	(3,076,326)	(3,639,277)	(3,013,410)	(3,646,093)	-
Futures contracts	-	-	-	(648,203)	-
Written option contracts	207,216	-	-	198,915	-
Swap contracts	(203,096)	798,319	-	(825,567)	2,741,161
Forward Contracts	(103,607)	-	-	(320,365)	-
Total Net Assets	$249,834,354	$371,307,481	$115,176,192	$851,894,053	$59,899,383

Shares outstanding (unlimited shares authorized, $0.001 par value)	20,465,244	46,506,446	13,923,484	85,526,946	6,067,959

Net asset value, offering and redemption price per share	$12.21	$7.98	$8.27	$9.96	$9.87

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

					Managed
				Relative Value-	Futures
		Long/Short		Long/Short	Strategies
For the Six Months Ended June 30, 2014 (Unaudited)	Event Driven	Equity	Market Neutral	Debt	(Consolidated)
Investment Income:
Dividend income
(net of foreign withholding tax of $58,388, $16,535, $0, $33,166, $0)	$1,117,922	$2,034,593	$126,655	$371,963	$-
Interest income	1,078,020	29,735	76,750	18,893,565	8,405
Total Investment Income	2,195,942	2,064,328	203,405	19,265,528	8,405

Expenses:
Investment advisory fees (See Note 6)	1,900,745	3,138,747	893,292	6,137,965	548,907
Operating service fees (See Note 6)	271,535	448,392	127,613	876,852	78,415
Total operating expenses before dividends and interest on
short positions	2,172,280	3,587,139	1,020,905	7,014,817	627,322
Dividends and interest on short positions	1,212,623	1,529,403	313,663	1,317,023	87,319
Total Expenses	3,384,903	5,116,542	1,334,568	8,331,840	714,641

Net Investment Income (Loss)	(1,188,961)	(3,052,214)	(1,131,163)	10,933,688	(706,236)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	4,665,714	22,020,342	4,883,299	10,835,463	-
Foreign currency and foreign currency translation	371,509	(10,809)	(54,690)	1,022,157	-
Forward contracts	(57,520)	-	-	(457,827)	-
Short positions	(2,763,548)	(8,861,600)	(3,906,906)	(3,390,249)	-
Futures contracts	-	-	-	(2,332,156)	-
Written option contracts	1,909,395	46,442	-	498,454	-
Swap contracts	(50,023)	(344,494)	-	(3,548,584)	-
Net Realized Gain (Loss)	4,075,527	12,849,881	921,703	2,627,258	-
Change in unrealized appreciation (depreciation) on:
Investments	8,905,236	(5,527,781)	(306,184)	11,124,002	43,235
Foreign currency and foreign currency translation	(268,302)	(46,179)	3,230	230,703	-
Short positions	(1,380,686)	3,167,714	(205,125)	(1,084,089)	-
Forward contracts	15,428	-	-	(10,576)	-
Written option contracts	160,173	-	-	2,332	-
Futures contracts	-	-	-	(1,523,104)	-
Swap contracts	(7,885)	775,194	-	1,948,621	(4,214,874)
Net Change in Unrealized Appreciation (Depreciation)	7,423,964	(1,631,052)	(508,079)	10,687,889	(4,171,639)
Net Realized and Unrealized Gain (Loss)	11,499,491	11,218,829	413,624	13,315,147	(4,171,639)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,310,530	$8,166,615	$(717,539)	$24,248,835	$(4,877,875)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets
					Managed
				Relative Value-	Futures
		Long/Short		Long/Short	Strategies
	Event Driven	Equity	Market Neutral	Debt	(Consolidated)

Net Assets, December 31, 2012	$74,399,175	213,837,281	93,621,300	180,844,464	70,175,221
2013:
Operations:
Net investment income (loss)	(637,002)	$(5,609,201)	$(1,925,276)	$9,052,384	$(1,316,711)
Net realized gain (loss)	17,871,653	17,835,780	2,334,941	2,100,448	(803,057)

Change in unrealized appreciation (depreciation)	10,163,195	21,677,371	(1,939,074)	9,123,809	6,488,429
Net Increase (Decrease) in Net Assets Resulting
from Operations	27,397,846	33,903,950	(1,529,409)	20,276,641	4,368,661

Capital Share Transactions:
Proceeds from shares sold	152,570,337	158,179,243	48,429,103	456,359,174	17,278,924
Cost of shares redeemed	(71,952,533)	(76,887,194)	(47,669,214)	(113,871,092)	(26,323,670)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	80,617,804	81,292,049	759,889	342,488,082	(9,044,746)

Total Increase/(Decrease) in Net Assets	108,015,650	115,195,999	(769,520)	362,764,723	(4,676,085)

Net Assets, December 31, 2013 *	182,414,825	329,033,280	92,851,780	543,609,187	65,499,136

* Including undistributed net investment income
(loss)	$826,803	$(23,126)	$(106,875)	$646,846	$-
2014 (Unaudited):
Net investment income (loss)	$(1,188,961)	$(3,052,214)	$(1,131,163)	$10,933,688	$(706,236)
Net realized gain (loss)	4,075,527	12,849,881	921,703	2,627,258	-

Change in unrealized appreciation (depreciation)	7,423,964	(1,631,052)	(508,079)	10,687,889	(4,171,639)
Net Increase (Decrease) in Net Assets Resulting
from Operations	10,310,530	8,166,615	(717,539)	24,248,835	(4,877,875)
Total Dividends and Distributions	-	-	-	-	-
Capital Share Transactions:
Proceeds from shares sold	66,021,664	102,042,676	31,871,333	304,430,571	10,570,168
Cost of shares redeemed	(8,912,665)	(67,935,090)	(8,829,382)	(20,394,540)	(11,292,046)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	57,108,999	34,107,586	23,041,951	284,036,031	(721,878)

Total Increase/(Decrease) in Net Assets	67,419,529	42,274,201	22,324,412	308,284,866	(5,599,753)

Net Assets, June 30, 2014**	$249,834,354	$371,307,481	$115,176,192	$851,894,053	$59,899,383
** Including undistributed net investment
income (loss)	$(362,158)	$(3,075,340)	$(1,238,038)	$11,580,534	$(706,236)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust Financial Highlights

	Event Driven
	Six Months
	Ended June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009

Per Share Data:(1)
Net Asset Value, Beginning of Period	$11.65		$9.39	$8.87	$8.49	$7.30	$4.91

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.06)		(0.05)	(0.02)	0.06	0.09	0.19
Net realized and unrealized gain (loss) on investments	0.62		2.31	0.54	0.32	1.10	2.20
Total Gain (loss) from Investment Operations	0.56		2.26	0.52	0.38	1.19	2.39

Less Dividends and Distributions:
Net investment income	-		-	-	-	-	-
Net realized gains	-		-	-	-	-	-
Total Dividends and Distributions	-		-	-	-	-	-

Net Asset Value, End of Period	$12.21		$11.65	$9.39	$8.87	$8.49	$7.30

Total Return	4.79	% (4)	24.09%	5.80%	4.48%	16.30%	48.68%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$249,834		$182,415	$74,399	$78,867	$81,760	$71,624

Ratio of expenses including dividends on short
positions and interest expense to average net assets(3):	3.12	% (5)	2.83%	2.77%	2.98%	3.29%	2.96%

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(3):	2.00	% (5)	2.00%	2.00%	2.36%	3.00%	2.71%

Ratio of net investment income (loss) including
dividends on short positions and interest expense to average net assets:	(1.09	%) (5)	(0.46%)	(0.23%)	0.72%	1.15%	3.14%

Ratio of dividends on short positions and interest
expense to average net assets:	1.12	% (5)	0.83%	0.77%	0.62%	0.29%	0.25%

Portfolio turnover rate	97	% (4)	246%	286%	233%	255%	219%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 7 of the Notes to Financial Statements.
(4) Not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust Financial Highlights

	Long/Short Equity
	Six Months
	Ended June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009

Per Share Data:(1)
Net Asset Value, Beginning of Period	$7.78		$6.82	$6.81	$6.34	$6.55	$6.31

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.07)		(0.15)	(0.14)	(0.15)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	0.27		1.11	0.15	0.62	(0.04)	0.38
Total Gain (loss) from Investment Operations	0.20		0.96	0.01	0.47	(0.21)	0.24

Less Dividends and Distributions:
Net investment income	-		-	-	-	-	-
Net realized gains	-		-	-	-	-	-
Total Dividends and Distributions	-		-	-	-	-	-

Net Asset Value, End of Period	$7.98		$7.78	$6.82	$6.81	$6.34	$6.55

Total Return	2.67	%(4)	14.07%	0.09%	7.41%	-3.21%	3.80%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$371,307		$329,033	$213,837	$231,324	$89,387	$60,233

Ratio of expenses including dividends on short
positions and interest expense to average net assets(3):	2.85	%(5)	2.92%	3.01%	2.88%	3.65%	3.38%

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(3):	2.00	%(5)	2.00%	2.00%	2.24%	3.00%	2.80%

Ratio of net investment income (loss) including
dividends on short positions and interest expense to average net assets:	(1.70	%)(5)	(2.10%)	(2.04%)	(2.30%)	(2.72%)	(2.16%)

Ratio of dividends on short positions and interest
expense to average net assets:	0.85	%(5)	0.92%	1.01%	0.64%	0.65%	0.58%

Portfolio turnover rate	204	%(4)	401%	274%	293%	427%	517%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 7 of the Notes to Financial Statements.
(4) Not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust Financial Highlights

	Market Neutral
	Six Months
	Ended June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.33		$8.52	$8.20	$8.40	$8.57	$9.79

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.09)		(0.20)	(0.20)	(0.23)	(0.26)	(0.31)
Net realized and unrealized gain (loss) on investments	0.03		0.01	0.52	0.03	0.09	(0.91)
Total Gain (loss) from Investment Operations	(0.06)		(0.19)	0.32	(0.20)	(0.17)	(1.22)

Less Dividends and Distributions:
Net investment income	-		-	-	-	-	-
Net realized gains	-		-	-	-	-	-
Total Dividends and Distributions	-		-	-	-	-	-

Net Asset Value, End of Period	$8.27		$8.33	$8.52	$8.20	$8.40	$8.57

Total Return	(0.67	%)(4)	(2.22%)	3.89%	(2.38%)	(1.98%)	(12.46%)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$115,176		$92,852	$93,621	$63,060	$66,821	$57,118

Ratio of expenses including dividends on short
positions and interest expense to average net assets(3):	2.61	%(5)	2.73%	3.43%	3.55%	4.69%	4.59%
					.
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(3):	2.00	%(5)	2.00%	2.00%	2.33%	3.00%	2.82%

Ratio of net investment income (loss) including
dividends on short positions and interest expense to average net assets:	(2.22	%)(5)	(2.45%)	(2.42%)	(2.80%)	(3.08%)	(3.41%)

Ratio of dividends on short positions and interest
expense to average net assets:	0.61	%(5)	0.73%	1.43%	1.22%	1.69%	1.77%

Portfolio turnover rate	72	%(4)	212%	122%	174%	228%	293%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 7 of the Notes to Financial Statements.
(4) Not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust Financial Highlights

	Relative Value - Long/Short Debt
	Six Months
	Ended June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009

Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.63		$9.05	$8.50	$8.50	$7.47	$5.26

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	0.15		0.29	0.30	0.30	0.24	0.54
Net realized and unrealized gain (loss) on investments	0.18		0.29	0.25	(0.30)	0.79	1.67
Total Gain (loss) from Investment Operations	0.33		0.58	0.55	-	1.03	2.21

Less Dividends and Distributions:
Net investment income	-		-	-	-	-	-
Net realized gains	-		-	-	-	-	-
Total Dividends and Distributions	-		-	-	-	-	-

Net Asset Value, End of Period	$9.96		$9.63	$9.05	$8.50	$8.50	$7.47

Total Return	3.48	% (4)	6.39%	6.43%	0.00%	13.79%	42.21%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$851,894		$543,609	$180,844	$154,396	$73,797	$46,202

Ratio of expenses including dividends on short
positions and interest expense to average net assets(3):	2.38	% (5)	2.35%	2.55%	2.60%	3.46%	2.74%

Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(3):	2.00	% (5)	2.00%	2.00%	2.25%	3.00%	2.68%

Ratio of net investment income (loss) including
dividends on short positions and interest expense to average net assets:	3.12	% (5)	3.09%	3.39%	3.54%	3.04%	8.88%

Ratio of dividends on short positions and interest
expense to average net assets:	0.38	% (5)	0.35%	0.55%	0.35%	0.46%	0.06%

Portfolio turnover rate	98	% (4)	186%	249%	107%	116%	116%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.  See Note 7 of the Notes to Financial Statements.
(4) Not annualized.
(5) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust Financial Highlights

	Managed Futures Strategies

					Period from
					September
	Six Months				28, 2011
	Ended June 30,		Year ended	Year ended	through
	2014		December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011(1)

Per Share Data:(2)
Net Asset Value, Beginning of Period	$10.67		$9.95	$9.73	$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (3)	(0.12)		(0.21)	(0.20)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.68)		0.93	0.42	(0.22)
Total Gain (loss) from Investment Operations	(0.80)		0.72	0.22	(0.27)

Less Dividends and Distributions:
Net investment income	-		-	-	-
Net realized gains	-		-	-	-
Total Dividends and Distributions	-		-	-	-

Net Asset Value, End of Period	$9.87		$10.67	$9.95	$9.73

Total Return	(7.45	%) (4)	7.24%	2.26%	(2.70	%) (4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$59,899		$65,499	$70,175	$39,993

Ratio of expenses including dividends on short
positions and interest expense to average net assets(5):	2.28	% (6)	2.15%	2.06%	2.06	% (6)
					.
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets(5):	2.00	% (6)	2.00%	2.00%	2.00	% (6)

Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(2.25	%) (6)	(2.11%)	(2.00%)	(1.95	%) (6)

Ratio of dividends on short positions and interest	0.28	% (6)	0.15%	0.06%	0.06	% (6)
expense to average net assets:
Portfolio turnover rate	0	% (4)	0%	0%	0	% (4)

(1) Commencement of operations for Managed Futures Strategies was September 28, 2011.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

1. Organization

Underlying Funds Trust (the “UFT”) is an open-end management investment company organized as a Delaware statutory trust and operates in a fund-of-funds structure. The UFT is comprised of several series of mutual funds, all of which are diversified, open-ended management investment companies (the “Portfolios”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to the affiliated, publicly offered series of Hatteras Alternative Mutual Funds Trust (the “Funds”).

As of June 30, 2014, the UFT consisted of the following Portfolios:

●	Event Driven
●	Long/Short Equity
●	Market Neutral
●	Relative Value – Long/Short Debt
●	Managed Futures Strategies

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, the Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing five diversified series of shares to investors including: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”), Hatteras Long/Short Debt Fund (“Long/Short Debt”), Hatteras Managed Futures Strategies Fund (“Managed Futures”), and Hatteras Hedged Strategies Fund (“Hedged”). Long/Short Equity, Long/Short Debt and Hedged Strategies commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the UFT.

Under a fund-of-funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Managed Futures Strategies may invest up to 25% of its total assets in Hatteras Trading Advisors (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures Strategies and is therefore consolidated. All intercompany balances, revenues, and expenses have been eliminated in consolidation.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT.

Cash -- Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

Security Valuation -- The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to June 30, 2014 related to subsequent valuation information obtained.

Various inputs are used in determining the value of the Portfolios’ investments. A summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 is located in a table following each series’ Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss -- Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Capital gain distributions received are recorded as capital gains.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating a Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales -- The Portfolios may engage in short sale transactions. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Portfolios under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Portfolios are liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, the Portfolios are required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a ‘To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the six months ended June 30, 2014, the Portfolios did not engage in any TBA transactions.

Bank Loans – The Portfolios may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively “Bank Loans”).  Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Portfolio’s investments and a potential decrease in the NAV of the Portfolio. Some of the Bank Loans in which the Portfolios will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Portfolios may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolios,

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Portfolios may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

Consolidation of Subsidiary – The financial statements include the accounts of the Subsidiary.  All intercompany accounts and transactions have been eliminated in consolidation.  Managed Futures may invest up to 25% of its total assets in its Subsidiary.  The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Managed Futures’ investment objectives and policies.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time.  For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes.  As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in Managed Futures’ investment company taxable income.

Taxes and Distributions to Shareholders – The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2013. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2013, open Federal tax years include the tax years ended December 31, 2010 through December 31, 2013, open New York tax years include the tax year ended December 31, 2010 and open North Carolina tax years include the tax years ended December 31, 2010 through December 31, 2013. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered.  The Portfolios, therefore, are only available to the affiliated, publicly offered Funds making the Portfolios controlled entities under the tax rules.  Due to the tax rules related to controlled entities, when a Fund redeems shares of one of the Portfolios of the UFT, the proceeds are considered a distribution or dividend for tax purposes, rather than a redemption or sale.  Consequently, to the extent that the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital. The Funds do not record the dividend income for book purposes, but recognizes the distribution of income to shareholders on the statement of changes.

Guarantees and Indemnifications – In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements – The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. A summary of the effects of these Master Netting Arrangements on the Statements of Assets and Liabilities as of June 30, 2014, is located in a table following each series’ Schedule of Investments in these financial statements.

3. Derivative Transactions

The Portfolios utilized derivative instruments during the six months ended June 30, 2014. The Portfolios’ use of derivatives included credit defaults swaps, total return swaps, futures, options, and currency forward contracts.  The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Event Driven – The Event Driven Portfolio uses credit defaults swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event.  The credit default swaps used during the period were for hedging purposes, while the currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the Portfolio invests in foreign securities.  The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Long/Short Equity - The Long/Short Equity Portfolio uses options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility.  The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Market Neutral - The Market Neutral Portfolio uses options to implement its strategy of achieving capital appreciation.  During the period, the Portfolio used written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Relative Value – Long/Short Debt – The Relative Value – Long/Short Debt Portfolio uses credit default swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation.  The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets.  Currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the Portfolio invest in foreign securities.  The Portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios.  The Portfolio uses long options to take speculative positions, while also writing options to provide an additional source of revenue to the Portfolio.

Managed Futures Strategies –The Managed Futures Portfolio uses total return swaps to achieve its investment objective of positive returns in rising and falling equity markets with lower levels of volatility.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account.  The success of derivatives strategies will also be affected by the Advisor’s or Sub-Advisor’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivative used during the period in the Portfolios:

Credit Default Swaps

A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks:  counterparty risk and liquidity risk.  Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation.  Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Total Return Swaps

A total return swap agreement (“TRS”) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. Similar to CDS, TRS involve counterparty and liquidity risk.

Futures

A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk.  In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses.  The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Options

Call options give the owner of the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

specific price over a given period of time.  A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Portfolios since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

The premiums received by the Portfolios during the six months ended June 30, 2014, were as follows:

					Managed
	Event	Long/Short	Market	Relative Value -	Futures
	Driven	Equity	Neutral	Long/Short Debt	Strategies
Options outstanding at December 31, 2013	$435,862	$-	$-	$276,473	$-
Options written	3,748,477	46,784	21,006	1,077,458	-
Options closed	(2,027,200)	(3,249)	-	(573,043)	-
Options exercised	(239,230)	-	(21,006)	-	-
Options expired	(1,560,431)	(43,535)	-	(483,073)	-
Options outstanding at June 30, 2014	$357,478	$-	$-	$297,815	$-

The number of option contracts written by the Portfolios during the six months ended June 30, 2014, were as follows:

					Managed
	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Futures Strategies
Options outstanding at December 31, 2013	4,465	-	-	2,565	-
Options written	51,055	492	52	12,531	-
Options closed	(22,072)	(31)	-	(7,630)	-
Options exercised	(3,001)	-	52	-	-
Options expired	(24,970)	(461)	-	(5,141)	-

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

Options outstanding at June 30, 2014	5,477	-	-	2,325	-

Forwards

Similar to a futures contract, a forward contract specifies the exchange of goods (generally a predetermined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange.  Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration.  Disruptions can occur in any currency market traded by a Portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a Portfolio.  Market illiquidity or disruption could result in significant losses.

Further information regarding derivative activity for each Portfolio can be found in the Schedule of Investments.

4. Ownership by Affiliated Parties

As of June 30, 2014 the five affiliated series of the Trust had the following ownership of each of the Portfolios:

		Long/Short	Long/Short		Managed
	Alpha	Equity	Debt	Hedged	Futures
Event Driven	68.82%	0.00%	0.00%	31.18%	0.00%
Long/Short Equity	58.67%	10.21%	0.00%	31.12%	0.00%
Market Neutral	51.05%	0.00%	0.00%	48.95%	0.00%
Relative Value – Long/Short Debt	16.05%	0.00%	73.58%	10.37%	0.00%
Managed Futures Strategies	99.31%	0.00%	0.00%	0.00%	0.69%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities whose prices are or will be impacted by a corporate event.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”) and shares of investment companies. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk.  The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective
The Long/Short Equity Portfolio seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.  A market cycle is three to five years

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.  The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more Sub-Advisors that employ a variety of investment techniques and strategies.  By allocating its assets among one or more Sub-Advisors, the Portfolio seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach.  The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities - both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.  Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Biased Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.  Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

Market Neutral

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will primarily invest in U.S. and foreign equity securities.  The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as “junk bonds”), options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.  The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit market inefficiencies, which involves being simultaneously invested in long and short matched portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt

Investment Objective
Relative Value-Long/Short Debt Portfolio seeks to achieve total return through current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities.  Such strategies are designed to allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as “junk bonds.” The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).  The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income – Sovereign: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2014 (Unaudited)

Managed Futures Strategies

Investment Objective
The Managed Futures Strategies Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio will allocate its assets to a “managed futures” strategy, which includes as a component, a “fixed income” sub-strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio.  The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary is subject to compliance policies and procedures that are the same as the Portfolio’s compliance policies and procedures.  The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions, (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”).  The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to each Trading Advisor’s managed futures programs which the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography.  “Managed futures program” refers to a Trading Advisor’s particular trading strategy or strategies which contribute to the Portfolio’s overall managed futures investment strategy.  The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures — Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on Portfolio positions.  These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables.  Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the Portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on

Underlying Funds Trust Notes to Financial Statements June 30, 2014 (Unaudited)

statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Portfolio’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

5. Investment Transactions

Purchases and sales of securities for the six months ended June 30, 2014 for the Portfolios (excluding short-term investments) are as follows:

	Event	Long/Short	Market	Relative Value -		Managed
	Driven	Equity	Neutral	Long/Short Debt		Futures
Purchases of securities	$238,790,980	$549,403,396	$63,487,107	$935,482,107	* $	-
Sales of securities	(182,128,361)	(531,368,924)	(52,052,618)		(607,419,778)	-

* Includes $4,147,267 of U.S. Government Securities.

During the six months ended June 30, 2014, the Portfolios incurred and paid brokerage commissions to affiliated broker Gabelli & Company, Inc. in the amount of $7,782.

6. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2013 were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Cost of Investments	$180,949,218	$300,872,612	$85,189,999	$563,909,741	$55,657,182
Gross tax unrealized appreciation	27,241,307	51,185,987	12,045,080	27,684,533	2,844,329
Gross tax unrealized depreciation	(7,595,043)	(15,588,229)	(5,227,010)	(14,852,680)	(2,752,877)
Net tax unrealized appreciation
(depreciation)	$19,646,264	$35,597,758	$6,818,070	$12,831,853	$91,452

At December 31, 2013, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Net tax unrealized appreciation (depreciation) on investments	$19,646,264	$35,597,758	$6,818,070	$12,831,853	$91,452
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	(1,648,597)	(6,806,991)	(2,808,285)	(2,365,421)	-
Capital loss carryover	(3,717,002)	(7,760,278)	(138,609)	(31,229,717)	(17,489)

Underlying Funds Trust Notes to Financial Statements June 30, 2014 (Unaudited)

Net tax unrealized appreciation (depreciation) on futures, forwards and swaps	(314,246)	23,125	-	(2,209,076)	6,956,035
Other accumulated
earnings/(losses)	(2,378,799)	(3,133,733)	(1,627,698)	(1,058,877)	-
Total accumulated
earnings/(losses)	$11,587,620	$17,919,881	$2,243,478	($24,031,238)	$7,029,998

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2013.

As of December 31, 2013, the Portfolios had accumulated capital loss carryovers of:

	Event		Long/Short		Long/Short	Market
	Driven		Equity		Equity	Neutral
Capital loss carryover	3,717,002		5,539,838	1	2,220,440	138,609
Expiration date	12/31/2018		12/31/2016		12/31/2018	12/31/2018

	Relative		Relative		Relative	Relative
	Value –		Value –		Value –	Value –
	Long/Short		Long/Short		Long/Short	Long/Short
	Debt		Debt		Debt	Debt
Capital loss carryover	3,065,236	2	2,583,689	3	12,809,960	12,770,832
Expiration date	12/31/2015		12/31/2016		12/31/2017	12/31/2018

Managed
Futures
Capital loss carryover	17,489
Expiration date	Unlimited

1 The entire amount of $5,539,838 is related to the Merger of Underlying Funds Trust- Energy & Natural Resources Fund.
2 The entire amount of $3,065,236 is related to the Merger of Underlying Funds Trust - Arbitrage -1 Portfolio.
3 The entire amount of $2,583,689 is related to the Merger of Underlying Funds Trust - Arbitrage -1 Portfolio.

At December 31, 2013, the following funds deferred, on a tax basis, post-October losses of:

		Late Year
		Ordinary
	Capital	Loss
Event Driven	$1,726,488	$56,653
Long/Short Equity	-	-
Market Neutral	1,456,542	-
Relative Value – Long/Short Debt	-	1,707,477
Managed Futures	-	-

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2012 were as follows:

Underlying Funds Trust Notes to Financial Statements June 30, 2014 (Unaudited)

				Relative
				Value -
	Event	Long/Short	Market	Long/Short	Managed
	Driven	Equity	Neutral	Debt	Futures

Distributions paid from:
Ordinary income	$-	$-	$-	$-	$-

Long term capital gain	-	-	-	-	-

Total distributions paid	-	-	-	-	-

Redemptions characterized as distributions for tax purposes:
Return of capital*	49,507,751	73,114,227	34,455,369	49,621,245	15,716,714

Ordinary income distributions from redemptions*	134,304	-	-	5,292,727	321,226
Total redemptions characterized as
distributions for tax purposes	$49,642,055	$73,114,227	$34,455,369	$54,913,972	$16,037,940

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2013 were as follows:

				Relative
				Value -
	Event	Long/Short	Market	Long/Short	Managed
	Driven	Equity	Neutral	Debt	Futures

Distributions paid from:
Ordinary income	$-	$-	$-	$-	$-

Long term capital gain	-	-	-	-	-

Total distributions paid	-	-	-	-	-

Redemptions characterized as distributions for tax purposes:
Return of capital*	71,879,431	76,742,928	47,542,382	107,094,893	22,606,356

Ordinary income distributions from redemptions*	-	-	-	5,826,118	3,235,711
Total redemptions characterized as
distributions for tax purposes	$71,879,431	$76,742,928	$47,542,382	$112,921,011	$25,842,067

*Certain redemptions were deemed as distributions for income tax purposes due to Alpha, Long/Short Debt, Long/Short Equity, Hedged Strategies, Managed Futures and Alpha Variable’s ownership of the respective UFT’s.

For the year ended December 31, 2013, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

Underlying Funds Trust Notes to Financial Statements June 30, 2014 (Unaudited)

	Undistributed
	Net	Accumulated
	Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Event Driven	1,406,117	(654,338)	(751,779)
Long/Short Equity	6,016,301	(524,874)	(5,491,427)
Market Neutral	1,855,615	(621,697)	(1,233,918)
Relative Value - Long/Short Debt	(8,778,875)	2,553,796	6,225,079
Managed Futures	1,316,711	804,390	(2,121,101)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

7. Operating Services Agreements and Other Expense Agreements

Investment Advisor -- Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the “Services Agreement”) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.25% of the Portfolios’ average daily net assets.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Distribution – Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

UFT Maximum Fund Fees and Expenses -- The maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of each Portfolios daily average net assets, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers – US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers – The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds and Portfolios. Each Trustee is also reimbursed by the Advisor for all reasonable out-

Underlying Funds Trust Notes to Financial Statements June 30, 2014 (Unaudited)

of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

8. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:
				Relative
				Value -	Managed
	Event	Long/Short	Market	Long/Short	Futures
	Driven	Equity	Neutral	Debt	Strategies
Shares outstanding, January 1, 2013	7,923,465	31,363,122	10,992,762	19,987,697	7,054,956

Shares sold	14,511,187	21,592,080	5,837,513	48,735,231	1,696,710
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(6,777,038)	(10,643,202)	(5,680,728)	(12,249,410)	(2,610,839)

Shares outstanding, December 31,
2013	15,657,614	42,312,000	11,149,547	56,473,518	6,140,827

Shares sold	5,551,309	12,947,789	3,832,090	31,130,712	1,016,916
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(743,679)	(8,753, 343)	(1,058,153)	(2,077,284)	(1,089,784)

Shares outstanding, June 30, 2014	20,465,244	46,506,446	13,923,484	85,526,946	6,067,959

9. Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Underlying Funds Trust
Independent Trustees’ Approval of Sub-Advisory Agreements (Unaudited)

The Independent Trustees of the Board of Trustees (the “Independent Trustees”) of Underlying Funds Trust (the “Trust”), i.e., those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, met in person on November 21, 2013,  March 4, 2014, and May 28, 2014, and voted to approve certain new Sub-Advisory Agreements (the “Sub-Advisory Agreements”) among the Trust, on behalf of its series (the “Portfolios”), Hatteras Funds, LLC (“Advisor”) and the respective Sub-Advisors discussed below. The Independent Trustees received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements.

The Independent Trustees evaluated the quality of services expected to be provided by the sub-advisors to the Funds and the total compensation proposed to be paid to the sub-advisors.  The Independent Trustees gave equal consideration to all factors deemed to be relevant to the Portfolios, including, but not limited to the following: (i) the overall historical investment performances of each sub-advisor; (ii) the nature, scope and quality of the services to be provided by each sub-advisor; (iii) the costs of the services to be provided by each sub-advisor and the structure of each  sub-advisor’s fees; (iv) the extent to which economies of scale would be realized as a Portfolio grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and (v) the profits to be realized by each sub-advisor and its affiliates from the relationship with a Portfolio.

None of these factors was determinative in the Independent Trustees’ decision to approve each Sub-Advisory Agreement, but each was a factor in the Independent Trustees’ consideration.

The Independent Trustees next assessed the overall quality of services to be provided by each sub-advisor.  The Independent Trustees considered the sub-advisors’ specific responsibilities in all aspects of day-to-day portfolio management, as well as the qualifications, experience and responsibilities of their respective portfolio managers and other key personnel at each sub-advisor involved in the day-to-day portfolio activities.  The Independent Trustees then concluded that each sub-advisor would have sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

Regarding each of the Sub-Advisors, the Independent Trustees considered, among other things, the following:

Boardman Bay Capital Management, LLC (“Boardman”), a Sub-Advisor to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of Boardman’s investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees assessed the overall quality of services to be provided by Boardman to the Long/Short Equity Portfolio.  The Independent Trustees considered Boardman’s specific responsibilities in all aspects of day-to-day portfolio management of the Long/Short Equity Portfolio, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at Boardman involved in the day-to-day portfolio activities of the Long/Short Equity Portfolio.  The Independent Trustees then concluded that Boardman would have sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Boardman.

Jadwin Partners, LLC (“Jadwin”), a Sub-Advisor to the Market Neutral Portfolio: The Independent Trustees considered the favorable portfolio fit of Jadwin’s market neutral strategy within the current strategies employed by the Market Neutral Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees assessed the overall quality of services to be provided by Jadwin to the Market Neutral Portfolio.  The Independent Trustees considered Jadwin’s specific responsibilities in all aspects of day-to-day portfolio management of the Market Neutral Portfolio, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at Jadwin involved in the day-to-day portfolio activities of the Market Neutral Portfolio.  The Independent Trustees then concluded that Jadwin would have sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Jadwin.

Lutetium Capital, LP (“Lutetium”), a Sub-Advisor to the Relative Value Portfolio: The Independent Trustees considered the favorable portfolio fit of Lutetium’s investment processes within the current strategies employed by the Relative Value Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees assessed the overall quality of services to be provided by Lutetium to the Relative Value Portfolio.  The Independent Trustees considered Lutetium’s specific responsibilities in all aspects of day-to-day portfolio management of the Relative Value Portfolio, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at Lutetium involved in the day-to-day portfolio activities of the Relative Value Portfolio.  The Independent Trustees then concluded that Lutetium would have sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Lutetium.

MP Securitized Credit Partners L.P. (“MatlinPatterson”), a Sub-Advisor to the Relative Value Portfolio: The Independent Trustees considered the favorable portfolio fit of MatlinPatterson’s investment processes within the current strategies employed by the Relative Value Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees assessed the overall quality of services to be provided by MatlinPatterson to the Relative Value Portfolio.  The Independent Trustees considered MatlinPatterson’s specific responsibilities in all aspects of day-to-day portfolio management of the Relative Value Portfolio, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at MatlinPatterson involved in the day-to-day portfolio activities of the Relative Value Portfolio.  The Independent Trustees then concluded that MatlinPatterson would have sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to MatlinPatterson.

The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Sub-Advisory fees.  The Advisor noted that the Sub-Advisory fees will be paid out of the Advisor’s fee.

The Independent Trustees concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to each of the Sub-Advisory fees.

Based on the factors discussed above, the Independent Trustees approved each Sub-Advisory Agreement.

INVESTMENT ADVISOR
Hatteras Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

Toll Free Telephone Number:
1-877-569-2382

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382
The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website,
www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2012 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.
The Trust files a Form N-Q with the Securities and Exchange Commission (the
‘‘SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30.
Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).
This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  September 5, 2014

By (Signature and Title)  /s/ Lance Baker
                                            Lance Baker, Chief Financial Officer and Treasurer

Date  September 3, 2014